UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Marina Belaya, Esq. BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BofA Funds

Semiannual Report

February 28, 2015

•  BofA California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	18
Board Consideration and Re-Approval of Investment Advisory Agreement	25
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA California Tax-Exempt Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

09/01/14 – 02/28/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA California Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds – 90.9%
	Par ($)	Value ($)
California – 86.5%
CA City of Los Angeles
Series 2014
1.500% 06/25/15	4,000,000	4,017,632
CA Corona
Country Hills Apartments,
Series 1995 A, DPCE: FHLMC 0.020% 02/01/25 (03/05/15) (a)(b)	4,795,000	4,795,000
CA County of Los Angeles
Series 2014
1.500% 06/30/15	5,900,000	5,926,907
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, DPCE: FNMA 0.020% 10/15/29 (03/05/15) (a)(b)	6,700,000	6,700,000
CA Eclipse Funding Trust
Series 2007
LOC: U.S. Bank N.A. 0.020% 05/01/37 (03/05/15) (a)(b)(c)	3,785,000	3,785,000
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Stonepine Apartments, Series 2001 A, DPCE: FNMA 0.020% 02/15/31 (03/05/15) (a)(b)	4,760,000	4,760,000
CA Health Facilities Financing Authority
Children's Hospital of Orange County,
Series 2009 B, LOC: U.S. Bank N.A. 0.010% 11/01/38 (03/04/15) (a)(b)	5,000,000	5,000,000
Stanford Hospital & Clinics,
Series 2008 B2: 0.090% 11/15/45 (07/08/15) (a)(d)	7,500,000	7,500,000
0.100% 11/15/45 (06/03/15) (a)(d)	8,850,000	8,850,000

	Par ($)	Value ($)
CA Indio Multi-Family Housing Revenue
Carreon Villa Apartments,
Series 1996 A, DPCE: FNMA 0.020% 08/01/26 (03/05/15) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
Le Lycee Francais De Los,
Series 2006, LOC: U.S. Bank N.A. 0.040% 09/01/36 (03/05/15) (a)(b)	1,685,000	1,685,000
CA Infrastructure & Economic Development Bank
Kruger & Sons, Inc.,
Series 2002, AMT, LOC: Bank of the West 0.120% 11/01/28 (03/05/15) (a)(b)	2,340,000	2,340,000
Traditional Baking, Inc.,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.090% 08/01/28 (03/04/15) (a)(b)	1,145,000	1,145,000
CA Irvine Ranch Water District
Series 2011 A-1,
0.050% 10/01/37 (03/05/15) (a)(d)	1,000,000	1,000,000
Series 2011 A-2,
0.030% 10/01/37 (03/05/15) (a)(d)	9,000,000	9,000,000
CA Irvine Unified School District
Series 2014 B-9-1,
LOC: Sumitomo Mitsui Banking 0.010% 09/01/54 (03/04/15) (a)(b)	30,000,000	30,000,000
CA JPMorgan Chase Putters/Drivers Trust
University of California
Series 2015 LIQ FAC: JPMorgan Chase Bank: 0.030% 05/15/21 (03/05/15) (a)(b)(c)	1,900,000	1,900,000
0.030% 05/15/22 (03/05/15) (a)(b)(c)	5,975,000	5,975,000
CA Los Angeles Country, Capital Asset Leasing Corp.
Series A1
LOC: JPMorgan Chase Bank: 0.050% 04/13/15	4,600,000	4,600,000
0.060% 05/08/15	3,000,000	3,000,000

See Accompanying Notes to Financial Statements.

2

BofA California Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Los Angeles Department of Water & Power
Series 2001 B-5
SPA: Bank of Montreal 0.010% 07/01/34 (03/05/15) (a)(b)	3,000,000	3,000,000
CA Metropolitan Water District of Southern California
Series 2001 B-3
SPA: Royal Bank of Canada 0.010% 07/01/35 (03/05/15) (a)(b)	2,600,000	2,600,000
CA Monterey Peninsula Water Management District
Wastewater Reclamation Project,
Series 1992, LOC: Wells Fargo Bank N.A. 0.030% 07/01/22 (03/05/15) (a)(b)	1,992,000	1,992,000
CA Northern California Power Agency
Series 2008 A,
LOC: Bank of Montreal 0.010% 07/01/32 (03/04/15) (a)(b)	18,000,000	18,000,000
CA Oceanside
Shadow Way Apartments LP,
Series 2009, LOC: FHLMC 0.020% 03/01/49 (03/05/15) (a)(b)	1,375,000	1,375,000
CA Oxnard Housing Authority
Seawind Apartments Ltd.,
Series 1990 A, AMT, DPCE: FNMA 0.060% 12/01/20 (03/04/15) (a)(b)	2,325,000	2,325,000
CA Pittsburg Public Financing Authority
Series 2008,
LOC: Bank of the West 0.030% 06/01/35 (03/05/15) (a)(b)	3,005,000	3,005,000
CA Pittsburg Redevelopment Agency
Los Medanos Community,
Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.020% 09/01/35 (03/02/15) (a)(b)	7,860,000	7,860,000

	Par ($)	Value ($)
CA Pollution Control Financing Authority
Bay Counties Waste Services,
Series 2014 AMT, LOC: Comerica Bank 0.050% 08/01/34 (03/04/15) (a)(b)	2,205,000	2,205,000
Pacific Gas & Electric Co.,
Series 1996 E, LOC: JPMorgan Chase Bank 0.020% 11/01/26 (03/02/15) (a)(b)	8,200,000	8,200,000
Zerep Management Corp.,
Series 2014 AMT, LOC: Comerica Bank 0.050% 10/01/44 (03/04/15) (a)(b)	1,400,000	1,400,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente,
Series 2011 E-21, LOC: Royal Bank of Canada 0.020% 10/01/15 (03/05/15) (a)(b)(c)	14,600,000	14,600,000
CA Sacramento Municipal Utility District
Series 2012 L
LOC: U.S. Bank N.A. 0.010% 08/15/41 (03/05/15) (a)(b)	3,605,000	3,605,000
CA San Diego County Regional Transportation Commission
Series 2012 A,
4.000% 04/01/15	4,490,000	4,504,904
CA San Diego County Water Authority
Series 2004 A,
Pre-refunded 05/01/15 Escrowed in U.S. Treasuries 5.000% 05/01/30	2,800,000	2,822,990
CA San Francisco City & County
Certificates of Participation,
Series 2007 1883, GTY AGMT: Wells Fargo Bank N.A. 0.060% 09/01/31 (03/05/15) (a)(b)	13,675,000	13,675,000
CA San Jose Redevelopment Agency
Series 03-B,
LOC: JP Morgan Chase Bank 0.120% 04/10/15	6,350,000	6,349,861

See Accompanying Notes to Financial Statements.

3

BofA California Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA San Mateo Joint Powers Financing Authority
Public Safety Project,
Series 2007 A, LOC: Wells Fargo Bank N.A. 0.020% 04/01/39 (03/05/15) (a)(b)	15,140,000	15,140,000
CA Santa Clara Valley Water District
0.050% 05/13/15	7,200,000	7,200,000
CA School Cash Reserve Program Authority
Series 2014 D
2.000% 06/30/15	5,525,000	5,559,507
CA Southern California Public Power Authority
Series A-1 2009
LOC: U.S. Bank N.A. 0.010% 07/01/36 (03/04/15) (a)(b)	15,000,000	15,000,000
CA State Department of Water Resources
0.040% 03/03/15	8,000,000	8,000,000
CA State University Institute
0.050% 05/05/15	3,765,000	3,765,000
CA Statewide Communities Development Authority
0.140% 10/07/15	7,000,000	7,000,000
Birchcrest Preservation,
Series 2001 S AMT, LOC: U.S. Bank N.A. 0.040% 08/01/32 (03/02/15) (a)(b)	955,000	955,000
Kaiser Permanente:
Series 04-K, 0.140% 03/02/15	4,000,000	4,000,000
Series 09-D, 0.130% 05/05/15	5,000,000	5,000,000
Series 9B-1, 0.140% 08/07/15	7,000,000	7,000,000
Series 9B-3, 0.130% 05/05/15	1,500,000	1,500,000
Series B-5, 0.130% 05/01/15	6,250,000	6,250,000
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank of CA N.A. 0.040% 02/01/35 (03/05/15) (a)(b)	8,115,000	8,115,000
Rady Children's Hospital,
Series 2008 C LOC: Northern Trust Company 0.010% 08/15/36 (03/05/15) (a)(b)	4,050,000	4,050,000

	Par ($)	Value ($)
CA State
Revenue Anticipation Notes,
Series 2014 1.500% 06/22/15	1,800,000	1,807,712
Series 2003 A-2
LOC: Bank of Montreal 0.010% 05/01/33 (03/02/15) (a)(b)	3,000,000	3,000,000
Series 2004 A6,
LOC: Citibank N.A. 0.010% 05/01/34 (03/05/15) (a)(b)	2,000,000	2,000,000
Series 2005 A-2-1,
LOC: Barclays Bank PLC 0.010% 05/01/40 (03/04/15) (a)(b)	2,350,000	2,350,000
CA University of California
Series 2005 E
Insured: NATL-RE 5.000% 05/15/15	500,000	505,125
California Total		323,346,638
Puerto Rico – 4.4%
PR Highways & Transportation Authority
Series 2005 K
Pre-refunded 07/01/15, Escrowed in U.S. Treasuries 5.000% 07/01/45	1,525,000	1,549,587
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.220% 09/01/15 (03/05/15) (a)(b)(c)	10,375,000	10,375,000
PR RIB Floater Trust
Series 2014 4WE,
LOC: Barclays Bank PLC 0.420% 06/30/15 (03/05/15) (a)(b)(c)	4,665,000	4,665,000
Puerto Rico Total		16,589,587
Total Municipal Bonds (cost of $339,936,225)		339,936,225

See Accompanying Notes to Financial Statements.

4

BofA California Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Closed-End Investment Companies – 9.0%
	Par ($)	Value ($)
California – 9.0%
CA Nuveen Dividend Advantage Municipal Fund
Series 2014 AMT,
LIQ FAC: Citibank N.A.: 0.090% 08/01/40 (03/05/15) (a)(b)(c)	23,500,000	23,500,000
0.090% 12/01/40 (03/05/15) (a)(b)(c)	10,000,000	10,000,000
California Total		33,500,000
Total Closed-End Investment Companies (cost of $33,500,000)		33,500,000
Total Investments – 99.9% (cost of $373,436,225) (e)		373,436,225
Other Assets & Liabilities, Net – 0.1%		323,403
Net Assets – 100.0%		373,759,628

Notes to Investment Portfolio:

(a)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities, which are not illiquid, amounted to $74,800,000 or 20.0% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(e)  Cost for federal income tax purposes is $373,436,225.

The following table summarizes the inputs used, as of February 28, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$339,936,225	$—	$339,936,225
Total Closed-End Investment Companies	—	33,500,000	—	33,500,000
Total Investments	$—	$373,436,225	$—	$373,436,225

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	90.9
Closed-End Investment Companies	9.0
99.9
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
DRIVERs	Derivative Inverse Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PUTTERs	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
February 28, 2015 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	373,436,225
	Cash	20,554
	Receivable for:
	Interest	362,595
	Expense reimbursement due from investment advisor	18,265
	Prepaid expenses	8,105
	Total Assets	373,845,744
Liabilities	Payable for:
	Investment advisory fee	1,983
	Administration fee	4,302
	Pricing and bookkeeping fees	8,446
	Transfer agent fee	2,534
	Trustees' fees	2,135
	Audit fee	21,047
	Legal fee	34,026
	Custody fee	1,550
	Chief Compliance Officer expenses	1,302
	Other liabilities	8,791
	Total Liabilities	86,116
	Net Assets	373,759,628
Net Assets Consist of	Paid-in capital	374,393,392
	Accumulated net realized loss	(633,764)
	Net Assets	373,759,628

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA California Tax-Exempt Reserves
February 28, 2015 (Unaudited)

Adviser Class Shares	Net assets	$6,160,015
	Shares outstanding	6,162,034
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$62,384,664
	Shares outstanding	62,404,988
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$7,584,932
	Shares outstanding	7,587,424
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$204,889
	Shares outstanding	204,956
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$6,056,977
	Shares outstanding	6,059,113
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$11,122
	Shares outstanding	11,126
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$291,357,029
	Shares outstanding	291,453,208
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA California Tax-Exempt Reserves
For the Six Months Ended February 28, 2015 (Unaudited)

		($)
Investment Income	Interest	141,935
Expenses	Investment advisory fee	270,286
	Administration fee	134,162
	Distribution fee:
	Daily Class Shares	14,002
	Investor Class Shares	2,953
	Service fee:
	Adviser Class Shares	7,959
	Daily Class Shares	10,001
	Investor Class Shares	7,383
	Liquidity Class Shares	14
	Shareholder administration fee:
	Institutional Class Shares	41
	Trust Class Shares	137,344
	Transfer agent fee	7,624
	Pricing and bookkeeping fees	48,390
	Trustees' fees	15,514
	Custody fee	4,340
	Legal fees	52,769
	Chief Compliance Officer expenses	3,883
	Other expenses	52,371
	Total Expenses	769,036
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(447,395)
	Fees waived by distributor:
	Adviser Class Shares	(7,949)
	Daily Class Shares	(23,991)
	Institutional Class Shares	(40)
	Investor Class Shares	(10,327)
	Liquidity Class Shares	(13)
	Trust Class Shares	(137,386)
	Net Expenses	141,935
	Net Investment Income	—
	Net realized gain on investments	88,227
	Net Increase Resulting from Operations	88,227

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA California Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2015 ($)	Year Ended August 31, 2014 ($)
Operations	Net realized gain on investments	88,227	43,539
	Net increase resulting from operations	88,227	43,539
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	—	(369)
	Capital Class Shares	—	(4,426)
	Daily Class Shares	—	(563)
	Institutional Class Shares	—	(9)
	Investor Class Shares	—	(329)
	Liquidity Class Shares	—	(1)
	Trust Class Shares	—	(17,088)
	Total distributions to shareholders	—	(22,785)
	Net Capital Stock Transactions	(15,056,590)	(72,568,855)
	Contribution from advisor (See Note 3)	192,753	—
	Total decrease in net assets	(14,775,610)	(72,548,101)
Net Assets	Beginning of period	388,535,238	461,083,339
	End of period	373,759,628	388,535,238
	Undistributed net investment income at end of period	—	—

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA California Tax-Exempt
Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	—	—	10,311	10,311
Distributions reinvested	—	—	40	40
Redemptions	(322,928)	(322,928)	(6,620,470)	(6,620,470)
Net decrease	(322,928)	(322,928)	(6,610,119)	(6,610,119)
Capital Class Shares
Subscriptions	59,092,530	59,092,530	293,566,171	293,566,171
Distributions reinvested	—	—	2,275	2,275
Redemptions	(76,936,378)	(76,936,378)	(323,889,883)	(323,889,883)
Net decrease	(17,843,848)	(17,843,848)	(30,321,437)	(30,321,437)
Daily Class Shares
Subscriptions	—	—	10,456	10,456
Redemptions	(1,028,002)	(1,028,002)	(3,335,401)	(3,335,401)
Net decrease	(1,028,002)	(1,028,002)	(3,324,945)	(3,324,945)
Institutional Class Shares
Subscriptions	—	—	40,001	40,001
Distributions reinvested	—	—	5	5
Redemptions	(1,215)	(1,215)	(1,304)	(1,304)
Net increase (decrease)	(1,215)	(1,215)	38,702	38,702
Investor Class Shares
Subscriptions	2,790,689	2,790,689	9,649,037	9,649,037
Distributions reinvested	—	—	21	21
Redemptions	(2,327,420)	(2,327,420)	(6,926,078)	(6,926,078)
Net increase	463,269	463,269	2,722,980	2,722,980
Liquidity Class Shares
Distributions reinvested	—	—	1	1
Redemptions	(11)	(11)	—	—
Net increase (decrease)	(11)	(11)	1	1
Trust Class Shares
Subscriptions	317,202,426	317,202,426	551,960,544	551,960,544
Distributions reinvested	—	—	8	8
Redemptions	(313,526,281)	(313,526,281)	(587,034,589)	(587,034,589)
Net increase (decrease)	3,676,145	3,676,145	(35,074,037)	(35,074,037)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—		—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—		—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Increase from Contribution from Advisor	—	(d)	—		—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.00	%(j)	0.05%		0.03%		0.00	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(k)	0.11%		0.19	%(l)	0.23	%(l)	0.32	%(l)	0.35	%(l)
Waiver/Reimbursement	0.50	%(k)	0.45%		0.38%		0.34%		0.23%		0.18%
Net investment income	—		—		—	%(j)(l)	—	(l)	—	%(j)(l)	—	%(j)(l)
Net assets, end of period (000s)	$6,160		$6,478		$13,083		$43,603		$62,936		$217,843

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	(d)	0.001		0.0014
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	0.001		0.0014
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	(0.001)		(0.001)		(0.0014)
Increase from Contribution from Advisor	—	(d)	—		—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.01%		0.08%		0.14%		0.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(i)	0.11%		0.17	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.25	%(i)	0.20%		0.15%		0.12%		0.10%		0.08%
Net investment income	—		—		0.01	%(j)	0.03	%(j)	0.11	%(j)	0.14	%(j)
Net assets, end of period (000s)	$62,385		$80,166		$110,464		$75,981		$117,232		$193,989

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2015		2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(c)	—		—	(c)	—
Net realized gain (loss) on investments	—	(c)	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—		—	(c)	—
Less Distributions to Shareholders:
From net investment income	—		—	(c)	—	(c)	—	(c)	—	(c)	—
Increase from Contribution from Advisor	—	(c)	—		—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.00	%(f)(g)	0.01%		0.00	%(h)	0.05%		0.03%		0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(i)	0.11%		0.18	%(j)	0.23	%(j)	0.32	%(j)	0.35	%(j)
Waiver/Reimbursement	0.85	%(i)	0.80%		0.74%		0.69%		0.58%		0.53%
Net investment income	—		—		—	%(h)(j)	—	(j)	—	%(h)(j)	—	(j)
Net assets, end of period (000s)	$7,585		$8,607		$11,929		$17,086		$35,567		$273,194

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Rounds to less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	(d)	0.001		0.0010
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	0.001		0.0010
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	(0.001)		(0.001)		(0.0010)
Increase from Contribution from Advisor	—	(d)	—		—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.00	%(i)	0.05%		0.11%		0.10%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11%		0.19	%(k)	0.22	%(k)	0.23	%(k)	0.24	%(k)
Waiver/Reimbursement	0.29	%(j)	0.24%		0.17%		0.13%		0.11%		0.08%
Net investment income	—		—		0.01	%(k)	—	%(i)(k)	0.08	%(k)	0.10	%(k)
Net assets, end of period (000s)	$205		$206		$167		$686		$110,499		$265,338

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(c)	—		—	(c)	—
Net realized gain (loss) on investments	—	(c)	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—		—	(c)	—
Less Distributions to Shareholders:
From net investment income	—		—	(c)	—	(c)	—	(c)	—	(c)	—
Increase from Contribution from Advisor	—	(c)	—		—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.00	%(f)(g)	0.01%		0.00	%(h)	0.05%		0.03%		0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(i)	0.11%		0.19	%(j)	0.22	%(j)	0.30	%(j)	0.35	%(j)
Waiver/Reimbursement	0.60	%(i)	0.55%		0.48%		0.44%		0.35%		0.28%
Net investment income	—		—		—	%(h)(j)	—	(j)	—	%(h)(j)	—	(j)
Net assets, end of period (000s)	$6,057		$5,590		$2,870		$9,007		$6,201		$5,178

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Rounds to less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—		—	(d)	0.0002
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—		—	(d)	0.0002
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	—	(d)	(0.0002)
Increase from Contribution from Advisor	—	(d)	—		—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.00	%(i)	0.04%		0.03%		0.01%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11%		0.19	%(k)	0.21	%(k)	0.28	%(k)	0.33	%(k)
Waiver/Reimbursement	0.49	%(j)	0.45%		0.38%		0.35%		0.27%		0.20%
Net investment income	—		—		—	%(i)(k)	—	(k)	—	%(i)(k)	0.02	%(k)
Net assets, end of period (000s)	$11		$11		$11		$1		$701		$1

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	(d)	0.001		0.0005
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	0.001		0.0005
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	—	(d)	(0.001)		(0.0005)
Increase from Contribution from Advisor	—	(d)	—		—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.01%		0.00	%(i)	0.05%		0.06%		0.05%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11%		0.18	%(k)	0.22	%(k)	0.28	%(k)	0.30	%(k)
Waiver/Reimbursement	0.35	%(j)	0.30%		0.24%		0.19%		0.12%		0.08%
Net investment income	—		—		—	%(i)(k)	—	%(i)(k)	0.02	%(k)	0.05	%(k)
Net assets, end of period (000s)	$291,357		$287,477		$322,559		$372,451		$381,369		$311,692

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – BofA California Tax-Exempt Reserves
February 28, 2015 (Unaudited)

Note 1. Organization

BofA California Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.

18

BofA California Tax-Exempt Reserves, February 28, 2015 (Unaudited)

Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Contribution

Within the period September 1, 2014 to February 28, 2015, the Advisor made capital contributions to the Fund in the amount of $192,753.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2014 was as follows:

Distributions paid from
Tax-Exempt Income	$22,785

19

BofA California Tax-Exempt Reserves, February 28, 2015 (Unaudited)

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

As of August 31, 2014, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2018	$721,989

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2015, the Fund's annualized effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2015, the annualized effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

20

BofA California Tax-Exempt Reserves, February 28, 2015 (Unaudited)

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

21

BofA California Tax-Exempt Reserves, February 28, 2015 (Unaudited)

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2017	2016	2015	recovery	ended 02/28/2015
$488,543	$587,907	$674,674	$1,751,124	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the

Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

22

BofA California Tax-Exempt Reserves, February 28, 2015 (Unaudited)

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2015, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of California, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of California. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

23

BofA California Tax-Exempt Reserves, February 28, 2015 (Unaudited)

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

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Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 9, 2014, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

The Board's Contracts Review Committee met on multiple occasions prior to the December meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. In addition, in preparation for the December meeting, the Board met in September 2014 to review and discuss the materials and information described below. The Board also received performance and other reports at its quarterly meetings throughout the year and considered factors and information relevant to its annual consideration of the Advisory Agreement at each meeting. As part of its review process, the Board considered BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf relating to the Advisory Agreements, other services provided by BoAA and its affiliates and the overall fees paid by the Funds, including fees paid to financial intermediaries. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as the market environment in which the Funds operate and amendments to the regulatory requirements applicable to money market funds. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. As part of its review, the Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA, as well as the infrastructure and support staff in place to assist in the management of the Funds.

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In addition, the Board considered the investment, operational and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year. The Board also considered that each Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board noted recent amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission on July 23, 2014 with compliance dates in 2015 and 2016. The Board considered BoAA's expertise in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its ability to manage the Funds in accordance with the recent amendments.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, supervisory and compliance personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers offering administrative, transfer agency and other services.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual

Management Fee Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Board noted that BoAA had voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and may be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds ("Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking

26

for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA California Tax-Exempt Reserves, the Board noted that the Fund's total expense ratio was above the median range of its Peer Group.

The Board generally noted other relevant factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, with respect to BofA California Tax-Exempt Reserves, the Board noted that the net return investment performance of certain classes of the Fund was below the median range of its Universe (meaning that the Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the

Advisory Agreement for such Fund, generally noted other relevant factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate, Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of BoAA and certain affiliates. The Board received and considered information regarding the allocation methodologies and estimates used in determining profitability. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds, including further investments in personnel and technology associated with the management, operations and compliance services provided to the Funds.

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Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients with investment strategies similar to those of the Funds, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the significantly greater services provided to and increased costs, risks and regulatory requirements associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationships with the Funds. Such benefits include, among others, benefits attributable to BoAA's and its affiliates' relationships with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year, including at each of its quarterly meetings.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA California Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

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BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888-331-0904
Institutional Investors: 800-353-0828

BofA California Tax-Exempt Reserves

Semiannual Report, February 28, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-CATE-0415

BofA Funds

Semiannual Report

February 28, 2015

•  BofA Cash Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	28
Board Consideration and Re-Approval of Investment Advisory Agreement	36
Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Cash Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

09/01/14 – 02/28/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,023.70	1.09	1.10	0.22
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,023.85	0.94	0.95	0.19
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,023.70	1.09	1.10	0.22
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,023.85	0.94	0.95	0.19
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,023.70	1.09	1.10	0.22
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,023.70	1.09	1.10	0.22
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,023.70	1.09	1.10	0.22
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,023.70	1.09	1.10	0.22
Marsico Shares	1,000.00	1,000.00	1,000.10	1,023.70	1.09	1.10	0.22
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.70	1.09	1.10	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Cash Reserves

February 28, 2015 (Unaudited)

Certificates of Deposit – 26.8%
	Par ($)	Value ($)
Bank of Montreal Chicago
0.251% 04/09/15 (03/09/15) (a)(b)	18,127,000	18,127,420
Bank of Nova Scotia Houston
0.251% 07/09/15 (03/09/15) (a)(b)	32,000,000	32,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.240% 05/11/15	8,000,000	8,000,000
0.250% 03/04/15	62,000,000	62,000,000
0.310% 07/29/15	97,500,000	97,500,000
0.313% 08/24/15 (03/24/15) (a)(b)	100,000,000	100,000,000
Canadian Imperial Bank of Commerce NY
0.240% 05/12/15	33,248,000	33,248,000
0.262% 06/12/15 (03/12/15) (a)(b)	68,000,000	68,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
0.261% 07/07/15 (03/09/15) (a)(b)	36,000,000	36,000,000
0.303% 04/14/15	1,205,000	1,205,056
0.311% 05/29/15	2,634,000	2,634,157
Credit Industriel et Commercial NY
0.230% 06/01/15	78,000,000	78,000,000
0.250% 05/01/15	110,000,000	110,000,000
0.280% 06/01/15	100,000,000	100,002,554
Credit Suisse NY
0.280% 05/04/15	100,000,000	100,000,000
0.280% 05/29/15	47,000,000	47,000,000
0.492% 04/10/15	18,515,000	18,518,960
DZ Bank AG Deutsche Zentral
0.270% 04/21/15	88,000,000	88,000,623
0.270% 05/05/15	97,000,000	97,000,875
HSBC Bank USA, Inc.
0.240% 04/06/15	75,000,000	75,000,000
0.240% 04/15/15	39,103,000	39,103,000
0.240% 05/04/15	43,671,000	43,671,000
0.240% 05/21/15	25,000,000	25,000,000
0.240% 05/29/15	60,000,000	60,000,000
0.242% 04/13/15 (03/13/15) (a)(b)	17,416,000	17,416,000
0.243% 05/06/15 (03/06/15) (a)(b)	23,911,000	23,911,000
0.245% 06/02/15	30,000,000	30,000,000
0.251% 06/08/15 (03/09/15) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
HSBC France SA
0.360% 08/05/15	45,000,000	44,929,478
Lloyds Bank PLC, NY
0.120% 03/06/15	93,539,000	93,539,000
Mizuho Corporate Bank Ltd./NY
0.220% 03/05/15	27,000,000	27,000,000
0.240% 05/05/15	9,127,000	9,127,000
0.250% 04/02/15	53,433,000	53,433,000
0.250% 04/22/15	10,600,000	10,600,000
Natixis NY
0.250% 03/03/15	40,000,000	40,000,000
Nordea Bank Finland PLC NY
0.220% 04/16/15	45,500,000	45,500,000
0.240% 05/26/15	25,000,000	24,999,702
0.245% 05/26/15	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB/NY
0.230% 03/02/15	105,000,000	105,000,000
0.230% 03/03/15	76,000,000	76,000,000
0.250% 03/30/15	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp./NY
0.110% 03/02/15	19,599,000	19,599,004
0.250% 03/05/15	5,961,000	5,961,078
0.250% 05/12/15	23,000,000	23,000,000
0.301% 07/02/15 (03/02/15) (a)(b)	69,000,000	69,000,000
0.310% 07/27/15	58,000,000	58,000,000
0.310% 08/03/15	10,000,000	10,000,000
Svenska Handelsbanken/NY
0.230% 03/24/15	64,000,000	64,000,204
Toronto Dominion Bank NY
0.230% 05/11/15	19,948,000	19,948,000
0.230% 05/29/15	26,934,000	26,934,000
0.260% 07/17/15	20,000,000	20,000,000
UBS AG Stamford, CT
0.220% 03/31/15	59,850,000	59,850,000
0.240% 03/19/15	22,513,000	22,512,886
0.260% 05/11/15	112,000,000	112,000,000
0.260% 05/27/15	40,500,000	40,500,000
Wells Fargo Bank N.A.
0.230% 05/07/15	90,000,000	90,000,000
0.241% 05/07/15 (03/09/15) (a)(b)	6,424,000	6,423,884
0.256% 04/02/15	3,021,000	3,020,982
0.260% 08/03/15	28,480,000	28,480,000

See Accompanying Notes to Financial Statements.

2

BofA Cash Reserves

February 28, 2015 (Unaudited)

Certificates of Deposit (continued)
	Par ($)	Value ($)
0.262% 06/12/15 (03/12/15) (a)(b)	1,373,000	1,373,001
0.270% 08/18/15 (03/02/15) (a)(b)	7,058,000	7,058,355
Total Certificates of Deposit (cost of $2,669,128,219)		2,669,128,219
Commercial Paper – 24.0%
ABN Amro Funding USA LLC
0.230% 03/05/15 (c)(d)	23,150,000	23,149,408
0.250% 03/05/15 (c)(d)	75,000,000	74,997,917
ANZ National International Ltd.
0.280% 07/17/15 (c)(d)	28,651,000	28,620,248
ASB Finance Ltd.
0.252% 03/12/15 (d)	14,974,000	14,974,049
Bank of Nova Scotia (The)
0.280% 07/27/15 (c)(d)	89,065,000	88,962,476
0.285% 08/10/15 (c)(d)	24,910,000	24,878,053
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.110% 03/05/15 (c)	6,803,000	6,802,917
0.310% 07/01/15 (c)	10,403,000	10,392,071
Bedford Row Funding Corp.
0.260% 06/15/15 (c)(d)(e)	18,510,000	18,495,830
0.285% 07/08/15 (c)(d)(e)	36,913,000	36,875,303
BNZ International Funding Ltd.
0.270% 07/15/15 (c)(d)	51,899,000	51,846,063
BPCE SA
0.250% 05/01/15 (c)(d)	183,500,000	183,422,267
Caisse Centrale Desjardins du Quebec
0.235% 03/30/15 (c)(d)	15,000,000	14,997,160
0.240% 03/30/15 (c)(d)	6,603,000	6,601,723
Caisse d'Amortissement de la Dette Sociale
0.270% 05/14/15 (c)(d)	225,000,000	224,875,125
Coca-Cola Co.
0.210% 05/26/15 (c)(d)	78,801,000	78,761,468
0.220% 06/04/15 (c)(d)	6,619,000	6,615,157
0.220% 06/16/15 (c)(d)	26,154,000	26,136,898
0.240% 06/23/15 (c)(d)	69,744,000	69,690,995
Collateralized Commercial Paper Co. LLC
0.300% 05/15/15 (c)(e)	12,000,000	11,992,500
0.300% 05/22/15 (c)(e)	45,000,000	44,969,250
0.330% 07/17/15 (c)(e)	16,000,000	15,979,760
Dexia Credit Local
0.240% 04/22/15 (c)(f)	33,000,000	32,988,560
0.240% 04/28/15 (c)(f)	50,000,000	49,980,667

	Par ($)	Value ($)
0.240% 04/30/15 (c)(f)	100,000,000	99,960,000
0.245% 05/05/15 (c)(f)	17,000,000	16,992,480
0.260% 03/11/15 (c)(f)	90,000,000	89,993,500
0.260% 03/12/15 (c)(f)	55,000,000	54,995,631
0.265% 04/01/15 (c)(f)	25,900,000	25,894,090
0.280% 04/22/15 (c)(f)	45,000,000	44,981,800
0.295% 07/23/15 (c)(f)	35,000,000	34,958,700
Electricite De France SA
0.200% 05/22/15 (c)(d)	28,062,000	28,049,216
Erste Abwicklungsanstalt
0.290% 08/17/15 (c)(d)	29,878,000	29,837,325
General Electric Capital Corp.
0.220% 05/15/15 (c)	88,974,000	88,933,220
0.250% 11/09/15 (03/02/15) (a)(b)	115,000,000	115,000,000
ING US Funding LLC
0.240% 05/15/15 (c)	102,000,000	101,949,000
Mizuho Funding LLC
0.220% 03/04/15 (c)(d)	60,000,000	59,998,900
National Australia Bank Ltd.
0.260% 07/06/15 (c)(d)	14,767,000	14,753,455
0.260% 07/07/15 (c)(d)	7,179,000	7,172,363
Nationwide Building Society
0.250% 03/23/15 (c)(d)	2,800,000	2,799,572
0.250% 03/31/15 (c)(d)	29,500,000	29,493,854
Nordea Bank AB
0.240% 04/30/15 (c)(d)	88,695,000	88,659,522
0.245% 06/01/15 (c)(d)	17,000,000	16,989,356
Sumitomo Mitsui Banking Corp.
0.310% 07/13/15 (c)(d)	7,225,000	7,216,663
Swedbank AB
0.130% 03/11/15 (c)	2,170,000	2,169,922
0.240% 06/15/15 (c)	7,942,000	7,936,388
0.240% 06/16/15 (c)	17,007,000	16,994,868
Toyota Credit Canada, Inc.
0.240% 05/12/15 (c)	6,720,000	6,716,774
0.250% 05/19/15 (c)	18,143,000	18,133,047
0.250% 05/26/15 (c)	7,483,000	7,478,531
Toyota Credit Puerto Rico
0.240% 05/18/15 (c)	12,333,000	12,326,587
0.240% 05/19/15 (c)	3,594,000	3,592,107
Toyota Motor Credit Corp.
0.230% 05/19/15 (c)	25,000,000	24,987,382
0.250% 05/29/15 (c)	47,000,000	46,970,951
See Accompanying Notes to Financial Statements.

3

BofA Cash Reserves

February 28, 2015 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
0.270% 07/30/15 (c)	30,000,000	29,966,025
0.270% 07/31/15 (c)	50,000,000	49,943,000
Westpac Securities NZ Ltd.
0.275% 07/15/15 (c)(d)	53,000,000	52,944,939
Total Commercial Paper (cost of $2,385,795,033)		2,385,795,033
Asset-Backed Commercial Paper – 13.0%
Albion Capital Corp.
0.150% 03/06/15 (c)(d)	25,310,000	25,309,473
0.240% 05/15/15 (c)(d)	15,000,000	14,992,500
Chariot Funding LLC
0.230% 05/08/15 (c)(d)	14,145,000	14,138,855
0.270% 07/15/15 (c)(d)	8,902,000	8,892,920
Fairway Finance Corp.
0.220% 05/05/15 (c)(d)	54,704,000	54,682,270
0.230% 07/06/15 (c)(d)	32,204,000	32,177,870
Jupiter Securitization Co. LLC
0.270% 07/14/15 (c)(d)	7,583,000	7,575,322
Kells Funding LLC
0.255% 10/29/15 (05/05/15) (a)(b)(d)	40,527,000	40,522,418
0.257% 09/30/15 (04/20/15) (a)(b)(d)	30,000,000	29,997,915
0.266% 04/20/15 (d)	35,225,000	35,225,000
0.267% 04/23/15 (d)	35,000,000	35,000,000
0.267% 05/15/15 (d)	25,000,000	25,000,000
Manhattan Asset Funding Co. LLC
0.270% 06/15/15 (c)(d)	60,000,000	59,952,300
0.270% 06/16/15 (c)(d)	100,750,000	100,669,148
Old Line Funding LLC
0.220% 04/20/15 (c)(d)	16,822,000	16,816,860
0.220% 05/22/15 (c)(d)	14,952,000	14,944,507
0.230% 05/12/15 (c)(d)	92,300,000	92,257,542
0.230% 05/15/15 (c)(d)	17,687,000	17,678,525
0.235% 04/22/15 (c)(d)	21,622,000	21,614,661
0.240% 04/28/15 (c)(d)	26,375,000	26,364,802
0.240% 06/05/15 (c)(d)	30,069,000	30,049,740
0.251% 06/08/15 (03/09/15) (a)(b)(d)	50,000,000	50,000,000
0.273% 06/15/15 (03/16/15) (a)(b)(d)	25,000,000	25,000,000
0.290% 07/22/15 (c)(d)	18,364,000	18,342,846
Regency Markets No. 1 LLC
0.120% 03/05/15 (c)(d)	22,296,000	22,295,703
0.120% 03/06/15 (c)(d)	37,082,000	37,081,382

	Par ($)	Value ($)
Sheffield Receivables Corp.
0.250% 03/06/15 (c)(d)	60,000,000	59,997,917
Thunder Bay Funding LLC
0.220% 05/22/15 (c)(d)	14,952,000	14,944,507
0.230% 04/28/15 (c)(d)	8,942,000	8,938,542
0.230% 05/18/15 (c)(d)	42,267,000	42,245,937
0.240% 04/14/15 (c)(d)	9,776,000	9,773,132
0.244% 04/28/15 (c)(d)	43,661,000	43,644,118
0.270% 07/14/15 (c)(d)	18,405,000	18,386,365
Versailles Commercial Paper LLC
0.230% 03/02/15 (c)(d)	19,473,000	19,472,876
0.230% 03/09/15 (c)(d)	24,591,000	24,589,743
0.250% 05/04/15 (c)(d)	10,752,000	10,747,221
0.250% 05/18/15 (c)(d)	31,595,000	31,577,886
0.250% 05/19/15 (c)(d)	41,706,000	41,683,120
0.250% 05/20/15 (c)(d)	19,309,000	19,298,273
Victory Receivables Corp.
0.150% 03/11/15 (c)(d)	2,161,000	2,160,910
0.150% 03/13/15 (c)(d)	2,754,000	2,753,862
Working Capital Management Co.
0.130% 03/03/15 (c)(d)	24,646,000	24,645,822
0.130% 03/04/15 (c)(d)	17,694,000	17,693,808
0.130% 03/05/15 (c)(d)	28,906,000	28,905,582
0.130% 03/06/15 (c)(d)	17,307,000	17,306,687
0.140% 03/09/15 (c)(d)	748,000	747,977
Total Asset-Backed Commercial Paper (cost of $1,296,096,844)		1,296,096,844
Time Deposits – 10.8%
Citibank N.A.
0.090% 03/02/15	145,485,000	145,485,000
Credit Agricole SA
0.060% 03/02/15	88,794,000	88,794,000
Lloyds TSB Bank PLC
0.060% 03/02/15	302,987,000	302,987,000
Natixis Paris
0.050% 03/02/15	93,539,000	93,539,000
Skandinaviska Enskilda Banken AB
0.050% 03/02/15	59,253,000	59,253,000
Swedbank AB
0.060% 03/02/15	381,884,000	381,884,000
Total Time Deposits (cost of $1,071,942,000)		1,071,942,000

See Accompanying Notes to Financial Statements.

4

BofA Cash Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (b)(g) – 1.8%
	Par ($)	Value ($)
Colorado – 0.4%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-1, SPA: FHLB 0.120% 10/01/33 (03/04/15)	9,425,000	9,425,000
Series 2004 A1, SPA: FHLB 0.080% 10/01/34 (03/04/15)	15,800,000	15,800,000
Series 2008 C1, SPA: FHLB 0.100% 10/01/38 (03/04/15)	6,625,000	6,625,000
Series 2005 B-1, SPA: FHLB 0.100% 04/01/40 (03/04/15)	5,345,000	5,345,000
CO Sheridan Redevelopment Agency
South Santa,
Series 2011, LOC: JPMorgan Chase Bank 0.200% 12/01/29 (03/05/15)	1,565,000	1,565,000
Colorado Total		38,760,000
Florida – 0.3%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project, Series 2007, LOC: TD Bank N.A. 0.120% 07/01/37 (03/05/15)	22,450,000	22,450,000
FL Sunshine Governmental Financing Commission
0.220% 04/08/15	7,230,000	7,230,000
Florida Total		29,680,000
Illinois – 0.0%
IL University of Illinois
Series 2014 C
LOC: Northern Trust Company 0.100% 04/01/44 (03/05/15)	3,070,000	3,070,000
Illinois Total		3,070,000

	Par ($)	Value ($)
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.050% 07/01/34 (03/05/15)	5,735,000	5,735,000
Series 2007 G,
SPA: FHLB 0.100% 01/01/38 (03/05/15)	900,000	900,000
Series 2009 G,
SPA: FHLB 0.100% 01/01/39 (03/05/15)	795,000	795,000
Iowa Total		7,430,000
Maryland – 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.150% 01/01/26 (03/05/15)	2,400,000	2,400,000
Maryland Total		2,400,000
Massachusetts – 0.1%
MA Simmons College
Series 2008,
LOC: TD Bank N.A. 0.130% 10/01/22 (03/05/15)	5,485,000	5,485,000
Massachusetts Total		5,485,000
Minnesota – 0.2%
MN Office of Higher Education
Supplies for Students,
Series 2008 A, LOC: U.S. Bank N.A. 0.110% 12/01/43 (03/05/15)	22,395,000	22,395,000
Minnesota Total		22,395,000

See Accompanying Notes to Financial Statements.

5

BofA Cash Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (b)(g) (continued)
	Par ($)	Value ($)
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.070% 06/01/41 (03/04/15)	11,635,000	11,635,000
New Hampshire Total		11,635,000
New York – 0.2%
NY Housing Finance Agency
Broadway,
Series 2011 B, LOC: Wells Fargo Bank N.A. 0.080% 05/01/44 (03/04/15)	5,485,000	5,485,000
Series 2015 B
LOC: Landesbank Hessen-Thüringen: 0.130% 11/01/44 (03/04/15)	15,235,000	15,235,000
West 60th Realty LLC,
Series 2014 B1 LOC: Manufacturers & Traders: 0.200% 05/01/46 (03/04/15)	3,830,000	3,830,000
New York Total		24,550,000
North Carolina – 0.1%
NC Catawba
Catawba Medical Center,
Series 2009, LOC: Branch Banking & Trust 0.140% 10/01/34 (03/05/15)	5,350,000	5,350,000
North Carolina Total		5,350,000
Oregon – 0.2%
OR Housing & Community Services Department
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co. 0.040% 07/01/36 (03/05/15)	5,000,000	5,000,000
Single Family,
Series 2006 F, AMT, SPA: State Street Bank & Trust Co. 0.040% 07/01/37 (03/05/15)	19,845,000	19,845,000
Oregon Total		24,845,000

	Par ($)	Value ($)
Texas – 0.1%
TX State
Product Development Project,
Series 2005 A, SPA: National Australia Bank 0.110% 06/01/45 (03/05/15)	2,690,000	2,690,000
Small Business,
Series 2005 B, SPA: National Australia Bank 0.110% 06/01/45 (03/05/15)	3,025,000	3,025,000
Texas Total		5,715,000
Wisconsin – 0.0%
WI Housing & Economic Development Authority
Series 2008 B
SPA: BMO Harris Bank N.A. 0.090% 03/01/33 (03/04/15)	1,185,000	1,185,000
Wisconsin Total		1,185,000
Total Municipal Bonds (cost of $182,500,000)		182,500,000
Government & Agency Obligations – 0.5%
U.S. Government Agencies – 0.5%
Federal Farm Credit Bank
0.193% 04/18/16 (03/18/15) (a)(b)	2,000,000	2,000,125
0.200% 01/13/16 (03/02/15) (a)(b)	28,120,000	28,118,762
0.230% 04/01/15 (03/02/15) (a)(b)	8,065,000	8,065,000
0.250% 02/01/16 (03/02/15) (a)(b)	2,700,000	2,701,009
Federal Home Loan Bank
0.140% 07/16/15 (c)	9,185,000	9,184,274
U.S. Government Agencies Total		50,069,170
Total Government & Agency Obligations (cost of $50,069,170)		50,069,170
Corporate Bonds – 2.8%
American Honda Finance Corp.
3.500% 03/16/15 (d)	15,332,000	15,352,275
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.450% 09/11/15 (d)	4,849,000	4,897,456

See Accompanying Notes to Financial Statements.

6

BofA Cash Reserves

February 28, 2015 (Unaudited)

Corporate Bonds (continued)
	Par ($)	Value ($)
Coca-Cola Co.
0.243% 09/01/15 (03/02/15) (a)(b)	5,000,000	5,000,741
Credit Suisse New York
3.500% 03/23/15	39,630,000	39,706,026
General Electric Capital Corp.
1.625% 07/02/15	4,686,000	4,706,377
2.375% 06/30/15	18,647,000	18,775,989
3.500% 06/29/15	4,437,000	4,483,713
4.875% 03/04/15	4,034,000	4,035,550
National Australia Bank Ltd.
2.000% 03/09/15	6,900,000	6,902,646
3.750% 03/02/15 (d)	32,377,000	32,380,117
National Bank of Canada
1.500% 06/26/15	6,501,000	6,526,481
Nederlandse Waterschapsbank NV
0.542% 05/23/15 (d)	11,866,000	11,873,652
New York Life Global Funding
3.000% 05/04/15 (d)	10,794,000	10,844,732
Nordea Bank AB
2.250% 03/20/15 (d)	73,718,000	73,794,002
Rabobank Nederland
3.200% 03/11/15 (d)	4,000,000	4,003,272
Royal Bank of Canada
1.150% 03/13/15	1,770,000	1,770,519
Shell International Finance BV
0.326% 11/10/15 (05/11/15) (a)(b)	16,692,000	16,700,326
Sumitomo Mitsui Banking Corp.
3.150% 07/22/15 (d)	10,867,000	10,981,683
Westpac Banking Corp.
3.000% 08/04/15	9,798,000	9,908,780
Total Corporate Bonds (cost of $282,644,337)		282,644,337
Repurchase Agreements – 20.4%
	Par ($)	Value ($)
Repurchase agreement with
ABN Amro NV, dated 02/27/15, due 03/02/15 at 0.080%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 02/01/45, market value $19,082,288 (repurchase proceeds $18,708,125)	18,708,000	18,708,000
Repurchase agreement with
ABN Amro NV, dated 02/27/15, due 03/02/15 at 0.150%, collateralized by U.S. Treasury obligations, U.S. Government Agency obligations and corporate bonds with various maturities to 04/01/44, market value $38,856,885 (repurchase proceeds $37,415,468)	37,415,000	37,415,000
Repurchase agreement with
ABN Amro Securities LLC, dated 02/27/15, due 03/02/15 at 0.250%, collateralized by common stocks, U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 02/01/45, market value $86,056,186 (repurchase proceeds $82,315,715)	82,314,000	82,314,000
Repurchase agreement with
Barclays Capital Inc., dated 01/30/15, due 03/13/15 at 0.320%, collateralized by common stocks, a preferred stock and corporate bonds with various maturities to 10/15/39, market value $6,592,747 (repurchase proceeds $6,002,240) (a)	6,000,000	6,000,000

See Accompanying Notes to Financial Statements.

7

BofA Cash Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
BNP Paribas Prime Brokerage, Inc., dated 02/02/15, at 0.330%, collateralized by a preferred stock and corporate bonds with various maturities to 11/15/40, market value $81,806,696 (a)(h)(i)	74,349,000	74,349,000
Repurchase agreement with
BNP Paribas Prime Brokerage, Inc., dated 02/02/15, due 03/26/15 at 0.430%, collateralized by a preferred stock and corporate bonds with various maturities to 06/01/38, market value $18,407,948 (repurchase proceeds $16,738,390)	16,728,000	16,728,000
Repurchase agreement with
BNP Paribas Prime Brokerage, Inc., dated 02/04/15, due 03/27/15 at 0.430%, collateralized by a preferred stock and corporate bonds with various maturities to 05/15/41, market value $20,643,723 (repurchase proceeds $18,768,426)	18,757,000	18,757,000
Repurchase agreement with
BNP Paribas Prime Brokerage, Inc., dated 02/06/15, due 03/30/15 at 0.430%, collateralized by a common stock, preferred stocks and corporate bonds with various maturities to 10/15/39, market value $12,259,035 (repurchase proceeds $11,147,920)	11,141,000	11,141,000
Repurchase Agreement with
BNP Paribas Prime Brokerage, Inc., dated 02/27/15, due 03/02/15 at 0.220%, collateralized by common stocks, preferred stocks and an exchange traded fund, market value $21,607,720 (repurchase proceeds $19,951,366)	19,951,000	19,951,000

	Par ($)	Value ($)
Repurchase agreement with
BNP Paribas Prime Brokerage, Inc., dated 02/27/15, due 03/02/15 at 0.280%, collateralized by a preferred stock and corporate bonds with various maturities to 05/15/41, market value $82,316,854 (repurchase proceeds $74,832,746)	74,831,000	74,831,000
Repurchase agreement with
BNP Paribas Securities Corp., dated 02/27/15, due 03/02/15 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 11/15/42, market value $34,347,738 (repurchase proceeds $33,674,253)	33,674,000	33,674,000
Repurchase agreement with
Citigroup Global Markets, Inc. dated 02/27/15, due 03/02/15 at 0.200%, collateralized by common stocks, market value $51,145,423 (repurchase proceeds $46,769,779)	46,769,000	46,769,000
Repurchase agreement with
Citigroup Global Markets, Inc. dated 02/27/15, due 04/06/15 at 0.360%, collateralized by common stocks, market value $38,334,367 (repurchase proceeds $35,013,300)	35,000,000	35,000,000
Repurchase agreement with
Credit Agricole CIB US, dated 02/27/15, due 03/02/15 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 05/15/37, market value $376,217,360 (repurchase proceeds $368,840,459)	368,838,000	368,838,000

See Accompanying Notes to Financial Statements.

8

BofA Cash Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase Agreement with
Credit Suisse Securities USA LLC, dated 02/27/15, due 03/02/15 at 0.220%, collateralized by common stocks and exchange-traded funds, market value $61,049,730 (repurchase proceeds $56,124,029)	56,123,000	56,123,000
Repurchase agreement with
Goldman Sachs & Co., dated 02/27/15, due 03/02/15 at 0.060%, collateralized by a U.S. Government Agency obligation maturing 01/08/20, market value $57,489,384 (repurchase proceeds $56,361,282)	56,361,000	56,361,000
Repurchase agreement with
HSBC Securities USA, Inc., dated 02/06/15, at 0.170%, collateralized by corporate bonds with various maturities to 06/01/24, market value $38,995,549 (a)(h)(i)	37,138,000	37,138,000
Repurchase Agreement with
ING Financial Markets LLC, dated 02/27/15, due 03/02/15 at 0.220%, collateralized by common stocks, market value $77,235,789 (repurchase proceeds $70,214,287)	70,213,000	70,213,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 02/18/15, due 05/19/15 at 0.410%, collateralized by common stocks and an exchange-traded fund, market value $11,720,326 (repurchase proceeds $11,089,355)	11,078,000	11,078,000

	Par ($)	Value ($)
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 02/25/15, due 05/26/15 at 0.410%, collateralized by common stocks and an exchange-traded fund, market value $22,163,327 (repurchase proceeds $20,459,950)	20,439,000	20,439,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 02/27/15, due 03/06/15 at 0.290%, collateralized by common stocks and exchange-traded funds, market value $113,285,522 (repurchase proceeds $105,005,921) (i)	105,000,000	105,000,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 02/27/15, due 04/13/15 at 0.443%, collateralized by common stocks and an exchange-traded fund, market value $85,638,669 (repurchase proceeds $80,044,310) (i)	80,000,000	80,000,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 02/27/15, due 05/29/15 at 0.580%, collateralized by a common stock and corporate bonds with various maturities to 09/30/43, market value $142,337,109 (repurchase proceeds $129,660,819) (i)	129,471,000	129,471,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 12/11/14, due 03/11/15 at 0.490%, collateralized by corporate bonds with various maturities to 09/30/43, market value $9,773,241 (repurchase proceeds $8,885,872)	8,875,000	8,875,000

See Accompanying Notes to Financial Statements.

9

BofA Cash Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 12/22/14, due 03/23/15 at 0.510%, collateralized by a corporate bond maturing 06/01/38, market value $10,508,964 (repurchase proceeds $9,555,303)	9,543,000	9,543,000
Repurchase agreement with
Mizuho Securities USA, Inc., dated 01/22/25, due 04/10/15 at 0.250% collateralized by corporate bonds with various maturities to 01/23/25, market value $94,525,595 (repurchase proceeds $90,048,750)	90,000,000	90,000,000
Repurchase agreement with
RBC Capital Markets dated 02/27/15, due 03/06/15 at 0.150%, collateralized by U.S. Government Agency obligations and corporate bonds with various maturities 02/20/45, market value $145,386,382 (repurchase proceeds $140,907,110)	140,903,000	140,903,000
Repurchase agreement with
RBC Capital Markets, dated 02/09/15, due 03/09/15 at 0.210% collateralized by corporate bonds with various maturities to 02/15/25, market value $67,860,362 (repurchase proceeds $64,631,555) (i)	64,621,000	64,621,000
Repurchase agreement with
Societe Generale NY, dated 02/27/15, due 03/02/15 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/42, market value $19,082,288 (repurchase proceeds $18,708,125)	18,708,000	18,708,000
	Par ($)	Value ($)
Repurchase agreement with
TD Securities USA LLC, dated 02/27/15, due 03/02/15 at 0.100%, collateralized by corporate bonds with various maturities to 02/10/25, market value $59,179,544 (repurchase proceeds $56,361,470)	56,361,000	56,361,000
Repurchase agreement with
Wells Fargo Bank, N.A., dated 02/27/15, due 03/02/15 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/43, market value $89,685,118 (repurchase proceeds $87,926,586)	87,926,000	87,926,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 01/16/15, due 04/13/15 at 0.450%, collateralized by a common stock, preferred stocks and corporate bonds with various maturities to 01/15/19, market value $21,044,750 (repurchase proceeds $18,887,518)	18,867,000	18,867,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/02/15, due 03/04/15 at 0.030%, collateralized by corporate bonds with various maturities to 04/10/24, market value $17,529,646 (repurchase proceeds $16,732,182)	16,728,000	16,728,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/11/15, due 03/18/15 at 0.030%, collateralized by corporate bonds with various maturities to 03/15/23, market value $17,912,686 (repurchase proceeds $17,061,975)	17,057,000	17,057,000

See Accompanying Notes to Financial Statements.

10

BofA Cash Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/13/15, due 03/18/15 at 0.030%, collateralized by corporate bonds with various maturities to 01/22/24, market value $14,240,237 (repurchase proceeds $13,612,742)	13,609,000	13,609,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/20/15, due 03/20/15 at 0.030%, collateralized by corporate bonds with various maturities to 01/22/24, market value $10,500,876 (repurchase proceeds $10,002,333)	10,000,000	10,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/24/15, due 03/03/15 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 02/01/45, market value $14,029,245 (repurchase proceeds $13,754,187)	13,754,000	13,754,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/25/15, due 03/04/15 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 02/20/45, market value $57,032,835 (repurchase proceeds $55,914,761)	55,914,000	55,914,000
Total Repurchase Agreements (cost of $2,033,164,000)		2,033,164,000
Total Investments – 100.1% (cost of $9,971,339,603) (j)		9,971,339,603
Other Assets & Liabilities, Net – (0.1)%		(13,413,908)
Net Assets – 100.0%		9,957,925,695

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2015.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities, which are not illiquid, amounted to $2,772,039,338 or 27.8% of net assets for the Fund.

(e)  Collateralized commercial paper.

(f)  Guaranteed by the Kingdom of Belgium, the French Republic, and the Grand Duchy of Luxembourg.

(g)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(h)  Open repurchase agreement with no specific maturity date.

(i)  This security is subject to a demand feature.

(j)  Cost for federal income tax purposes is $9,971,339,603.

The following table summarizes the inputs used, as of February 28, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,669,128,219	$—	$2,669,128,219
Total Commercial Paper	—	2,385,795,033	—	2,385,795,033
Total Asset-Backed Commercial Paper	—	1,296,096,844	—	1,296,096,844
Total Time Deposits	—	1,071,942,000	—	1,071,942,000
Total Municipal Bonds	—	182,500,000	—	182,500,000
Total Government & Agency Obligations	—	50,069,170	—	50,069,170
Total Corporate Bonds	—	282,644,337	—	282,644,337
Total Repurchase Agreements	—	2,033,164,000	—	2,033,164,000
Total Investments	$—	$9,971,339,603	$—	$9,971,339,603

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

11

BofA Cash Reserves

February 28, 2015 (Unaudited)

At February 28, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	26.8
Commercial Paper	24.0
Asset-Backed Commercial Paper	13.0
Time Deposits	10.8
Municipal Bonds	1.8
Government & Agency Obligations	0.5
Corporate Bonds	2.8
79.7
Repurchase Agreements	20.4
Other Assets & Liabilities, Net	(0.1)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities – BofA Cash Reserves
February 28, 2015 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	7,938,175,603
	Repurchase agreements, at amortized cost approximating value	2,033,164,000
	Total investments, at value	9,971,339,603
	Cash	736
	Receivable for:
	Fund shares sold	13,506
	Interest	4,248,165
	Expense reimbursement due from investment advisor	101,112
	Trustees' deferred compensation plan	79,532
	Prepaid expenses	195,268
	Total Assets	9,975,977,922
Liabilities	Payable for:
	Investments purchased	15,905,989
	Fund shares repurchased	76,324
	Distributions	173,878
	Investment advisory fee	1,028,449
	Administration fee	280,512
	Pricing and bookkeeping fees	17,402
	Transfer agent fee	92,272
	Trustees' fees	5,635
	Custody fee	38,929
	Distribution and service fees	98,789
	Chief Compliance Officer expenses	4,079
	Trustees' deferred compensation plan	79,532
	Other liabilities	250,437
	Total Liabilities	18,052,227
	Net Assets	9,957,925,695
Net Assets Consist of	Paid-in capital	9,958,923,335
	Undistributed net investment income	1,068,297
	Accumulated net realized loss	(2,065,937)
	Net Assets	9,957,925,695

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities (continued) – BofA Cash Reserves
February 28, 2015 (Unaudited)

Adviser Class Shares	Net assets	$1,498,793,148
	Shares outstanding	1,498,653,127
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$6,962,911,067
	Shares outstanding	6,962,277,942
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$572,252,090
	Shares outstanding	572,197,681
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$122,416,494
	Shares outstanding	122,404,853
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$107,751,654
	Shares outstanding	107,741,350
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$8,239,673
	Shares outstanding	8,238,895
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$13,729,380
	Shares outstanding	13,728,072
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$33,111,699
	Shares outstanding	33,108,543
	Net asset value per share	$1.00
Marsico Shares	Net assets	$6,737,792
	Shares outstanding	6,737,157
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$631,982,698
	Shares outstanding	631,929,720
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

14

Statement of Operations – BofA Cash Reserves
For the Six Months Ended February 28, 2015 (Unaudited)

		($)
Investment Income	Interest	10,726,378
Expenses	Investment advisory fee	7,305,602
	Administration fee	4,790,401
	Distribution fee:
	Daily Class Shares	1,049,853
	Investor Class Shares	4,610
	Investor II Class Shares	7,176
	Service fee:
	Adviser Class Shares	1,858,823
	Daily Class Shares	749,895
	Investor Class Shares	11,524
	Investor II Class Shares	17,940
	Liquidity Class Shares	41,762
	Marsico Shares	8,821
	Shareholder administration fee:
	Institutional Class Shares	24,278
	Investor II Class Shares	7,175
	Marsico Shares	3,529
	Trust Class Shares	284,884
	Transfer agent fee	223,067
	Pricing and bookkeeping fees	92,243
	Trustees' fees	43,888
	Custody fee	141,863
	Chief Compliance Officer expenses	11,321
	Other expenses	726,319
	Total Expenses	17,404,974
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(4,075,142)
	Fees waived by distributor:
	Adviser Class Shares	(1,632,422)
	Daily Class Shares	(1,709,548)
	Institutional Class Shares	(6,746)
	Investor Class Shares	(14,783)
	Investor II Class Shares	(30,131)
	Liquidity Class Shares	(36,564)
	Marsico Shares	(11,286)
	Trust Class Shares	(197,885)
	Net Expenses	9,690,467
	Net Investment Income	1,035,911
	Net realized gain on investments	41,270
	Net Increase Resulting from Operations	1,077,181

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets – BofA Cash Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2015 ($)	Year Ended August 31, 2014 ($)
Operations	Net investment income	1,035,911	1,962,115
	Net realized gain on investments	41,270	18,358
	Net increase resulting from operations	1,077,181	1,980,473
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(105,283)	(156,582)
	Capital Class Shares	(1,507,181)	(2,298,358)
	Daily Class Shares	(40,093)	(74,109)
	Institutional Capital Shares	(28,432)	(57,136)
	Institutional Class Shares	(8,566)	(23,863)
	Investor Class Shares	(564)	(1,798)
	Investor II Class Shares	(963)	(2,021)
	Liquidity Class Shares	(2,520)	(2,812)
	Marsico Shares	(486)	(827)
	Trust Class Shares	(41,884)	(61,684)
	Total distributions to shareholders	(1,735,972)	(2,679,190)
	Net Capital Stock Transactions	(160,318,985)	1,141,226,709
	Contribution from advisor (See Note 3)	1,550,000	220,000
	Total increase (decrease) in net assets	(159,427,776)	1,140,747,992
Net Assets	Beginning of period	10,117,353,471	8,976,605,479
	End of period	9,957,925,695	10,117,353,471
	Undistributed net investment income at end of period	1,068,297	1,768,358

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	3,832,122,837	3,832,122,837	10,552,283,243	10,552,283,243
Distributions reinvested	2,062	2,062	3,188	3,188
Redemptions	(3,718,188,069)	(3,718,188,069)	(10,648,494,433)	(10,648,494,433)
Net increase (decrease)	113,936,830	113,936,830	(96,208,002)	(96,208,002)
Capital Class Shares
Subscriptions	8,516,734,999	8,516,734,999	18,783,093,745	18,783,093,745
Distributions reinvested	347,712	347,712	620,531	620,531
Redemptions	(8,787,932,156)	(8,787,932,156)	(17,045,442,377)	(17,045,442,377)
Net increase (decrease)	(270,849,445)	(270,849,445)	1,738,271,899	1,738,271,899
Daily Class Shares
Subscriptions	18,575,514	18,575,514	53,377,079	53,377,079
Distributions reinvested	30	30	61	61
Redemptions	(83,498,595)	(83,498,595)	(222,499,307)	(222,499,307)
Net decrease	(64,923,051)	(64,923,051)	(169,122,167)	(169,122,167)
Institutional Capital Shares
Subscriptions	11,907,569	11,907,569	31,460,688	31,460,688
Distributions reinvested	26,575	26,575	55,334	55,334
Redemptions	(23,905,390)	(23,905,390)	(66,440,895)	(66,440,895)
Net decrease	(11,971,246)	(11,971,246)	(34,924,873)	(34,924,873)
Institutional Class Shares
Subscriptions	104,495,310	104,495,310	705,950,485	705,950,485
Distributions reinvested	7,762	7,762	22,380	22,380
Redemptions	(128,412,709)	(128,412,709)	(871,888,128)	(871,888,128)
Net decrease	(23,909,637)	(23,909,637)	(165,915,263)	(165,915,263)
Investor Class Shares
Subscriptions	973,373	973,373	2,437,996	2,437,996
Distributions reinvested	429	429	1,619	1,619
Redemptions	(9,055,265)	(9,055,265)	(4,616,251)	(4,616,251)
Net decrease	(8,081,463)	(8,081,463)	(2,176,636)	(2,176,636)
Investor II Class Shares
Subscriptions	192,347	192,347	3,953,585	3,953,585
Distributions reinvested	861	861	1,796	1,796
Redemptions	(1,653,070)	(1,653,070)	(11,978,557)	(11,978,557)
Net decrease	(1,459,862)	(1,459,862)	(8,023,176)	(8,023,176)
Liquidity Class Shares
Subscriptions	25,729,776	25,729,776	8,419,952	8,419,952
Distributions reinvested	2,520	2,520	2,812	2,812
Redemptions	(18,687,829)	(18,687,829)	(9,348,270)	(9,348,270)
Net increase (decrease)	7,044,467	7,044,467	(925,506)	(925,506)
Marsico Shares
Subscriptions	1,298,832	1,298,832	3,374,130	3,374,130
Distributions reinvested	486	486	827	827
Redemptions	(2,123,179)	(2,123,179)	(3,501,116)	(3,501,116)
Net decrease	(823,861)	(823,861)	(126,159)	(126,159)
Trust Class Shares
Subscriptions	823,985,362	823,985,362	988,748,637	988,748,637
Distributions reinvested	435	435	1,223	1,223
Redemptions	(723,267,514)	(723,267,514)	(1,108,373,268)	(1,108,373,268)
Net increase (decrease)	100,718,283	100,718,283	(119,623,408)	(119,623,408)

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—		—		—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—		—		—
Increase from Contribution from Advisor	—	(d)	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)(i)	0.01	%(i)	0.00%		0.00%		0.00%		0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(j)	0.22%		0.29	%(k)	0.36	%(k)	0.32	%(k)	0.34	%(k)
Waiver/Reimbursement	0.30	%(j)	0.31%		0.23%		0.17%		0.21%		0.19%
Net investment income	—		—	%(l)	—	(k)	—	(k)	—	(k)	—	(k)
Net assets, end of period (000s)	$1,498,793		$1,384,719		$1,481,000		$1,741,542		$1,964,131		$4,362,143

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	0.001		0.002		0.001		—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	0.001		0.002		0.001		—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.001)		(0.002)		(0.001)		—	(e)
Increase from Contribution from Advisor	—	(d)	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.02	%(h)(i)	0.04	%(h)	0.09%		0.16%		0.11%		0.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.19	%(j)	0.19%		0.20	%(k)	0.20	%(k)	0.20	%(k)	0.21	%(k)
Waiver/Reimbursement	0.08	%(j)	0.08%		0.07%		0.08%		0.08%		0.07%
Net investment income	0.03	%(j)	0.03%		0.09	%(k)	0.16	%(k)	0.11	%(k)	0.13	%(k)
Net assets, end of period (000s)	$6,962,911		$7,233,139		$5,495,170		$6,563,081		$4,638,454		$6,748,972

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—		—		—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—		—		—
Increase from Contribution from Advisor	—	(d)	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)(i)	0.01	%(h)	0.00%		0.00%		0.00%		0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(j)	0.22%		0.29	%(k)	0.35	%(k)	0.32	%(k)	0.34	%(k)
Waiver/Reimbursement	0.65	%(j)	0.66%		0.58%		0.52%		0.56%		0.54%
Net investment income	—		—	%(l)	—	(k)	—	(k)	—	(k)	—	(k)
Net assets, end of period (000s)	$572,252		$637,122		$806,286		$1,074,085		$1,672,737		$7,097,157

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2015		2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	0.001		0.002		0.001		—	(f)
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	—	(e)	0.001		0.002		0.001		—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	(0.001)		(0.002)		(0.001)		—	(f)
Increase from Contribution from Advisor	—	(e)	—	(e)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.02	%(i)(j)	0.04	%(i)	0.09%		0.16%		0.11%		0.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.19	%(k)	0.19%		0.20	%(l)	0.20	%(l)	0.20	%(l)	0.21	%(l)
Waiver/Reimbursement	0.08	%(k)	0.08%		0.07%		0.08%		0.08%		0.07%
Net investment income	0.03	%(k)	0.03%		0.09	%(l)	0.16	%(l)	0.11	%(l)	0.13	%(l)
Net assets, end of period (000s)	$122,416		$134,376		$169,310		$226,134		$353,702		$436,201

(a)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The financial information of the Fund's Institutional Capital shares prior to this conversion is that of the Class Z shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(d)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Not annualized.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	0.001		0.001		—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	0.001		0.001		—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	(0.001)		(0.001)		—	(e)
Increase from Contribution from Advisor	—	(d)	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)(i)	0.01	%(h)	0.05%		0.12%		0.07%		0.09%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(j)	0.22%		0.24	%(k)	0.24	%(k)	0.24	%(k)	0.25	%(k)
Waiver/Reimbursement	0.09	%(j)	0.10%		0.07%		0.08%		0.08%		0.07%
Net investment income	—	%(j)(l)	—	%(l)	0.05	%(k)	0.12	%(k)	0.08	%(k)	0.09	%(k)
Net assets, end of period (000s)	$107,752		$131,651		$297,581		$876,079		$997,386		$1,672,273

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—		—		—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—		—		—
Increase from Contribution from Advisor	—	(d)	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)(i)	0.01	%(h)	0.00%		0.00%		0.00%		0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(j)	0.22%		0.29	%(k)	0.35	%(k)	0.32	%(k)	0.33	%(k)
Waiver/Reimbursement	0.40	%(j)	0.41%		0.33%		0.27%		0.31%		0.30%
Net investment income	—		—	%(l)	—	(k)	—	(k)	—	(k)	—	(k)
Net assets, end of period (000s)	$8,240		$16,320		$18,498		$24,251		$30,707		$70,579

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor II Class Shares	2015		2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	—		—		—		—
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—		—		—		—
Increase from Contribution from Advisor	—	(e)	—	(e)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.01	%(i)(j)	0.01	%(i)	0.00%		0.00%		0.00%		0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(k)	0.22%		0.29	%(l)	0.35	%(l)	0.32	%(l)	0.33	%(l)
Waiver/Reimbursement	0.50	%(k)	0.51%		0.43%		0.37%		0.41%		0.40%
Net investment income	—		—	%(m)	—	(l)	—	(l)	—	(l)	—	(l)
Net assets, end of period (000s)	$13,729		$15,188		$23,212		$29,405		$31,245		$56,305

(a)  On October 1, 2011, Class A shares were renamed Investor II Class shares and Class B and C converted into Investor II Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Not annualized.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Increase from Contribution from Advisor	—	(d)	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)(i)	0.01	%(i)	0.00	%(j)	0.02%		0.00	%(j)	0.01%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(k)	0.22%		0.29	%(l)	0.34	%(l)	0.31	%(l)	0.33	%(l)
Waiver/Reimbursement	0.30	%(k)	0.31%		0.23%		0.19%		0.22%		0.20%
Net investment income	—		—	%(j)	—	%(j)(l)	0.02	%(l)	—	%(j)(l)	0.01	%(l)
Net assets, end of period (000s)	$33,112		$26,064		$26,991		$114,588		$116,540		$174,664

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Marsico Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—		—		—		—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—		—		—		—
Increase from Contribution from Advisor	—	(d)	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)(i)	0.01	%(h)	0.00%		0.00%		0.00%		0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(j)	0.22%		0.29	%(k)	0.35	%(k)	0.31	%(k)	0.34	%(k)
Waiver/Reimbursement	0.40	%(j)	0.41%		0.33%		0.27%		0.32%		0.29%
Net investment income	—		—	%(l)	—	(k)	—	(k)	—	(k)	—	(k)
Net assets, end of period (000s)	$6,738		$7,561		$7,688		$9,041		$11,348		$14,109

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	—	(d)	0.001		—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	0.001		—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	(0.001)		—	(d)	—	(e)
Increase from Contribution from Advisor	—	(d)	—	(d)	—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)(i)	0.01	%(h)	0.01%		0.06%		0.02%		0.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(j)	0.22%		0.28	%(k)	0.30	%(k)	0.29	%(k)	0.30	%(k)
Waiver/Reimbursement	0.15	%(j)	0.16%		0.09%		0.08%		0.09%		0.08%
Net investment income	—		—	%(l)	0.01	%(k)	0.06	%(k)	0.02	%(k)	0.04	%(k)
Net assets, end of period (000s)	$631,983		$531,213		$650,870		$736,836		$754,638		$946,914
(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Notes to Financial Statements – BofA Cash Reserves
February 28, 2015 (Unaudited)

Note 1. Organization

BofA Cash Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class, Marsico and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

28

BofA Cash Reserves, February 28, 2015 (Unaudited)

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

In December 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ("ASU") No. 2011-11: Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At February 28, 2015, the Fund's investments in repurchase agreements were subject to enforceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$2,033,164,000
Non-cash Collateral offsetting (1)	$(2,033,164,000)
Net Amount (2)	$—

(1)  At February 28, 2015, the value of the collateral exceeded the value of the related repurchase agreements.

(2)  Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

29

BofA Cash Reserves, February 28, 2015 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also,

under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Contribution

Within the period April 7, 2014 to June 6, 2014, the Advisor made capital contributions to the Fund in the amount of $220,000.

Within the period September 1, 2014 to February 28, 2015, the Advisor made capital contributions to the Fund in the amount of $1,550,000.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	$2,679,190

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

30

BofA Cash Reserves, February 28, 2015 (Unaudited)

As of August 31, 2014, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$2,107,207

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

In addition, the Advisor, at its discretion, has voluntarily agreed to waive a portion of its Advisory fee. This waiver may be modified or discontinued by the Advisor at any time.

For the six months ended February 28, 2015, the Fund's annualized effective investment advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2015, the annualized effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting

31

BofA Cash Reserves, February 28, 2015 (Unaudited)

services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Effective February 1, 2013, the Accounting Services Agreement was amended to reflect Shadow Pricing Services pursuant to which State Street provides a daily shadow net asset value calculation for the Fund. Under the agreement, the Fund pays State Street an annual fee of $20,000 paid monthly.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class. In addition, during the fiscal year, the Distributor agreed to voluntarily waive a portion of its Distribution fee for a limited time period.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class, Liquidity Class and Marsico shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**
Marsico Shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

32

BofA Cash Reserves, February 28, 2015 (Unaudited)

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class, Marsico and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Marsico Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

In addition, the Advisor, at its discretion, has voluntarily agreed to bear an additional portion of the Fund's expenses. This voluntary expense limitation may be modified or discontinued by the Advisor at any time.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2017	2016	2015	recovery	ended 02/28/2015
$7,150,998	$7,018,579	$8,236,952	$22,406,529	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

33

BofA Cash Reserves, February 28, 2015 (Unaudited)

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2015, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund may be subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund may be subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

34

BofA Cash Reserves, February 28, 2015 (Unaudited)

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

35

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 9, 2014, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

The Board's Contracts Review Committee met on multiple occasions prior to the December meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. In addition, in preparation for the December meeting, the Board met in September 2014 to review and discuss the materials and information described below. The Board also received performance and other reports at its quarterly meetings throughout the year and considered factors and information relevant to its annual consideration of the Advisory Agreement at each meeting. As part of its review process, the Board considered BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf relating to the Advisory Agreements, other services provided by BoAA and its affiliates and the overall fees paid by the Funds, including fees paid to financial intermediaries. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as the market environment in which the Funds operate and amendments to the regulatory requirements applicable to money market funds. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. As part of its review, the Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA, as well as the infrastructure and support staff in place to assist in the management of the Funds.

In addition, the Board considered the investment, operational and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

36

In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year. The Board also considered that each Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board noted recent amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission on July 23, 2014 with compliance dates in 2015 and 2016. The Board considered BoAA's expertise in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its ability to manage the Funds in accordance with the recent amendments.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, supervisory and compliance personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers offering administrative, transfer agency and other services.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Board noted that BoAA had voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and may be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds ("Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable

37

factors described below. In this connection, with respect to BofA Cash Reserves, the Board noted that the Fund's Contractual Management Fee Rate, Actual Management Fee Rate and total expense ratio were each above the median range of its Peer Group.

The Board generally noted other relevant factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In particular, in considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of BoAA and certain affiliates. The Board received and considered information regarding the allocation methodologies and estimates used in determining profitability. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds, including further investments in personnel and technology associated with the management, operations and compliance services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients with investment strategies similar to those of the Funds, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the significantly greater services provided to and increased costs, risks and regulatory requirements associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationships with the Funds. Such benefits include, among others, benefits attributable to BoAA's and its affiliates' relationships with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

38

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year, including at each of its quarterly meetings.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

39

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Cash Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

41

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888-331-0904
Institutional Investors: 800-353-0828

BofA Cash Reserves

Semiannual Report, February 28, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-CSHR-0415

BofA Funds

Semiannual Report

February 28, 2015

•  BofA Government Plus Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	7
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	21
Board Consideration and Re-Approval of Investment Advisory Agreement	28
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Plus Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

09/01/14 – 02/28/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Daily Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,024.45	0.35	0.35	0.07
Institutional Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Investor Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Investor II Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Liquidity Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,024.50	0.30	0.30	0.06

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Plus Reserves

February 28, 2015 (Unaudited)

Government & Agency Obligations – 69.6%
	Par ($)	Value ($)
U.S. Government Agencies – 69.6%
Federal Farm Credit Bank
0.100% 04/13/15 (a)	3,420,000	3,419,591
0.100% 05/18/15 (03/02/15) (b)(c)	5,290,000	5,289,597
0.100% 07/15/15 (03/02/15) (b)(c)	8,740,000	8,739,338
0.105% 05/22/15 (a)	5,000,000	4,998,804
0.110% 03/18/15 (a)	3,520,000	3,519,817
0.110% 05/28/15 (a)	11,500,000	11,496,908
0.120% 05/22/15 (a)	3,000,000	2,999,180
0.134% 04/20/15 (03/20/15) (b)(c)	3,765,000	3,764,976
0.146% 10/03/16 (03/03/15) (b)(c)	11,935,000	11,928,504
0.150% 03/17/15	505,000	505,004
0.156% 09/01/15 (03/01/15) (b)(c)	3,960,000	3,960,210
0.156% 08/01/16 (03/01/15) (b)(c)	20,000,000	19,998,640
0.159% 09/06/16 (03/06/15) (b)(c)	5,065,000	5,064,453
0.171% 10/01/15 (03/01/15) (b)(c)	1,330,000	1,330,081
0.171% 10/08/15 (03/08/15) (b)(c)	4,729,000	4,729,110
0.171% 12/01/16 (03/01/15) (b)(c)	8,618,000	8,618,058
0.171% 08/03/15 (03/03/15) (b)(c)	440,000	440,039
0.172% 03/26/15	5,650,000	5,650,164
0.172% 09/14/15 (03/14/15) (b)(c)	37,000	37,002
0.174% 03/20/15	320,000	320,005
0.174% 11/19/15 (03/19/15) (b)(c)	2,195,000	2,195,051
0.182% 11/14/16 (03/14/15) (b)(c)	2,295,000	2,295,006
0.183% 06/17/16 (03/17/15) (b)(c)	2,350,000	2,350,439
0.184% 01/19/16 (03/19/15) (b)(c)	4,395,000	4,395,871
0.184% 02/06/17 (03/06/15) (b)(c)	685,000	685,005
0.185% 03/26/15	375,000	375,001
0.186% 03/13/15	695,000	695,015
0.187% 04/27/15 (03/27/15) (b)(c)	1,000,000	1,000,058
0.191% 07/08/16 (03/08/15) (b)(c)	1,500,000	1,499,999

	Par ($)	Value ($)
0.191% 10/03/16 (03/03/15) (b)(c)	2,120,000	2,120,218
0.192% 08/26/16 (03/26/15) (b)(c)	530,000	530,202
0.192% 09/14/16 (03/14/15) (b)(c)	5,800,000	5,802,424
0.192% 10/11/16 (03/11/15) (b)(c)	680,000	680,111
0.193% 04/18/16 (03/18/15) (b)(c)	2,990,000	2,990,975
0.194% 06/22/15 (03/22/15) (b)(c)	785,000	785,098
0.194% 04/23/15 (03/23/15) (b)(c)	1,488,000	1,488,072
0.199% 03/20/15	645,000	645,019
0.199% 09/22/15 (03/22/15) (b)(c)	1,286,000	1,286,297
0.200% 01/13/16 (03/02/15) (b)(c)	7,705,000	7,704,661
0.201% 06/02/16 (03/02/15) (b)(c)	500,000	500,195
0.201% 01/03/17 (03/03/15) (b)(c)	6,950,000	6,952,111
0.202% 06/26/15 (03/26/15) (b)(c)	5,475,000	5,476,143
0.202% 10/26/15 (03/26/15) (b)(c)	1,000,000	1,000,188
0.202% 09/12/16 (03/12/15) (b)(c)	3,643,000	3,644,795
0.203% 09/18/15 (03/18/15) (b)(c)	2,100,000	2,100,685
0.204% 07/20/15 (03/20/15) (b)(c)	2,920,000	2,920,610
0.210% 10/22/15 (03/02/15) (b)(c)	980,000	980,096
0.210% 01/04/16 (03/02/15) (b)(c)	125,000	124,995
0.213% 08/17/15 (03/17/15) (b)(c)	3,386,000	3,386,867
0.220% 03/04/15 (03/02/15) (b)(c)	2,784,000	2,783,998
0.222% 10/26/15 (03/26/15) (b)(c)	575,000	575,191
0.222% 02/24/16 (03/24/15) (b)(c)	2,154,000	2,155,126
0.223% 01/17/17 (03/17/15) (b)(c)	665,000	665,449
0.230% 04/01/15 (03/02/15) (b)(c)	415,000	415,000
0.244% 04/20/16 (03/20/15) (b)(c)	3,097,000	3,099,432

See Accompanying Notes to Financial Statements.

2

BofA Government Plus Reserves

February 28, 2015 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.250% 03/04/15 (03/02/15) (b)(c)	2,805,000	2,805,027
0.250% 05/05/15 (03/02/15) (b)(c)	240,000	240,026
0.250% 12/21/15	10,865,000	10,865,632
0.250% 02/01/16 (03/02/15) (b)(c)	300,000	300,196
0.269% 12/06/16 (03/06/15) (b)(c)	425,000	425,723
0.300% 04/14/15	657,000	657,125
0.314% 03/23/15	7,960,000	7,961,032
0.350% 05/01/15 (03/02/15) (b)(c)	1,585,000	1,585,363
0.500% 03/09/15	200,000	200,016
1.500% 11/16/15	250,000	252,164
4.150% 03/25/15	303,000	303,802
4.875% 12/16/15	4,344,000	4,504,234
Federal Home Loan Bank
0.060% 03/30/15	21,370,000	21,369,736
0.070% 03/25/15	9,360,000	9,359,750
0.070% 04/17/15	4,500,000	4,499,878
0.070% 04/22/15	18,965,000	18,964,206
0.070% 04/23/15	8,690,000	8,689,734
0.070% 04/27/15	550,000	549,965
0.070% 04/29/15	27,175,000	27,173,366
0.090% 03/04/15	6,000,000	6,000,005
0.090% 03/26/15	24,850,000	24,849,989
0.090% 05/12/15	12,875,000	12,874,075
0.100% 03/03/15 (a)	160,000	159,999
0.100% 03/06/15	22,125,000	22,125,061
0.100% 03/09/15	2,455,000	2,454,981
0.100% 03/10/15	10,565,000	10,564,996
0.100% 03/11/15 (a)	700,000	699,981
0.100% 03/12/15 (a)	145,000	144,996
0.100% 03/18/15 (a)	145,000	144,993
0.100% 03/25/15 (a)	1,915,000	1,914,872
0.100% 03/27/15 (a)	1,940,000	1,939,860
0.100% 04/01/15 (a)	2,975,000	2,974,744
0.100% 05/12/15	5,500,000	5,499,833
0.100% 05/14/15	24,885,000	24,883,771
0.105% 03/04/15 (a)	16,385,000	16,384,857
0.110% 03/06/15	2,085,000	2,085,006
0.110% 03/27/15 (a)	3,970,000	3,969,685
0.110% 05/22/15 (a)	640,000	639,840
0.110% 05/27/15 (a)	995,000	994,735
0.110% 07/15/15 (a)	7,895,000	7,891,719
0.114% 05/20/15 (03/20/15) (b)(c)	58,380,000	58,381,546
0.115% 05/05/15 (a)	1,285,000	1,284,733
0.120% 03/25/15 (a)	1,905,000	1,904,848

	Par ($)	Value ($)
0.120% 04/06/15 (a)	285,000	284,966
0.120% 04/14/15	2,290,000	2,290,054
0.120% 04/22/15 (a)	270,000	269,953
0.120% 04/24/15 (a)	770,000	769,861
0.120% 04/29/15 (a)	970,000	969,809
0.120% 05/01/15	10,515,000	10,514,511
0.120% 05/27/15	205,000	205,000
0.120% 08/03/15	7,055,000	7,054,676
0.125% 04/21/15	8,155,000	8,155,076
0.125% 04/24/15	885,000	885,031
0.125% 04/29/15	2,255,000	2,255,211
0.125% 05/01/15	250,000	249,993
0.125% 05/21/15	405,000	405,015
0.125% 05/27/15 (a)	18,015,000	18,009,558
0.125% 05/29/15	505,000	505,007
0.125% 06/02/15	280,000	280,018
0.125% 06/03/15	10,230,000	10,230,477
0.125% 06/16/15	2,070,000	2,070,092
0.125% 06/19/15	445,000	445,034
0.125% 07/02/15	405,000	404,993
0.125% 07/17/15	4,930,000	4,929,858
0.125% 07/29/15	405,000	404,958
0.125% 11/25/15	90,000	89,855
0.127% 05/26/15 (a)	1,985,000	1,984,398
0.130% 03/12/15	10,320,000	10,320,155
0.130% 04/15/15	7,305,000	7,305,351
0.130% 05/27/15 (a)	360,000	359,887
0.132% 04/16/15 (03/16/15) (b)(c)	4,075,000	4,075,011
0.135% 07/29/15 (a)	4,130,000	4,127,677
0.140% 03/02/15	7,555,000	7,555,009
0.140% 03/12/15	4,045,000	4,045,061
0.140% 07/22/15	15,505,000	15,504,029
0.140% 07/24/15 (a)	15,000,000	14,991,542
0.150% 03/12/15	275,000	275,002
0.150% 05/06/15 (a)	1,453,000	1,452,600
0.150% 05/15/15 (a)	1,322,000	1,321,587
0.200% 08/12/15	915,000	915,158
0.200% 08/18/15	1,475,000	1,475,265
0.200% 08/19/15 (03/02/15) (b)(c)	355,000	355,025
0.200% 08/25/15	690,000	690,129
0.210% 04/24/15	6,295,000	6,296,155
0.210% 08/21/15	705,000	705,165
0.220% 08/19/15 (03/02/15) (b)(c)	140,000	140,040
0.220% 10/07/15 (03/02/15) (b)(c)	165,000	165,050
0.260% 07/23/15	980,000	980,386
0.270% 12/15/15	4,860,000	4,861,043

See Accompanying Notes to Financial Statements.

3

BofA Government Plus Reserves

February 28, 2015 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.375% 03/13/15	22,225,000	22,227,107
0.375% 08/28/15	4,635,000	4,640,216
0.440% 08/28/15	195,000	195,269
0.500% 06/12/15	4,510,000	4,515,159
0.520% 04/06/15	465,000	465,197
0.540% 05/01/15	315,000	315,217
0.600% 04/30/15	350,000	350,287
0.650% 08/24/15	1,395,000	1,398,302
2.000% 04/28/15	465,000	466,407
2.750% 03/13/15	29,355,000	29,380,869
2.875% 06/12/15	4,610,000	4,646,422
3.500% 03/13/15	135,000	135,149
4.125% 03/13/15	190,000	190,248
5.000% 12/21/15	240,000	249,108
Federal Home Loan Mortgage Corp.
0.090% 03/26/15 (a)	16,130,000	16,128,992
0.100% 03/03/15 (a)	2,520,000	2,519,986
0.100% 03/05/15 (a)	460,000	459,995
0.100% 04/09/15 (a)	640,000	639,931
0.100% 05/06/15 (a)	625,000	624,885
0.120% 03/04/15 (a)	1,200,000	1,199,988
0.122% 07/27/15 (a)	6,190,000	6,186,895
0.140% 03/17/15 (a)	4,300,000	4,299,732
0.150% 03/12/15 (a)	1,000,000	999,954
0.150% 03/25/15 (a)	1,000,000	999,900
0.150% 04/09/15 (a)	1,900,000	1,899,691
0.150% 04/15/15 (a)	1,900,000	1,899,644
0.150% 04/23/15 (a)	3,276,000	3,275,277
0.152% 10/16/15 (03/16/15) (b)(c)	13,875,000	13,874,989
0.160% 04/15/15 (a)	5,258,000	5,256,948
0.160% 04/27/15 (a)	7,400,000	7,398,125
0.160% 05/05/15 (a)	1,400,000	1,399,596
0.162% 07/16/15 (03/16/15) (b)(c)	1,225,000	1,225,126
0.165% 05/14/15 (a)	3,000,000	2,998,982
0.170% 03/25/15 (a)	2,780,000	2,779,685
0.170% 04/14/15 (a)	7,500,000	7,498,442
0.170% 04/28/15 (a)	3,400,000	3,399,069
0.177% 01/13/17 (03/13/15) (b)(c)	10,000,000	9,998,103
0.180% 03/30/15 (a)	1,430,000	1,429,793
0.180% 04/08/15 (a)	1,800,000	1,799,658
0.180% 05/29/15 (a)	5,548,000	5,545,531
0.240% 11/04/15 (a)	5,025,000	5,016,692
0.240% 11/16/15 (a)	970,000	968,319
0.250% 12/07/15 (a)	4,501,000	4,492,217
0.300% 07/08/15	485,000	485,238
0.350% 03/18/15	11,602,000	11,603,365
0.450% 11/24/15	2,425,000	2,428,063

	Par ($)	Value ($)
0.500% 04/17/15	57,612,000	57,640,704
0.500% 08/28/15	5,505,000	5,514,693
4.375% 07/17/15	7,407,000	7,526,292
4.750% 11/17/15	3,537,000	3,650,467
5.150% 03/01/15	435,000	435,000
Federal National Mortgage Association
0.100% 03/03/15 (a)	550,000	549,997
0.100% 03/25/15 (a)	510,000	509,966
0.100% 04/01/15 (a)	670,000	669,942
0.120% 03/03/15 (a)	2,315,000	2,314,985
0.120% 04/27/15 (a)	2,095,000	2,094,602
0.120% 04/30/15 (a)	1,430,000	1,429,714
0.130% 05/27/15 (a)	6,300,000	6,298,021
0.140% 04/15/15 (a)	1,460,000	1,459,744
0.150% 04/15/15 (a)	2,100,000	2,099,606
0.150% 05/13/15 (a)	1,300,000	1,299,605
0.160% 04/16/15 (a)	3,200,000	3,199,346
0.160% 04/27/15 (a)	1,000,000	999,747
0.160% 05/01/15 (a)	2,579,000	2,578,301
0.180% 04/01/15 (a)	1,000,000	999,845
0.181% 07/25/16 (03/25/15) (b)(c)	8,000,000	8,000,401
0.192% 08/26/16 (03/26/15) (b)(c)	1,500,000	1,500,234
0.192% 08/15/16 (03/15/15) (b)(c)	7,560,000	7,561,506
0.205% 04/01/16 (04/01/15) (b)(c)	70,000	69,962
0.350% 08/28/15	3,590,000	3,593,646
0.375% 03/16/15	72,386,000	72,394,308
0.375% 12/21/15	6,172,000	6,178,860
0.430% 01/20/16 (03/02/15) (b)(c)	575,000	576,239
0.500% 05/27/15	30,230,000	30,255,122
0.500% 07/02/15	47,549,000	47,606,801
0.670% 08/26/15	490,000	491,207
1.750% 03/23/15	860,000	860,856
2.375% 07/28/15	15,304,000	15,443,812
5.000% 03/02/15	1,235,000	1,235,168
5.000% 04/15/15	20,470,000	20,594,999
Tennessee Valley Authority
4.375% 06/15/15	1,178,000	1,192,473
U.S. Government Agencies Total		1,194,904,654
Total Government & Agency Obligations (cost of $1,194,904,654)		1,194,904,654

See Accompanying Notes to Financial Statements.

4

BofA Government Plus Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements – 24.9%
	Par ($)	Value ($)
Repurchase agreement with
ABN Amro NV, dated 02/27/15, due 03/02/15 at 0.080%, collateralized by a U.S. Treasury obligation and U.S. Government Agency obligations with various maturities to 06/01/44, market value $102,000,680 (repurchase proceeds $100,000,667)	100,000,000	100,000,000
Repurchase agreement with
BNP Paribas Securities Corp., dated 02/27/15, due 03/02/15 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 10/20/44, market value $10,200,077 (repurchase proceeds $10,000,075)	10,000,000	10,000,000
Repurchase agreement with
Credit Agricole CIB US, dated 02/27/15, due 03/02/15 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 10/20/42, market value $40,800,273 (repurchase proceeds $40,000,267)	40,000,000	40,000,000
Repurchase agreement with
Goldman Sachs & Co., dated 02/27/15, due 03/02/15 at 0.060%, collateralized by a U.S. Government Agency obligation maturing 01/08/20, market value $45,900,701 (repurchase proceeds $45,000,225)	45,000,000	45,000,000
Repurchase agreement with
HSBC Securities USA, Inc., dated 02/27/15, due 03/02/15 at 0.040%, collateralized by a U.S. Treasury obligation maturing 09/15/17, market value $3,242,727 (repurchase proceeds $3,177,011)	3,177,000	3,177,000

	Par ($)	Value ($)
Repurchase agreement with
Societe Generale NY, dated 02/27/15, due 03/02/15 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 01/01/45, market value $51,000,000 (repurchase proceeds $50,000,333)	50,000,000	50,000,000
Repurchase agreement with
TD Securities USA LLC, dated 02/27/15, due 03/06/15 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 12/15/42, market value $51,001,186 (repurchase proceeds $50,000,778)	50,000,000	50,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 01/07/15, due 04/07/15 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 02/01/45, market value $20,404,284 (repurchase proceeds $20,007,000)	20,000,000	20,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/09/15, due 05/08/15 at 0.110%, collateralized by a U.S. Government Agency obligation maturing 02/01/45, market value $10,200,656 (repurchase proceeds $10,002,689)	10,000,000	10,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/24/15, due 03/03/15 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 02/20/45, market value $51,000,595 (repurchase proceeds $50,000,681)	50,000,000	50,000,000

See Accompanying Notes to Financial Statements.

5

BofA Government Plus Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/25/15, due 03/04/15 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 02/20/45, market value $51,000,496 (repurchase proceeds $50,000,681)	50,000,000	50,000,000
Total Repurchase Agreements (cost of $428,177,000)		428,177,000
Total Investments – 94.5% (cost of $1,623,081,654) (d)		1,623,081,654
Other Assets & Liabilities, Net – 5.5%		94,324,694
Net Asset – 100.0%		1,717,406,348

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2015.

(c)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(d)  Cost for federal income tax purposes is $1,623,081,654.

The following table summarizes the inputs used, as of February 28, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$1,194,904,654	$—	$1,194,904,654
Total Repurchase Agreements	—	428,177,000	—	428,177,000
Total Investments	$—	$1,623,081,654	$—	$1,623,081,654

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	69.6
Repurchase Agreements	24.9
94.5
Other Assets & Liabilities, Net	5.5
100.0

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA Government Plus Reserves
February 28, 2015 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	1,194,904,654
	Repurchase agreements, at amortized cost approximating value	428,177,000
	Total investments, at value	1,623,081,654
	Cash	92,851,285
	Receivable for:
	Interest	1,577,269
	Expense reimbursement due from investment advisor	33,662
	Trustees' deferred compensation plan	24,778
	Prepaid expenses	25,231
	Other assets	16,922
	Total Assets	1,717,610,801
Liabilities	Payable for:
	Distributions	9,948
	Investment advisory fee	61,815
	Administration fee	15,549
	Pricing and bookkeeping fees	14,245
	Transfer agent fee	5,854
	Trustees' fees	1,952
	Audit fee	21,047
	Legal fee	34,026
	Custody fee	7,688
	Chief Compliance Officer expenses	1,557
	Trustees' deferred compensation plan	24,778
	Other liabilities	5,994
	Total Liabilities	204,453
	Net Assets	1,717,406,348
Net Assets Consist of	Paid-in capital	1,717,413,705
	Overdistributed net investment income	(7,488)
	Accumulated net realized gain	131
	Net Assets	1,717,406,348

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – BofA Government Plus Reserves
February 28, 2015 (Unaudited)

Adviser Class Shares	Net assets	$3,237,977
	Shares outstanding	3,237,947
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$1,590,969,982
	Shares outstanding	1,590,956,350
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,229,320
	Shares outstanding	1,229,309
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$31,511,911
	Shares outstanding	31,511,614
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$37,200,838
	Shares outstanding	37,200,487
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$369,681
	Shares outstanding	369,677
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$1,238,835
	Shares outstanding	1,238,824
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,142,096
	Shares outstanding	5,142,049
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$46,505,708
	Shares outstanding	46,505,285
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA Government Plus Reserves
For the Six Months Ended February 28, 2015 (Unaudited)

		($)
Investment Income	Interest	849,924
Expenses	Investment advisory fee	1,514,262
	Administration fee	493,642
	Distribution fee:
	Daily Class Shares	1,304
	Investor Class Shares	306
	Investor II Class Shares	723
	Service fee:
	Adviser Class Shares	3,938
	Daily Class Shares	932
	Investor Class Shares	765
	Investor II Class Shares	1,808
	Liquidity Class Shares	6,374
	Shareholder administration fee:
	Institutional Class Shares	8,318
	Investor II Class Shares	723
	Trust Class Shares	20,921
	Transfer agent fee	17,302
	Pricing and bookkeeping fees	84,645
	Trustees' fees	19,018
	Custody fee	26,921
	Chief Compliance Officer expenses	4,914
	Other expenses	190,824
	Total Expenses	2,397,640
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,838,000)
	Fees waived by distributor:
	Adviser Class Shares	(3,938)
	Daily Class Shares	(2,237)
	Institutional Class Shares	(8,436)
	Investor Class Shares	(1,071)
	Investor II Class Shares	(3,257)
	Liquidity Class Shares	(6,376)
	Trust Class Shares	(20,938)
	Net Expenses	513,387
	Net Investment Income	336,537
	Net realized gain on investments	145
	Net Increase Resulting from Operations	336,682

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA Government Plus Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2015 ($)	Year Ended August 31, 2014 ($)
Operations	Net investment income	336,537	421,346
	Net realized gain on investments	145	2,339
	Net increase resulting from operations	336,682	423,685
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(630)	(1,610)
	Capital Class Shares	(315,073)	(381,979)
	Daily Class Shares	(149)	(178)
	Institutional Capital Shares	(2,568)	(52)
	Institutional Class Shares	(8,319)	(15,311)
	Investor Class Shares	(122)	(114)
	Investor II Class Shares	(290)	(478)
	Liquidity Class Shares	(1,019)	(2,049)
	Trust Class Shares	(8,369)	(19,576)
	From net realized gains:
	Adviser Class Shares	(4)	(6)
	Capital Class Shares	(2,228)	(3,414)
	Daily Class Shares	(1)	(1)
	Institutional Capital Shares	(2)	— (a)
	Institutional Class Shares	(50)	(93)
	Investor Class Shares	(1)	(1)
	Investor II Class Shares	(2)	(3)
	Liquidity Class Shares	(7)	(15)
	Trust Class Shares	(57)	(120)
	Total distributions to shareholders	(338,891)	(425,000)
	Net Capital Stock Transactions	311,668,703	803,643,165
	Total increase in net assets	311,666,494	803,641,850
Net Assets	Beginning of period	1,405,739,854	602,098,004
	End of period	1,717,406,348	1,405,739,854
	Overdistributed net investment income at end of period	(7,488)	(7,486)

(a)  Rounds to less than $1.

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	2,215,000	2,215,000	10,150,000	10,150,000
Distributions reinvested	634	634	1,598	1,598
Redemptions	(1,865,000)	(1,865,000)	(13,975,948)	(13,975,948)
Net increase (decrease)	350,634	350,634	(3,824,350)	(3,824,350)
Capital Class Shares
Subscriptions	2,089,513,957	2,089,513,957	5,376,677,668	5,376,677,668
Distributions reinvested	271,871	271,871	292,342	292,342
Redemptions	(1,817,763,488)	(1,817,763,488)	(4,561,771,395)	(4,561,771,395)
Net increase	272,022,340	272,022,340	815,198,615	815,198,615
Daily Class Shares
Subscriptions	3,274,302	3,274,302	10,016,603	10,016,603
Distributions reinvested	18	18	35	35
Redemptions	(2,573,753)	(2,573,753)	(9,688,549)	(9,688,549)
Net increase	700,567	700,567	328,089	328,089
Institutional Capital Shares
Subscriptions	30,001,598	30,001,598	1,795,099	1,795,099
Distributions reinvested	—	—	13	13
Redemptions	(4)	(4)	(340,095)	(340,095)
Net increase	30,001,594	30,001,594	1,455,017	1,455,017
Institutional Class Shares
Subscriptions	102,098,925	102,098,925	158,360,000	158,360,000
Distributions reinvested	8,369	8,369	15,404	15,404
Redemptions	(100,510,640)	(100,510,640)	(145,400,000)	(145,400,000)
Net increase	1,596,654	1,596,654	12,975,404	12,975,404
Investor Class Shares
Subscriptions	4,832,486	4,832,486	1,162,043	1,162,043
Distributions reinvested	8	8	45	45
Redemptions	(4,928,522)	(4,928,522)	(920,076)	(920,076)
Net increase (decrease)	(96,028)	(96,028)	242,012	242,012
Investor II Class Shares
Subscriptions	744,230	744,230	5,347,319	5,347,319
Distributions reinvested	13	13	35	35
Redemptions	(1,293,767)	(1,293,767)	(4,913,455)	(4,913,455)
Net increase (decrease)	(549,524)	(549,524)	433,899	433,899
Liquidity Class Shares
Distributions reinvested	1,026	1,026	2,064	2,064
Redemptions	—	—	(1)	(1)
Net increase	1,026	1,026	2,063	2,063
Trust Class Shares
Subscriptions	46,857,027	46,857,027	103,478,485	103,478,485
Distributions reinvested	182	182	508	508
Redemptions	(39,215,769)	(39,215,769)	(126,646,577)	(126,646,577)
Net increase (decrease)	7,641,440	7,641,440	(23,167,584)	(23,167,584)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—		—
Net realized gain (loss) on investments	—	(c)	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—		—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—		—
From net realized gains	—	(c)	—	(c)	—		—		—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—	(c)	—		—
Increase from Contribution from Advisor	—		—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.02	%(f)	0.04%		0.02%		0.01%		0.00	%(g)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06	%(h)	0.06%		0.15	%(i)	0.16	%(i)	0.22	%(i)	0.22	%(i)
Waiver/Reimbursement	0.47	%(h)	0.49%		0.45%		0.42%		0.34%		0.31%
Net investment income	0.04	%(h)	0.04%		0.02	%(i)	0.01	%(i)	—	(i)	—	(i)
Net assets, end of period (000s)	$3,238		$2,887		$6,712		$6,106		$6,956		$83,849

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
From net realized gains	—	(d)	—	(d)	—		—		—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Increase from Contribution from Advisor	—		—		—		—		—	(d)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.02	%(g)	0.04%		0.02%		0.01%		0.01	%(h)	0.03%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06	%(i)	0.06%		0.14	%(j)	0.16	%(j)	0.17	%(j)	0.19	%(j)
Waiver/Reimbursement	0.22	%(i)	0.24%		0.20%		0.17%		0.14%		0.09%
Net investment income	0.04	%(i)	0.04%		0.02	%(j)	0.01	%(j)	0.01	%(j)	0.03	%(j)
Net assets, end of period (000s)	$1,590,970		$1,318,950		$503,751		$338,932		$492,086		$534,988

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(c)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.02	%(e)	0.04%		0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06	%(f)	0.05	%(g)	0.18	%(h)	0.16	%(f)(h)
Waiver/Reimbursement	0.82	%(f)	0.84%		0.76%		0.77	%(f)
Net investment income	0.04	%(f)	0.04%		0.02	%(h)	0.02	%(f)(h)
Net assets, end of period (000s)	$1,229		$529		$201		$12,028

(a)  Daily Class Shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2015		2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
From net realized gains	—	(d)	—	(d)	—		—		—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Increase from Contribution from Advisor	—		—		—		—		—	(d)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.02	%(g)	0.04%		0.03%		0.01%		0.01	%(h)	0.03%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.07	%(i)	0.06%		0.19	%(j)(k)	0.16	%(j)	0.18	%(j)	0.19	%(j)
Waiver/Reimbursement	0.21	%(i)	0.24%		0.15%		0.17%		0.13%		0.09%
Net investment income	0.04	%(i)	0.04%		0.02	%(j)	0.01	%(j)	0.02	%(j)	0.02	%(j)
Net assets, end of period (000s)	$31,512		$1,510		$55		$58,622		$50,336		$78,011

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Net realized gain (loss) on investments	—	(c)	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
From net realized gains	—	(c)	—	(c)	—		—		—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Increase from Contribution from Advisor	—		—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.02	%(f)	0.04%		0.02%		0.01%		0.00	%(g)(h)	0.01%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06	%(i)	0.06%		0.15	%(j)	0.16	%(j)	0.18	%(j)	0.21	%(j)
Waiver/Reimbursement	0.26	%(i)	0.28%		0.23%		0.21%		0.17%		0.11%
Net investment income	0.04	%(i)	0.04%		0.02	%(j)	—	%(h)(j)	—	%(h)(j)	0.01	%(j)
Net assets, end of period (000s)	$37,201		$35,604		$22,629		$16,128		$75,270		$53,599

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Rounds to less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.02	%(e)	0.04%		0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06	%(f)	0.06%		0.13	%(g)(h)	0.16	%(f)(g)
Waiver/Reimbursement	0.57	%(f)	0.59%		0.57%		0.51	%(f)
Net investment income	0.04	%(f)	0.04%		0.02	%(g)	0.01	%(f)(g)
Net assets, end of period (000s)	$370		$466		$224		$134
(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor II Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.02	%(e)	0.04%		0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06	%(f)	0.06%		0.14	%(g)	0.16	%(f)(g)
Waiver/Reimbursement	0.67	%(f)	0.69%		0.66%		0.62	%(f)
Net investment income	0.04	%(f)	0.04%		0.02	%(g)	0.01	%(f)(g)
Net assets, end of period (000s)	$1,239		$1,788		$1,354		$467

(a)  Investor II Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Net realized gain (loss) on investments	—	(c)	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
From net realized gains	—	(c)	—	(c)	—		—		—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Increase from Contribution from Advisor	—		—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.02	%(f)	0.04%		0.02%		0.01%		0.00	%(g)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06	%(h)	0.06%		0.15	%(i)	0.16	%(i)	0.19	%(i)	0.22	%(i)
Waiver/Reimbursement	0.47	%(h)	0.49%		0.45%		0.42%		0.37%		0.31%
Net investment income	0.04	%(h)	0.04%		0.02	%(i)	0.01	%(i)	—	(i)	—	%(i)(j)
Net assets, end of period (000s)	$5,142		$5,141		$5,139		$5,138		$5,138		$5,136

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Net realized gain (loss) on investments	—	(c)	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
From net realized gains	—	(c)	—	(c)	—		—		—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Increase from Contribution from Advisor	—		—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.02	%(f)	0.04%		0.02%		0.01%		0.00	%(g)	0.00	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.06	%(i)	0.06%		0.15	%(j)	0.16	%(j)	0.19	%(j)	0.21	%(j)
Waiver/Reimbursement	0.32	%(i)	0.34%		0.29%		0.27%		0.22%		0.17%
Net investment income	0.04	%(i)	0.04%		0.02	%(j)	0.01	%(j)	—	(j)	—	%(h)(j)
Net assets, end of period (000s)	$46,506		$38,864		$62,033		$62,270		$82,047		$108,968

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Rounds to less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – BofA Government Plus Reserves
February 28, 2015 (Unaudited)

Note 1. Organization

BofA Government Plus Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares. On October 3, 2011, the Daily Class shares, Investor Class shares and Investor II Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

21

BofA Government Plus Reserves, February 28, 2015 (Unaudited)

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

In December 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ("ASU") No. 2011-11: Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At February 28, 2015, the Fund's investments in repurchase agreements were subject to enforceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$428,177,000
Non-cash Collateral offsetting (1)	$(428,177,000)
Net Amount (2)	$—

(1)  At February 28, 2015, the value of the collateral exceeded the value of the related repurchase agreements.

(2)  Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

22

BofA Government Plus Reserves, February 28, 2015 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	$425,000

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will

23

BofA Government Plus Reserves, February 28, 2015 (Unaudited)

significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2015, the Fund's annualized effective investment advisory fee rate, net of fee waivers, was 0.17% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2015, the annualized effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.02% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

24

BofA Government Plus Reserves, February 28, 2015 (Unaudited)

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the

Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percent of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

25

BofA Government Plus Reserves, February 28, 2015 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the

Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2017	2016	2015	recovery	ended 02/28/2015
$991,036	$547,381	$—	$1,538,417	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the

Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

26

BofA Government Plus Reserves, February 28, 2015 (Unaudited)

For the six months ended February 28, 2015, the Fund did not borrow under this arrangement.

Note 6. Capital Contribution

On November 29, 2010 an affiliate of the Advisor made a voluntary capital contribution to the Fund of $325,079.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

27

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 9, 2014, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

The Board's Contracts Review Committee met on multiple occasions prior to the December meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. In addition, in preparation for the December meeting, the Board met in September 2014 to review and discuss the materials and information described below. The Board also received performance and other reports at its quarterly meetings throughout the year and considered factors and information relevant to its annual consideration of the Advisory Agreement at each meeting. As part of its review process, the Board considered BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf relating to the Advisory Agreements, other services provided by BoAA and its affiliates and the overall fees paid by the Funds, including fees paid to financial intermediaries. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as the market environment in which the Funds operate and amendments to the regulatory requirements applicable to money market funds. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. As part of its review, the Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA, as well as the infrastructure and support staff in place to assist in the management of the Funds.

28

In addition, the Board considered the investment, operational and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year. The Board also considered that each Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board noted recent amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission on July 23, 2014 with compliance dates in 2015 and 2016. The Board considered BoAA's expertise in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its ability to manage the Funds in accordance with the recent amendments.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, supervisory and compliance personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers offering administrative, transfer agency and other services.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual

Management Fee Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Board noted that BoAA had voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and may be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds ("Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking

29

for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. In this connection, with respect to BofA Government Plus Reserves, the Board noted that total expense ratio, Actual Management Fee Rate and Contractual Management Fee Rate were each at or below the median ranges of its Peer Group.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, with respect to BofA Government Plus Reserves, the Board noted that the net return investment performance of certain classes of the Fund was below the median range of its Universe (meaning that the Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the Advisory Agreement for such Fund, generally noted other relevant factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate, Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of BoAA and certain affiliates. The Board received and considered information regarding the allocation methodologies and estimates used in determining profitability. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds, including further investments in personnel and technology associated with the management, operations and compliance services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients with investment strategies similar to those of the Funds, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the significantly greater services provided to and increased costs, risks and regulatory

30

requirements associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationships with the Funds. Such benefits include, among others, benefits attributable to BoAA's and its affiliates' relationships with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The

Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year, including at each of its quarterly meetings.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

31

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Plus Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888-331-0904
Institutional Investors: 800-353-0828

BofA Government Plus Reserves

Semiannual Report, February 28, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-GOVP-0415

BofA Funds

Semiannual Report

February 28, 2015

•  BofA Government Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	20
Board Consideration and Re-Approval of Investment Advisory Agreement	27
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

09/01/14 – 02/28/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.45	0.35	0.35	0.07 (a)
Investor II Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

1

Investment Portfolio – BofA Government Reserves

February 28, 2015 (Unaudited)

Government & Agency Obligations – 94.1%

	Par ($)	Value ($)
U.S. Government Agencies – 85.4%
Federal Farm Credit Bank
0.030% 03/26/15 (a)	40,000,000	39,999,167
0.030% 04/06/15 (a)	25,000,000	24,999,250
0.030% 04/07/15 (a)	50,000,000	49,998,458
0.040% 03/17/15 (a)	15,000,000	14,999,733
0.040% 03/25/15 (a)	50,000,000	49,998,667
0.040% 04/01/15 (a)	20,000,000	19,999,311
0.050% 04/13/15 (a)	5,000,000	4,999,701
0.060% 03/24/15 (a)	25,000,000	24,999,042
0.070% 04/27/15 (a)	5,000,000	4,999,446
0.070% 05/12/15 (a)	45,000,000	44,993,700
0.080% 04/10/15 (a)	5,000,000	4,999,556
0.080% 04/22/15 (a)	30,000,000	29,996,533
0.100% 03/23/15 (03/02/15) (b)(c)	50,000,000	50,000,000
0.100% 04/08/15 (a)	2,100,000	2,099,778
0.100% 04/13/15 (a)	11,580,000	11,578,617
0.100% 05/18/15 (03/02/15) (b)(c)	25,320,000	25,318,070
0.100% 07/15/15 (03/02/15) (b)(c)	30,010,000	30,007,729
0.105% 03/31/15 (a)	2,363,000	2,362,793
0.110% 03/18/15 (a)	13,495,000	13,494,299
0.110% 05/07/15 (a)	15,000,000	14,996,929
0.110% 05/19/15 (a)	17,000,000	16,995,896
0.110% 07/13/15 (a)	15,000,000	14,993,858
0.120% 05/29/15 (a)	9,000,000	8,997,330
0.120% 07/17/15 (03/02/15) (b)(c)	33,000,000	32,997,450
0.130% 07/10/15 (a)	1,133,000	1,132,464
0.134% 04/20/15 (03/20/15) (b)(c)	38,650,000	38,649,756
0.140% 07/15/15 (a)	10,000,000	9,994,711
0.146% 10/03/16 (03/03/15) (b)(c)	6,640,000	6,636,932
0.150% 03/17/15	12,112,000	12,112,151
0.150% 07/09/15	7,500,000	7,500,078
0.157% 09/01/15 (03/01/15) (b)(c)	88,830,000	88,834,726
0.157% 08/01/16 (03/01/15) (b)(c)	42,000,000	41,996,813
0.159% 09/06/16 (03/06/15) (b)(c)	19,935,000	19,932,846
0.159% 10/20/16 (03/20/15) (b)(c)	30,000,000	29,987,700
0.160% 05/08/15 (a)	1,000,000	999,698
0.171% 10/08/15 (03/08/15) (b)(c)	1,392,000	1,391,956
	Par ($)	Value ($)
0.171% 08/03/15 (03/03/15) (b)(c)	4,290,000	4,290,376
0.172% 03/26/15	5,450,000	5,450,113
0.172% 10/01/15 (03/01/15) (b)(c)	2,175,000	2,175,138
0.172% 09/14/15 (03/14/15) (b)(c)	7,412,000	7,412,882
0.174% 03/20/15	3,105,000	3,105,050
0.174% 07/06/15 (03/06/15) (b)(c)	200,000	200,022
0.174% 11/19/15 (03/19/15) (b)(c)	5,575,000	5,575,062
0.180% 03/12/15	7,280,000	7,280,152
0.182% 11/14/16 (03/14/15) (b)(c)	2,984,000	2,984,528
0.183% 06/17/16 (03/17/15) (b)(c)	500,000	500,068
0.184% 01/19/16 (03/19/15) (b)(c)	7,905,000	7,906,584
0.184% 02/06/17 (03/06/15) (b)(c)	20,590,000	20,590,151
0.185% 03/26/15	425,000	424,990
0.186% 03/13/15	2,985,000	2,985,069
0.187% 04/27/15 (03/27/15) (b)(c)	29,760,000	29,762,010
0.190% 06/04/15	1,250,000	1,250,280
0.191% 10/03/16 (03/03/15) (b)(c)	11,225,000	11,226,937
0.192% 08/26/16 (03/26/15) (b)(c)	1,970,000	1,970,749
0.192% 09/14/16 (03/14/15) (b)(c)	20,539,000	20,547,767
0.192% 10/11/16 (03/11/15) (b)(c)	5,320,000	5,320,882
0.194% 04/23/15 (03/23/15) (b)(c)	27,073,000	27,075,090
0.194% 06/22/15 (03/22/15) (b)(c)	22,275,000	22,277,603
0.199% 03/20/15	2,325,000	2,325,051
0.199% 09/22/15 (03/22/15) (b)(c)	7,780,000	7,781,846
0.200% 01/13/16 (03/02/15) (b)(c)	47,745,000	47,742,899
0.201% 01/03/17 (03/03/15) (b)(c)	24,065,000	24,072,316
0.202% 06/26/15 (03/26/15) (b)(c)	34,005,000	34,011,611
0.202% 10/26/15 (03/26/15) (b)(c)	3,250,000	3,250,888

See Accompanying Notes to Financial Statements.

2

BofA Government Reserves

February 28, 2015 (Unaudited)

Government & Agency Obligations (continued)

	Par ($)	Value ($)
0.202% 09/12/16 (03/12/15) (b)(c)	11,607,000	11,613,356
0.202% 06/02/16 (03/02/15) (b)(c)	8,030,000	8,033,621
0.202% 07/27/15 (03/27/15) (b)(c)	4,000,000	4,000,659
0.203% 09/18/15 (03/18/15) (b)(c)	23,500,000	23,507,854
0.204% 04/06/15 (03/06/15) (b)(c)	5,220,000	5,220,337
0.204% 07/20/15 (03/20/15) (b)(c)	40,355,000	40,362,461
0.210% 10/22/15 (03/02/15) (b)(c)	5,900,000	5,900,578
0.210% 01/04/16 (03/02/15) (b)(c)	805,000	804,966
0.212% 07/24/15 (03/24/15) (b)(c)	10,000,000	10,002,436
0.213% 08/17/15 (03/17/15) (b)(c)	9,851,000	9,853,745
0.220% 03/04/15 (03/02/15) (b)(c)	32,601,000	32,600,973
0.220% 05/06/15	10,000,000	10,001,588
0.222% 10/26/15 (03/26/15) (b)(c)	8,190,000	8,193,551
0.222% 02/24/16 (03/24/15) (b)(c)	9,703,000	9,710,149
0.223% 01/17/17 (03/17/15) (b)(c)	2,335,000	2,336,576
0.230% 04/01/15 (03/02/15) (b)(c)	5,200,000	5,200,000
0.244% 04/20/16 (03/20/15) (b)(c)	1,040,000	1,040,844
0.250% 03/04/15 (03/02/15) (b)(c)	16,925,000	16,925,143
0.250% 03/24/15	1,900,000	1,900,194
0.250% 05/05/15 (03/02/15) (b)(c)	2,330,000	2,330,253
0.250% 05/18/15	1,331,000	1,331,375
0.250% 09/21/15 (03/02/15) (b)(c)	800,000	800,408
0.250% 12/21/15	36,700,000	36,702,136
0.250% 02/01/16 (03/02/15) (b)(c)	3,700,000	3,699,655
0.260% 03/24/15 (03/02/15) (b)(c)	300,000	300,014
0.310% 08/03/15 (03/02/15) (b)(c)	2,405,000	2,406,447
0.314% 03/23/15	28,015,000	28,018,634
0.350% 05/01/15 (03/02/15) (b)(c)	16,075,000	16,078,681
	Par ($)	Value ($)
0.350% 07/30/15	2,500,000	2,502,159
0.400% 08/26/15	1,500,000	1,501,597
0.430% 11/16/15	410,000	410,457
0.500% 03/09/15	5,800,000	5,800,486
0.500% 05/01/15	5,300,000	5,303,470
0.500% 06/23/15	15,075,000	15,093,318
0.520% 03/16/15	5,000,000	5,000,874
0.550% 08/17/15	6,400,000	6,411,092
1.500% 11/16/15	24,319,000	24,537,517
1.670% 03/24/15	5,000,000	5,005,029
4.625% 08/26/15	1,000,000	1,021,792
Federal Home Loan Bank
0.030% 03/04/15 (a)	82,307,000	82,306,794
0.035% 03/04/15 (a)	82,132,000	82,131,760
0.038% 03/04/15 (a)	62,000,000	61,999,804
0.040% 03/06/15 (a)	39,920,000	39,919,778
0.040% 03/11/15 (a)	20,000,000	19,999,778
0.040% 03/13/15 (a)	19,796,000	19,795,736
0.040% 03/18/15 (a)	75,010,000	75,008,583
0.040% 03/20/15 (a)	41,420,000	41,419,126
0.042% 03/13/15 (a)	160,935,000	160,932,747
0.043% 03/18/15 (a)	50,000,000	49,998,985
0.045% 03/11/15 (a)	62,720,000	62,719,216
0.045% 03/13/15 (a)	123,560,000	123,558,147
0.045% 03/18/15 (a)	90,475,000	90,473,077
0.045% 03/20/15 (a)	106,065,000	106,062,481
0.050% 03/18/15 (a)	82,980,000	82,978,041
0.050% 03/19/15 (a)	61,780,000	61,778,455
0.050% 03/20/15 (a)	23,560,000	23,559,378
0.050% 03/27/15	46,385,000	46,385,091
0.060% 03/02/15 (a)	5,380,000	5,379,991
0.060% 04/09/15 (a)	4,985,000	4,984,676
0.060% 04/15/15 (a)	3,815,000	3,814,714
0.068% 04/15/15 (a)	3,045,000	3,044,741
0.070% 03/20/15 (a)	1,245,000	1,244,954
0.070% 04/17/15	63,735,000	63,733,272
0.070% 04/22/15	45,265,000	45,262,987
0.070% 04/23/15	30,130,000	30,129,079
0.070% 04/28/15	157,045,000	157,037,541
0.070% 04/29/15	156,170,000	156,157,455
0.070% 05/01/15 (a)	24,480,000	24,477,096
0.070% 05/15/15 (a)	25,760,000	25,756,243
0.075% 05/13/15 (a)	3,075,000	3,074,532
0.075% 05/22/15 (a)	830,000	829,858
0.080% 03/27/15 (a)	3,870,000	3,869,776
0.080% 05/06/15 (a)	2,905,000	2,904,574
0.080% 05/15/15 (a)	87,130,000	87,115,478
0.080% 06/17/15 (a)	22,716,000	22,710,548
0.085% 03/13/15 (a)	3,000,000	2,999,915
0.090% 03/04/15	12,000,000	12,000,009

See Accompanying Notes to Financial Statements.

3

BofA Government Reserves

February 28, 2015 (Unaudited)

Government & Agency Obligations (continued)

	Par ($)	Value ($)
0.090% 03/13/15 (a)	8,245,000	8,244,753
0.090% 03/26/15	60,515,000	60,515,296
0.090% 04/06/15 (a)	3,280,000	3,279,705
0.090% 05/12/15	43,790,000	43,787,065
0.090% 05/27/15 (a)	1,000,000	999,783
0.090% 06/01/15 (a)	915,000	914,790
0.090% 06/02/15	14,865,000	14,864,424
0.095% 04/24/15 (a)	60,000,000	59,991,450
0.100% 03/03/15 (a)	635,000	634,996
0.100% 03/05/15	2,485,000	2,485,003
0.100% 03/06/15 (a)	1,190,000	1,189,983
0.100% 03/06/15	80,835,000	80,835,225
0.100% 03/09/15	10,460,000	10,459,973
0.100% 03/10/15	48,980,000	48,980,121
0.100% 03/11/15 (a)	2,735,000	2,734,924
0.100% 03/12/15 (a)	575,000	574,982
0.100% 03/13/15 (a)	10,400,000	10,399,653
0.100% 03/18/15 (a)	2,020,000	2,019,905
0.100% 03/20/15 (a)	1,310,000	1,309,931
0.100% 03/25/15 (a)	12,940,000	12,939,137
0.100% 03/27/15 (a)	6,455,000	6,454,534
0.100% 04/01/15 (a)	8,705,000	8,704,250
0.100% 04/24/15 (a)	3,020,000	3,019,547
0.100% 04/28/15 (a)	2,438,000	2,437,607
0.100% 05/12/15	3,450,000	3,449,910
0.100% 05/14/15	11,645,000	11,644,508
0.100% 07/24/15	90,000,000	89,991,730
0.100% 07/27/15	41,645,000	41,642,433
0.105% 03/04/15 (a)	14,095,000	14,094,877
0.110% 03/06/15	8,505,000	8,505,023
0.110% 04/09/15	6,320,000	6,320,207
0.110% 05/01/15	13,700,000	13,699,985
0.110% 05/06/15 (a)	6,960,000	6,958,596
0.110% 06/01/15	20,660,000	20,661,025
0.110% 07/15/15 (a)	28,445,000	28,433,180
0.114% 05/20/15 (03/20/15) (b)(c)	82,930,000	82,929,729
0.120% 03/11/15 (a)	8,187,000	8,186,727
0.120% 03/25/15 (a)	5,875,000	5,874,530
0.120% 04/06/15 (a)	945,000	944,887
0.120% 04/14/15	8,730,000	8,730,205
0.120% 04/22/15 (a)	1,045,000	1,044,819
0.120% 04/24/15 (a)	2,995,000	2,994,461
0.120% 04/29/15 (a)	3,785,000	3,784,256
0.120% 05/01/15	1,640,000	1,640,115
0.120% 05/18/15 (a)	3,500,000	3,499,090
0.120% 05/27/15	855,000	855,000
0.120% 08/03/15	23,075,000	23,073,942
0.125% 04/02/15	33,315,000	33,317,027
0.125% 04/21/15	37,430,000	37,430,386
0.125% 05/01/15	2,250,000	2,250,016
	Par ($)	Value ($)
0.125% 05/21/15	1,315,000	1,315,047
0.125% 05/27/15 (a)	10,095,000	10,091,950
0.125% 05/27/15	1,055,000	1,055,012
0.125% 05/29/15	1,645,000	1,645,024
0.125% 06/02/15	995,000	995,064
0.125% 06/03/15	19,200,000	19,200,625
0.125% 06/04/15	1,550,000	1,550,082
0.125% 06/08/15	3,750,000	3,750,250
0.125% 06/19/15	8,185,000	8,185,624
0.125% 07/02/15	1,315,000	1,314,977
0.125% 07/10/15	2,160,000	2,160,039
0.125% 07/17/15	16,550,000	16,549,524
0.125% 07/29/15	1,315,000	1,314,863
0.125% 11/25/15	330,000	329,468
0.127% 05/26/15 (a)	6,905,000	6,902,905
0.130% 03/12/15	23,250,000	23,250,260
0.130% 04/06/15 (a)	48,625,000	48,618,679
0.130% 04/15/15	25,890,000	25,891,246
0.130% 06/19/15	1,000,000	1,000,046
0.130% 07/31/15 (a)	85,000,000	84,953,344
0.132% 04/16/15 (03/16/15) (b)(c)	13,660,000	13,660,036
0.135% 07/29/15 (a)	13,830,000	13,822,221
0.140% 03/02/15	41,525,000	41,525,056
0.140% 03/06/15 (a)	6,506,000	6,505,873
0.140% 03/11/15 (a)	895,000	894,965
0.140% 03/12/15	15,300,000	15,300,229
0.140% 05/08/15 (a)	1,335,000	1,334,647
0.140% 07/20/15	35,850,000	35,847,999
0.140% 07/22/15	52,225,000	52,221,731
0.140% 07/24/15 (a)	92,628,000	92,575,768
0.145% 07/17/15 (a)	15,450,000	15,441,412
0.150% 03/12/15	1,140,000	1,140,010
0.150% 05/06/15 (a)	4,680,000	4,678,713
0.155% 04/29/15 (a)	8,150,000	8,147,930
0.160% 03/12/15	1,100,000	1,100,013
0.160% 04/21/15 (a)	17,730,000	17,725,981
0.160% 05/01/15 (a)	1,710,000	1,709,536
0.160% 05/08/15 (a)	3,820,000	3,818,846
0.160% 05/18/15 (a)	1,300,000	1,299,549
0.160% 05/19/15 (a)	6,585,000	6,582,688
0.160% 05/22/15 (a)	2,461,000	2,460,103
0.160% 05/27/15 (a)	1,220,000	1,219,528
0.160% 05/29/15 (a)	1,710,000	1,709,324
0.170% 05/20/15 (a)	4,900,000	4,898,149
0.170% 06/30/15	1,140,000	1,140,072
0.170% 07/23/15	20,665,000	20,668,303
0.180% 05/29/15 (a)	4,894,000	4,891,822
0.180% 07/29/15	16,160,000	16,162,076
0.200% 08/12/15	3,060,000	3,060,529
0.200% 08/18/15	6,440,000	6,440,908

See Accompanying Notes to Financial Statements.

4

BofA Government Reserves

February 28, 2015 (Unaudited)

Government & Agency Obligations (continued)

	Par ($)	Value ($)
0.200% 08/19/15 (03/02/15) (b)(c)	795,000	795,151
0.200% 08/25/15	2,305,000	2,305,431
0.210% 04/24/15	24,340,000	24,344,403
0.210% 08/21/15	2,310,000	2,310,539
0.210% 11/30/15	9,000,000	8,996,410
0.220% 08/14/15 (03/02/15) (b)(c)	8,000,000	8,002,230
0.220% 08/19/15 (03/02/15) (b)(c)	560,000	560,159
0.220% 10/07/15 (03/02/15) (b)(c)	635,000	635,192
0.220% 11/23/15	1,800,000	1,799,697
0.225% 12/01/15 (a)	20,696,000	20,660,429
0.230% 11/02/15 (a)	13,535,000	13,513,727
0.240% 11/06/15 (a)	4,100,000	4,093,167
0.240% 11/17/15 (a)	820,000	818,573
0.250% 05/29/15	2,540,000	2,540,875
0.250% 12/09/15	495,000	494,911
0.260% 07/23/15	3,280,000	3,281,292
0.270% 12/08/15 (a)	820,000	818,266
0.270% 12/15/15	16,415,000	16,418,522
0.375% 03/13/15	43,065,000	43,069,163
0.375% 08/28/15	22,435,000	22,458,845
0.440% 08/28/15	660,000	660,909
0.500% 05/22/15	3,390,000	3,392,991
0.500% 06/12/15	6,095,000	6,101,425
0.500% 11/20/15	9,755,000	9,771,184
0.520% 04/06/15	2,995,000	2,996,145
0.540% 05/01/15	1,095,000	1,095,757
0.650% 08/24/15	760,000	761,796
1.400% 11/27/15	4,085,000	4,120,068
2.000% 04/28/15	1,380,000	1,384,302
2.000% 05/27/15	1,000,000	1,004,565
2.375% 12/11/15	15,000,000	15,250,732
2.750% 03/13/15	66,950,000	67,009,668
2.875% 06/12/15	14,550,000	14,664,635
3.500% 03/13/15	2,345,000	2,347,605
4.000% 06/16/15	825,000	834,557
5.000% 12/21/15	9,715,000	10,088,116
5.500% 06/12/15	2,270,000	2,305,021
Tennessee Valley Authority
4.375% 06/15/15	5,093,000	5,155,229
U.S. Government Agencies Total		5,201,163,533
U.S. Government Obligations – 8.7%
U.S. Treasury Bill
0.010% 03/05/15 (d)	112,465,000	112,464,875
0.011% 03/05/15 (d)	11,650,000	11,649,986
	Par ($)	Value ($)
U.S. Treasury Note
0.375% 03/15/15	185,900,000	185,924,489
2.500% 03/31/15	116,054,000	116,288,857
2.500% 04/30/15	101,125,000	101,529,552
U.S. Government Obligations Total		527,857,759
Total Government & Agency Obligations (cost of $5,729,021,292)		5,729,021,292
Total Investments – 94.1% (cost of $5,729,021,292) (e)		5,729,021,292
Other Assets & Liabilities, Net – 5.9%		361,915,770
Net Assets – 100.0%		6,090,937,062

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2015.

(c)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $5,729,021,292.

The following table summarizes the inputs used, as of February 28, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$5,729,021,292	$—	$5,729,021,292
Total Investments	$—	$5,729,021,292	$—	$5,729,021,292

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Agencies	85.4
U.S. Government Obligations	8.7
94.1
Other Assets & Liabilities, Net	5.9
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Government Reserves
February 28, 2015 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	5,729,021,292
	Cash	1,000,551
	Receivable for:
	Investments sold	375,498,000
	Fund shares sold	750
	Interest	5,754,883
	Expense reimbursement due from investment advisor	22,765
	Trustees' deferred compensation plan	17,077
	Prepaid expenses	109,194
	Total Assets	6,111,424,512
Liabilities	Payable for:
	Investments purchased	19,990,703
	Distributions	31,881
	Investment advisory fee	182,226
	Administration fee	177,338
	Pricing and bookkeeping fees	15,554
	Transfer agent fee	15,356
	Trustees' fees	3,056
	Custody fee	14,361
	Chief Compliance Officer expenses	2,763
	Trustees' deferred compensation plan	17,077
	Other liabilities	37,135
	Total Liabilities	20,487,450
	Net Assets	6,090,937,062
Net Assets Consist of	Paid-in capital	6,090,949,971
	Overdistributed net investment income	(27,996)
	Accumulated net realized gain	15,087
	Net Assets	6,090,937,062

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Government Reserves
February 28, 2015 (Unaudited)

Adviser Class Shares	Net assets	$579,309,732
	Shares outstanding	579,357,376
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$3,407,912,016
	Shares outstanding	3,408,203,416
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$79,095,090
	Shares outstanding	79,106,406
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$19,167,455
	Shares outstanding	19,169,145
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$114,420,625
	Shares outstanding	114,430,900
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$651,954
	Shares outstanding	652,044
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$1,356,433
	Shares outstanding	1,356,552
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$135,884,651
	Shares outstanding	135,896,840
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,753,139,106
	Shares outstanding	1,753,292,459
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Government Reserves
For the Six Months Ended February 28, 2015 (Unaudited)

		($)
Investment Income	Interest	2,565,745
Expenses	Investment advisory fee	4,459,776
	Administration fee	2,903,184
	Distribution fee:
	Daily Class Shares	187,814
	Investor Class Shares	780
	Investor II Class Shares	744
	Service fee:
	Adviser Class Shares	670,119
	Daily Class Shares	134,153
	Investor Class Shares	1,950
	Investor II Class Shares	1,860
	Liquidity Class Shares	199,600
	Shareholder administration fee:
	Institutional Class Shares	24,140
	Investor II Class Shares	744
	Trust Class Shares	870,092
	Transfer agent fee	60,259
	Pricing and bookkeeping fees	85,403
	Trustees' fees	31,280
	Custody fee	41,599
	Chief Compliance Officer expenses	8,273
	Other expenses	296,289
	Total Expenses	9,978,059
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(5,618,026)
	Fees waived by distributor:
	Adviser Class Shares	(669,419)
	Daily Class Shares	(321,910)
	Institutional Class Shares	(24,117)
	Investor Class Shares	(2,732)
	Investor II Class Shares	(3,347)
	Liquidity Class Shares	(199,672)
	Trust Class Shares	(870,451)
	Net Expenses	2,268,385
	Net Investment Income	297,360
	Net realized gain on investments	15,087
	Net Increase Resulting from Operations	312,447

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Government Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2015 ($)	Year Ended August 31, 2014 ($)
Operations	Net investment income	297,360	597,021
	Net realized gain on investments	15,087	44,310
	Net increase resulting from operations	312,447	641,331
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(26,803)	(46,548)
	Capital Class Shares	(163,115)	(305,405)
	Daily Class Shares	(5,366)	(18,723)
	Institutional Capital Shares	(877)	(28,498)
	Institutional Class Shares	(6,036)	(7,697)
	Investor Class Shares	(78)	(351)
	Investor II Class Shares	(74)	(163)
	Liquidity Class Shares	(7,986)	(12,092)
	Trust Class Shares	(87,025)	(197,260)
	Total distributions to shareholders	(297,360)	(616,737)
	Net Capital Stock Transactions	490,320,733	(516,236,938)
	Total increase (decrease) in net assets	490,335,820	(516,212,344)
Net Assets	Beginning of period	5,600,601,242	6,116,813,586
	End of period	6,090,937,062	5,600,601,242
	Overdistributed net investment income at end of period	(27,996)	(27,996)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Government Reserves

  Capital Stock Activity

	(Unaudited) Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	1,724,494,550	1,724,494,550	2,918,361,932	2,918,361,932
Distributions reinvested	1,979	1,979	3,728	3,728
Redemptions	(1,605,581,183)	(1,605,581,183)	(2,875,533,504)	(2,875,533,504)
Net increase	118,915,346	118,915,346	42,832,156	42,832,156
Capital Class Shares
Subscriptions	7,437,197,746	7,437,197,746	9,680,252,071	9,680,252,071
Distributions reinvested	93,399	93,399	189,010	189,010
Redemptions	(6,938,749,298)	(6,938,749,298)	(10,416,922,734)	(10,416,922,734)
Net increase (decrease)	498,541,847	498,541,847	(736,481,653)	(736,481,653)
Daily Class Shares
Subscriptions	171,591,775	171,591,775	423,633,023	423,633,023
Distributions reinvested	—	—	2	2
Redemptions	(306,422,522)	(306,422,522)	(272,426,198)	(272,426,198)
Net increase (decrease)	(134,830,747)	(134,830,747)	151,206,827	151,206,827
Institutional Capital Shares
Subscriptions	1,996,544	1,996,544	1,050,813,998	1,050,813,998
Distributions reinvested	1	1	23,673	23,673
Redemptions	(48,514)	(48,514)	(1,033,685,072)	(1,033,685,072)
Net increase	1,948,031	1,948,031	17,152,599	17,152,599
Institutional Class Shares
Subscriptions	227,956,672	227,956,672	426,395,943	426,395,943
Distributions reinvested	5,962	5,962	7,480	7,480
Redemptions	(206,177,567)	(206,177,567)	(379,742,760)	(379,742,760)
Net increase	21,785,067	21,785,067	46,660,663	46,660,663
Investor Class Shares
Subscriptions	8,436,967	8,436,967	26,061,787	26,061,787
Distributions reinvested	33	33	26	26
Redemptions	(9,440,708)	(9,440,708)	(28,616,292)	(28,616,292)
Net decrease	(1,003,708)	(1,003,708)	(2,554,479)	(2,554,479)
Investor II Class Shares
Subscriptions	20,738	20,738	1,695,742	1,695,742
Distributions reinvested	41	41	109	109
Redemptions	(478,533)	(478,533)	(1,287,893)	(1,287,893)
Net increase (decrease)	(457,754)	(457,754)	407,958	407,958
Liquidity Class Shares
Subscriptions	307,299,641	307,299,641	833,068,409	833,068,409
Distributions reinvested	7,986	7,986	12,071	12,071
Redemptions	(341,825,848)	(341,825,848)	(802,266,319)	(802,266,319)
Net increase (decrease)	(34,518,221)	(34,518,221)	30,814,161	30,814,161
Trust Class Shares
Subscriptions	2,504,439,960	2,504,439,960	3,561,602,601	3,561,602,601
Distributions reinvested	137	137	336	336
Redemptions	(2,484,499,225)	(2,484,499,225)	(3,627,878,107)	(3,627,878,107)
Net increase (decrease)	19,940,872	19,940,872	(66,275,170)	(66,275,170)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.08%		0.11	%(k)	0.11	%(k)	0.16	%(k)	0.16	%(k)
Waiver/Reimbursement	0.44	%(j)	0.44%		0.41%		0.41%		0.35%		0.35%
Net investment income	0.01	%(j)	0.01%		0.01	%(k)	—	%(i)(k)	—	%(i)(k)	—	(k)
Net assets, end of period (000s)	$579,310		$460,390		$417,569		$321,056		$393,326		$696,992

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—		—		—
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.01%		0.01%		0.00	%(j)	0.00	%(j)	0.00	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(k)	0.08%		0.11	%(l)	0.11	%(l)	0.15	%(l)	0.16	%(l)
Waiver/Reimbursement	0.19	%(k)	0.19%		0.16%		0.16%		0.11%		0.10%
Net investment income	0.01	%(k)	0.01%		0.01	%(l)	—	%(j)(l)	—	%(j)(l)	—	%(j)(l)
Net assets, end of period (000s)	$3,407,912		$2,909,385		$3,645,814		$3,784,266		$3,502,524		$5,188,621

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.08%		0.11	%(k)	0.11	%(k)	0.16	%(k)	0.16	%(k)
Waiver/Reimbursement	0.79	%(j)	0.79%		0.75%		0.76%		0.70%		0.70%
Net investment income	0.01	%(j)	0.01%		0.01	%(k)	—	%(i)(k)	—	%(i)(k)	—	(k)
Net assets, end of period (000s)	$79,095		$213,917		$62,724		$75,176		$106,178		$469,892
(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2015		2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—		—		—
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.01%		0.01%		0.00	%(j)	0.00	%(j)	0.00	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(k)	0.08%		0.14	%(l)(m)	0.11	%(l)	0.16	%(l)	0.16	%(l)
Waiver/Reimbursement	0.19	%(k)	0.19%		0.13%		0.15%		0.10%		0.10%
Net investment income	0.01	%(k)	0.01%		0.01	%(l)	0.01	%(l)	—	%(j)(l)	—	%(j)(l)
Net assets, end of period (000s)	$19,167		$17,219		$69		$75,480		$36,981		$97,318

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.08%		0.11	%(k)	0.11	%(k)	0.16	%(k)	0.16	%(k)
Waiver/Reimbursement	0.23	%(j)	0.23%		0.19%		0.20%		0.14%		0.14%
Net investment income	0.01	%(j)	0.01%		0.01	%(k)	—	%(i)(k)	—	%(i)(k)	—	(k)
Net assets, end of period (000s)	$114,421		$92,637		$45,979		$213,568		$527,276		$1,096,358

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.07	%(j)(k)	0.08%		0.11	%(l)	0.11	%(l)	0.16	%(l)	0.16	%(l)
Waiver/Reimbursement	0.54	%(j)	0.54%		0.51%		0.51%		0.45%		0.45%
Net investment income	0.01	%(j)	0.01%		0.01	%(l)	—	%(i)(l)	—	%(i)(l)	—	(l)
Net assets, end of period (000s)	$652		$1,656		$4,210		$4,557		$7,866		$17,681

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor II Class Shares	2015		2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—		—		—
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.01%		0.01%		0.00	%(j)	0.00	%(j)	0.00	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(k)	0.08%		0.11	%(l)	0.11	%(l)	0.15	%(l)	0.16	%(l)
Waiver/Reimbursement	0.64	%(k)	0.64%		0.61%		0.61%		0.56%		0.55%
Net investment income	0.01	%(k)	0.01%		0.01	%(l)	—	%(j)(l)	—	%(j)(l)	—	(l)
Net assets, end of period (000s)	$1,356		$1,814		$1,406		$1,729		$1,432		$1,943

(a)  After the close of business on September 30, 2011, Class A Shares were renamed Investor II Class Shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(d)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.08%		0.11	%(k)	0.11	%(k)	0.15	%(k)	0.16	%(k)
Waiver/Reimbursement	0.44	%(j)	0.44%		0.41%		0.41%		0.36%		0.35%
Net investment income	0.01	%(j)	0.01%		0.01	%(k)	—	%(i)(k)	—	%(i)(k)	—	(k)
Net assets, end of period (000s)	$135,885		$170,399		$139,587		$142,671		$156,846		$275,844

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%		0.01%		0.00	%(i)	0.00	%(i)	0.00	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.08%		0.11	%(k)	0.11	%(k)	0.15	%(k)	0.16	%(k)
Waiver/Reimbursement	0.29	%(j)	0.29%		0.26%		0.26%		0.21%		0.20%
Net investment income	0.01	%(j)	0.01%		0.01	%(k)	—	%(i)(k)	—	%(i)(k)	—	(k)
Net assets, end of period (000s)	$1,753,139		$1,733,185		$1,799,454		$1,924,215		$1,809,236		$1,575,967

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Government Reserves
February 28, 2015 (Unaudited)

Note 1. Organization

BofA Government Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

20

BofA Government Reserves, February 28, 2015 (Unaudited)

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

21

BofA Government Reserves, February 28, 2015 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	$616,737

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2015, the Fund's annualized effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2015, the annualized effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and

22

BofA Government Reserves, February 28, 2015 (Unaudited)

bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined

23

BofA Government Reserves, February 28, 2015 (Unaudited)

Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2017	2016	2015	recovery	ended 02/28/2015
$3,894,941	$4,126,445	$4,148,892	$12,170,278	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

24

BofA Government Reserves, February 28, 2015 (Unaudited)

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2015, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

25

BofA Government Reserves, February 28, 2015 (Unaudited)

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

26

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 9, 2014, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

The Board's Contracts Review Committee met on multiple occasions prior to the December meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. In addition, in preparation for the December meeting, the Board met in September 2014 to review and discuss the materials and information described below. The Board also received performance and other reports at its quarterly meetings throughout the year and considered factors and information relevant to its annual consideration of the Advisory Agreement at each meeting. As part of its review process, the Board considered BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf relating to the Advisory Agreements, other services provided by BoAA and its affiliates and the overall fees paid by the Funds, including fees paid to financial intermediaries. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as the market environment in which the Funds operate and amendments to the regulatory requirements applicable to money market funds. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. As part of its review, the Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA, as well as the infrastructure and support staff in place to assist in the management of the Funds.

27

In addition, the Board considered the investment, operational and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year. The Board also considered that each Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board noted recent amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission on July 23, 2014 with compliance dates in 2015 and 2016. The Board considered BoAA's expertise in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its ability to manage the Funds in accordance with the recent amendments.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, supervisory and compliance personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers offering administrative, transfer agency and other services.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual

Management Fee Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Board noted that BoAA had voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and may be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds ("Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking

28

for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Government Reserves, the Board noted that the Fund's Contractual Management Fee Rate, Actual Management Fee Rate and total expense ratio were each above the median range of its Peer Group.

The Board generally noted other relevant factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, with respect to BofA Government Reserves, the Board noted that the net return investment performance of certain classes of the Fund was below the median range of its Universe (meaning that the Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's

Universe, the Board, in considering the re-approval of the Advisory Agreement for such Fund, generally noted other relevant factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate, Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of BoAA and certain affiliates. The Board received and considered information regarding the allocation methodologies and estimates used in determining profitability. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds, including further investments in personnel and

29

technology associated with the management, operations and compliance services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients with investment strategies similar to those of the Funds, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the significantly greater services provided to and increased costs, risks and regulatory requirements associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationships with the Funds. Such benefits include, among others, benefits attributable to BoAA's and its affiliates' relationships with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year, including at each of its quarterly meetings.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

30

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888-331-0904
Institutional Investors: 800-353-0828

BofA Government Reserves

Semiannual Report, February 28, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-GOVT-0415

BofA Funds

Semiannual Report

February 28, 2015

•  BofA Connecticut Municipal Reserves

•  BofA Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	3
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	21
Board Consideration and Re-Approval of Investment Advisory Agreement	28
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Connecticut Municipal Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

09/01/14 – 02/28/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.30	0.50	0.50	0.10
Investor Class Shares	1,000.00	1,000.00	1,000.20	1,024.25	0.55	0.55	0.11
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,024.30	0.50	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – BofA Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/14 – 02/28/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.25	0.55	0.55	0.11
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.25	0.55	0.55	0.11
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.30	0.50	0.50	0.10 (a)

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

2

Investment Portfolio – BofA Connecticut Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds – 94.0%
	Par ($)	Value ($)
Connecticut – 82.9%
CT Branford
Series 2011
4.000% 02/01/16	400,000	413,165
CT Darien
Series 2014
1.000% 09/09/15	925,000	928,884
CT Development Authority
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.150% 05/01/21 (03/05/15) (a)(b)	695,000	695,000
RK Bradley Associates LP,
Bradley Airport Hotel, Series 2006, LOC: TD Bank N.A.: 0.020% 12/01/28 (03/05/15) (a)(b)	1,900,000	1,900,000
CT East Lyme
Series 2014
1.000% 07/23/15	750,000	752,569
CT Glastonbury
Series 2014
1.000% 11/09/15	445,000	447,150
CT Groton
Series 2014 A
2.000% 04/01/15	630,000	630,945
CT Health & Educational Facilities Authority
CIL Community Resources,
Series 2011 A, LOC: HSBC Bank USA N.A. 0.020% 07/01/41 (03/05/15) (a)(b)	1,890,000	1,890,000
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.020% 07/01/34 (03/05/15) (a)(b)	3,000,000	3,000,000
Hospital for Special Care,
Series 2010 E, LOC: Federal Home Loan Bank 0.020% 07/01/37 (03/05/15) (a)(b)	2,090,000	2,090,000

	Par ($)	Value ($)
Lawrence & Mem Corp. Oblig.,
Series 2013 H, LOC: TD Bank N.A. 0.020% 07/01/34 (03/04/15) (a)(b)	2,400,000	2,400,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A. 0.020% 07/01/30 (03/05/15) (a)(b)	2,300,000	2,300,000
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.050% 07/01/30 (03/04/15) (a)(b)	4,200,000	4,200,000
Wesleyan University,
Series 2010 H 0.010% 07/01/40 (03/05/15) (b)(c)	2,000,000	2,000,000
Westover School,
Series 2007 B, LOC: TD Bank N.A. 0.020% 07/01/30 (03/05/15) (a)(b)	1,460,000	1,460,000
Yale University:
Series 2001 V-1, 0.010% 07/01/36 (03/02/15) (b)(c)	1,900,000	1,900,000
Series 2005 Y-2, 0.010% 07/01/35 (03/02/15) (b)(c)	1,330,000	1,330,000
Series 2005 Y-3, 0.010% 07/01/35 (03/02/15) (b)(c)	540,000	540,000
Yale-New Haven Hospital Oblig,
Series 2014 C LOC: JPMorgan Chase Bank N.A. 0.010% 07/01/25 (03/04/15) (a)(b)	2,500,000	2,500,000
CT Housing Finance Authority
Series 2014 D2, AMT:
0.200% 05/15/15	650,000	650,000
0.300% 11/15/15	690,000	690,000
MERLOTS,
Series 2007 C90, AMT, SPA: Wells Fargo Bank N.A. 0.070% 11/15/15 (03/04/15) (a)(b)(d)	1,050,000	1,050,000

See Accompanying Notes to Financial Statements.

3

BofA Connecticut Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2009 C2
SPA: JPMorgan Chase Bank N.A. 0.030% 11/15/36 (03/02/15) (a)(b)	1,375,000	1,375,000
Series 2011 C1,
SPA: Barclays Bank PLC 0.020% 05/15/35 (03/05/15) (a)(b)	1,000,000	1,000,000
Series 2011 E-3,
SPA: Bank Tokyo-Mitsubishi UFJ 0.020% 11/15/41 (03/05/15) (a)(b)	2,000,000	2,000,000
Series 2015 A
0.150% 11/15/15	1,490,000	1,489,677
CT JPMorgan Chase Putters/Drivers Trust
Series 2014
LIQ FAC: JPMorgan Chase Bank N.A. 0.030% 10/15/20 (03/02/15) (a)(b)(d)	1,495,000	1,495,000
CT Milford
Series 2014
2.000% 11/01/15	305,000	308,367
CT Shelton
Series 2010 B
2.000% 08/01/15	1,000,000	1,007,548
Series 2014
1.000% 07/31/15	700,000	702,391
CT Simsbury
Series 2011 B
2.000% 01/15/16	805,000	816,967
CT Southington
Series 2015
1.000% 09/01/15 (e)	865,000	868,270
CT Special Tax Revenue
Series 2004 A
Pre-refunded 07/01/15 Escrowed in U.S. Treasuries 5.000% 07/01/21	500,000	507,910
Series 2004
Pre-refunded 07/01/15, Insured: AMBAC 5.000% 07/01/20	1,500,000	1,524,171
Series 2013,
LIQ FAC: Citibank N.A. 0.020% 01/01/21 (03/05/15) (a)(b)(d)	2,000,000	2,000,000

	Par ($)	Value ($)
CT Stafford
Series 2014
1.000% 08/04/15	2,000,000	2,006,991
CT State
Series 2007 B
5.000% 05/01/15	270,000	272,218
Series 2007 C
5.000% 06/01/15	500,000	506,012
Connecticut Total		51,648,235
Missouri – 2.9%
MO Health & Educational Facilities Authority
BJC Healthcare Obligated Group,
Series 2008 D 0.010% 05/15/38 (03/05/15) (b)(c)	1,800,000	1,800,000
Missouri Total		1,800,000
Puerto Rico – 7.4%
PR Highways & Transportation Authority
Series 2005 K
Pre-refunded 07/01/15, Escrowed in U.S. Treasuries 5.000% 07/01/45	1,000,000	1,016,123
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.220% 09/01/15 (03/05/15) (a)(b)(d)	3,570,000	3,570,000
Puerto Rico Total		4,586,123
Texas – 0.8%
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures,
ExxonMobil Project, Series 2012, GTY AGMT: Exxon Mobile Corp., 0.010% 05/01/46 (03/02/15) (a)(b)	500,000	500,000
Texas Total		500,000
Total Municipal Bonds (cost of $58,534,358)		58,534,358

See Accompanying Notes to Financial Statements.

4

BofA Connecticut Municipal Reserves

February 28, 2015 (Unaudited)

Closed-End Investment Company – 6.0%
	Par ($)	Value ($)
Other – 6.0%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.100% 12/01/40 (03/05/15) (a)(b)(d)	3,750,000	3,750,000
Other Total		3,750,000
Total Closed-End Investment Company (cost of $3,750,000)		3,750,000
Total Investments – 100.0% (cost of $62,284,358) (f)		62,284,358
Other Assets & Liabilities, Net – 0.0%		(20,877)
Net Assets – 100.0%		62,263,481

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities, which are not illiquid, amounted to $11,865,000 or 19.1% of net assets for the Fund.

(e)  Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)  Cost for federal income tax purposes is $62,284,358.

The following table summarizes the inputs used, as of February 28, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$58,534,358	$—	$58,534,358
Total Closed-End Investment Company	—	3,750,000	—	3,750,000
Total Investments	$—	$62,284,358	$—	$62,284,358

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	94.0
Closed-End Investment Company	6.0
100.0
Other Assets & Liabilities, Net	0.0
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
DRIVERs	Derivative Inverse Tax-Exempt Receipts
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts – Liquidity Optional Tender Series
PUTTERs	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Investment Portfolio – BofA Massachusetts Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds – 93.6%
	Par ($)	Value ($)
Massachusetts – 86.9%
MA Arlington
Series 2014
4.000% 11/01/15	1,123,000	1,151,129
MA Barclays Capital Municipal Trust Receipts
Harvard University,
Series 2010, LIQ FAC: Barclays Bank PLC 0.040% 12/15/34 (03/05/15) (a)(b)(c)	1,000,000	1,000,000
MA Barnstable
Series 2011
3.000% 06/15/15	500,000	504,088
MA Bay Transportation Authority
LOC: Sumitomo Mitsui Banking
0.030% 03/10/15	2,000,000	2,000,000
MA BB&T Municipal Trust
Massachusetts State Water Resources,
Series 2007 B, LIQ FAC: Branch Banking & Trust 0.030% 02/01/29 (03/05/15) (a)(b)	1,700,000	1,700,000
MA Billerica
Series 2013 A
3.000% 05/15/15	1,365,000	1,372,751
MA Boston
Series 2011 A
5.000% 04/01/15	890,000	893,650
Series 2011 D
4.000% 04/01/15	500,000	501,650
MA Clipper Tax-Exempt Certificate Trust
MA Bay Transportation Authority
Series 2007 LIQ FAC: State Street Bank & Trust Co. 0.050% 11/01/26 (03/05/15) (a)(b)	6,000,000	6,000,000
MA Development Finance Agency
Babson College,
Series 2008 A, LOC: FHLB 0.010% 10/01/32 (03/05/15) (a)(b)	1,925,000	1,925,000

	Par ($)	Value ($)
Bancroft Schools & Communities,
Series 2001, LOC: TD Bank N.A. 0.020% 09/01/31 (03/05/15) (a)(b)	3,835,000	3,835,000
Beth Israel Deaconess Medical,
Series 2011 B, LOC: M&T Bank 0.040% 06/01/41 (03/05/15) (a)(b)	6,360,000	6,360,000
MA Easton
Series 2006
5.000% 08/01/15	600,000	612,068
MA Falmouth
Series 2014 A
1.000% 07/15/15	1,254,000	1,257,790
MA Greater Lowell Regional Vocational Technical School District
Series 2014
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 2.000% 06/01/15	494,000	496,156
MA Hanover
Series 2014
1.000% 09/11/15	1,476,698	1,482,805
MA Haverhill
Series 2014
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 09/01/15	1,500,000	1,505,732
MA Health & Educational Facilities Authority
Harvard University,
Series 1999 R, 0.010% 11/01/49 (03/02/15) (b)(d)	2,700,000	2,700,000
Mass Institute of Tech,
Series 2001 J1 0.010% 07/01/31 (03/05/15) (b)(d)	3,500,000	3,500,000
Partners Healthcare Systems,
Series 2009 I-2 SPA: U.S. Bank N.A. 0.010% 07/01/44 (03/05/15) (a)(b)	3,000,000	3,000,000
The Children's Hospital Corp.,
Series 2010 N3 LOC: U.S. Bank N.A. 0.010% 10/01/38 (03/04/15) (a)(b)	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.

6

BofA Massachusetts Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Tufts University,
Series 2008 N-2, SPA: Wells Fargo Bank N.A. 0.020% 08/15/34 (03/02/15) (a)(b)	2,800,000	2,800,000
Wellesley College,
Series 1999 G, 0.020% 07/01/39 (03/02/15) (b)(d)	4,585,000	4,585,000
MA Holliston
Series 2014
1.000% 05/22/15	670,000	671,004
MA Housing Finance Agency
ROCS RRII R 11928,
Series 2011, AMT, LIQ FAC: Citibank N.A. 0.070% 06/01/36 (03/05/15) (a)(b)(c)	2,695,000	2,695,000
MA Industrial Finance Agency
120 Chestnut Street LP,
Series 1992, LOC: Sumitomo Mitsui Banking 0.020% 08/01/26 (03/04/15) (a)(b)	2,475,000	2,475,000
Governor Dummer Academy,
Series 1996, LOC: TD Bank N.A. 0.020% 07/01/26 (03/05/15) (a)(b)	2,000,000	2,000,000
Nova Realty Trust,
Series 1994, LOC: TD Bank N.A. 0.020% 12/01/24 (03/05/15) (a)(b)	2,900,000	2,900,000
MA Lawrence
Series 2014 A
DPCE: Massachusetts Qualified Bond Program (Chapter 44A): 1.000% 06/01/15	3,000,000	3,005,270
1.000% 12/01/15	2,000,000	2,010,653
Series 2014
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 03/01/15	2,000,000	2,000,000
MA Leominster
Series 2014
1.000% 06/26/15	1,000,000	1,002,558

	Par ($)	Value ($)
MA Mansfield
Series 2014
1.000% 10/23/15	1,725,000	1,733,455
MA Needham
Series 2014
2.000% 05/15/15	572,000	574,068
MA Newton
Series 2015
2.000% 11/01/15	910,000	920,970
MA North Reading
Series 2014
5.000% 05/15/15	306,000	308,949
MA Port Authority
0.070% 05/07/15	3,000,000	3,000,000
MA RBC Municipal Products, Inc. Trust
Series 2012 E-38,
LOC: Royal Bank of Canada 0.030% 01/01/16 (03/05/15) (a)(b)(c)	12,530,000	12,530,000
MA Rockland
DPCE: Massachusetts Qualified
Bond Program (Chapter 44A) 2.000% 03/01/15	735,000	735,000
MA Salisbury
Series 2014 A,
1.000% 03/25/15	2,000,000	2,001,093
MA University of Massachusetts Building Authority
0.070% 05/07/15	2,350,000	2,350,000
Series 2011 1,
SPA: Wells Fargo Bank N.A. 0.010% 11/01/34 (03/04/15) (a)(b)	3,500,000	3,500,000
MA Walpole
Series 2014
0.500% 11/13/15	774,872	775,958
MA Water Resources Authority
Series 2002 C,
LOC: Landesbank Hessen-Thüringen 0.010% 08/01/20 (03/02/15) (a)(b)	525,000	525,000
Series 2008 E,
SPA: JPMorgan Chase Bank 0.020% 08/01/37 (03/05/15) (a)(b)	6,530,000	6,530,000

See Accompanying Notes to Financial Statements.

7

BofA Massachusetts Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Westfield
Series 2014
2.000% 03/01/15	2,095,000	2,095,000
MA Worcester
Series 2014 C
2.000% 08/15/15	735,000	740,711
Massachusetts Total		110,262,508
Mississippi – 0.5%
MS Business Finance Corp.
Chevron U.S.A., Inc.,
Series 2010 F, GTY AGMT: Chevron Corp. 0.010% 12/01/30 (03/04/15) (a)(b)	625,000	625,000
Mississippi Total		625,000
Puerto Rico – 6.2%
PR Highways & Transportation Authority
Series 2005 K
Pre-refunded 07/01/15, Escrowed in U.S. Treasuries 5.000% 07/01/45	2,000,000	2,032,245
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.220% 09/01/15 (03/05/15) (a)(b)(c)	2,320,000	2,320,000
PR RIB Floater Trust
Series 2014 4WE,
LOC: Barclays Bank PLC 0.420% 06/30/15 (03/05/15) (a)(b)(c)	3,500,000	3,500,000
Puerto Rico Total		7,852,245
Total Municipal Bonds (cost of $118,739,753)		118,739,753
Closed-End Investment Company – 6.3%
	Par ($)	Value ($)
Other – 6.3%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.100% 12/01/40 (03/05/15) (a)(b)(c)	8,000,000	8,000,000
Other Total		8,000,000
Total Closed-End Investment Company (cost of $8,000,000)		8,000,000
Total Investments – 99.9% (cost of $126,739,753) (e)		126,739,753
Other Assets & Liabilities, Net – 0.1%		178,665
Net Assets – 100.0%		126,918,418

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities, which are not illiquid, amounted to $30,045,000 or 23.7% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(e)  Cost for federal income tax purposes is $126,739,753.

The following table summarizes the inputs used, as of February 28, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$118,739,753	$—	$118,739,753
Total Closed-End Investment Company	—	8,000,000	—	8,000,000
Total Investments	$—	$126,739,753	$—	$126,739,753

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

See Accompanying Notes to Financial Statements.

8

BofA Massachusetts Municipal Reserves

February 28, 2015 (Unaudited)

For the six months ended February 28, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	93.6
Closed-End Investment Company	6.3
99.9
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

9

Statements of Assets and Liabilities – BofA Money Market Funds
February 28, 2015 (Unaudited)

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	62,284,358	126,739,753
Cash	322,736	10,906
Receivable for:
Investments sold	500,018	—
Interest	75,878	223,191
Expense reimbursement due from investment advisor	17,984	17,806
Trustees' deferred compensation plan	3,748	4,472
Prepaid expenses	1,188	2,651
Other assets	1,911	722
Total Assets	63,207,821	126,999,501
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	868,270	—
Distributions	—	4
Investment advisory fee	1,492	4,498
Pricing and bookkeeping fees	4,423	5,223
Transfer agent fee	1,301	1,320
Trustees' fees	2,055	2,089
Audit fee	21,047	21,046
Legal fee	34,026	34,026
Custody fee	917	1,176
Chief Compliance Officer expenses	1,211	1,232
Trustees' deferred compensation plan	3,748	4,472
Other liabilities	5,850	5,997
Total Liabilities	944,340	81,083
Net Assets	62,263,481	126,918,418
Net Assets Consist of
Paid-in capital	62,263,481	126,918,418
Net Assets	62,263,481	126,918,418
Capital Class Shares
Net assets	$61,429,412	$119,996,773
Shares outstanding	61,426,183	119,991,092
Net asset value per share	$1.00	$1.00
Investor Class Shares
Net assets	$575,628	$1,017,358
Shares outstanding	575,598	1,017,314
Net asset value per share	$1.00	$1.00
Trust Class Shares
Net assets	$258,441	$5,904,287
Shares outstanding	258,428	5,904,109
Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

10

Statements of Operations – BofA Money Market Funds
For the Six Months Ended February 28, 2015 (Unaudited)

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Investment Income
Interest	30,354	66,029
Expenses
Investment advisory fee	43,470	92,989
Administration fee	5,633	33,694
Distribution fee:
Investor Class Shares	298	499
Service fee:
Investor Class Shares	746	1,248
Shareholder administration fee:
Trust Class Shares	222	1,470
Transfer agent fee	2,889	3,287
Pricing and bookkeeping fees	24,912	30,477
Trustees' fees	14,560	14,759
Custody fee	2,082	2,871
Audit fee	21,797	21,797
Legal fees	52,769	52,769
Chief Compliance Officer expenses	3,652	3,700
Other expenses	20,577	21,743
Total Expenses	193,607	281,303
Fees waived or expenses reimbursed by investment advisor and/or administrator	(161,986)	(212,055)
Fees waived by distributor:
Investor Class Shares	(1,046)	(1,746)
Trust Class Shares	(221)	(1,473)
Net Expenses	30,354	66,029
Net Investment Income	—	—
Net Increase Resulting from Operations	—	—

See Accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets – BofA Money Market Funds

Increase (Decrease) in Net Assets	BofA Connecticut Municipal Reserves		BofA Massachusetts Municipal Reserves
	(Unaudited) Six Months Ended February 28, 2015 ($)	Year Ended August 31, 2014 ($)	(Unaudited) Six Months Ended February 28, 2015 ($)	Year Ended August 31, 2014 ($)
Operations
Net investment income	—	—	—	—
Net realized gain on investments	—	14,445	—	12,788
Net increase resulting from operations	—	14,445	—	12,788
Distributions to Shareholders
From net investment income:
Capital Class Shares	—	(14,536)	—	(26,302)
Investor Class Shares	—	(451)	—	(240)
Trust Class Shares	—	(33)	—	(122)
From net realized gains:
Capital Class Shares	(14,215)	—	(12,404)	(3,707)
Investor Class Shares	(90)	—	(97)	(34)
Trust Class Shares	(140)	—	(287)	(16)
Total distributions to shareholders	(14,445)	(15,020)	(12,788)	(30,421)
Net Capital Stock Transactions	3,797,280	(13,011,913)	(5,155,510)	(19,187,612)
Total increase (decrease) in net assets	3,782,835	(13,012,488)	(5,168,298)	(19,205,245)
Net Assets
Beginning of period	58,480,646	71,493,134	132,086,716	151,291,961
End of period	62,263,481	58,480,646	126,918,418	132,086,716
Undistributed net investment income at end of period	—	—	—	—

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets (continued) – BofA Connecticut
Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	52,749,344	52,749,344	110,812,777	110,812,777
Distributions reinvested	81	81	91	91
Redemptions	(48,256,762)	(48,256,762)	(122,894,548)	(122,894,548)
Net increase (decrease)	4,492,663	4,492,663	(12,081,680)	(12,081,680)
Investor Class Shares
Subscriptions	5,991,607	5,991,607	8,979,693	8,979,693
Distributions reinvested	37	37	—	—
Redemptions	(6,461,082)	(6,461,082)	(10,248,955)	(10,248,955)
Net decrease	(469,438)	(469,438)	(1,269,262)	(1,269,262)
Trust Class Shares
Subscriptions	889,185	889,185	2,613,728	2,613,728
Distributions reinvested	43	43	—	—
Redemptions	(1,115,173)	(1,115,173)	(2,274,699)	(2,274,699)
Net increase (decrease)	(225,945)	(225,945)	339,029	339,029

See Accompanying Notes to Financial Statements.

13

Statements of Changes in Net Assets (continued) – BofA Massachusetts
Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	99,872,458	99,872,458	248,924,312	248,924,312
Distributions reinvested	193	193	456	456
Redemptions	(109,671,020)	(109,671,020)	(264,560,625)	(264,560,625)
Net decrease	(9,798,369)	(9,798,369)	(15,635,857)	(15,635,857)
Investor Class Shares
Subscriptions	312,776	312,776	451,016	451,016
Distributions reinvested	27	27	—	—
Redemptions	(293,583)	(293,583)	(471,251)	(471,251)
Net increase (decrease)	19,220	19,220	(20,235)	(20,235)
Trust Class Shares
Subscriptions	27,617,947	27,617,947	11,643,432	11,643,432
Distributions reinvested	27	27	—	—
Redemptions	(22,994,335)	(22,994,335)	(15,174,952)	(15,174,952)
Net increase (decrease)	4,623,639	4,623,639	(3,531,520)	(3,531,520)

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	0.001		0.001		0.001
Net realized gain (loss) on investments	—		—	(d)	—		—		—		—
Total from investment operations	—		—	(d)	—	(d)	0.001		0.001		0.001
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	(0.001)		(0.001)		(0.001)
From net realized gains	—	(d)	—		—		—		—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	(0.001)		(0.001)		(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.02	%(g)	0.02%		0.05%		0.11%		0.11%		0.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.10	%(h)	0.14%		0.18	%(i)	0.20	%(i)	0.20	%(i)	0.20	%(i)
Waiver/Reimbursement	0.56	%(h)	0.48%		0.42%		0.32%		0.37%		0.16%
Net investment income	—		—		0.02	%(i)	0.04	%(i)	0.11	%(i)	0.13	%(i)
Net assets, end of period (000s)	$61,429		$56,951		$69,033		$94,404		$98,206		$110,239

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(c)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(b)	—
Net realized gain (loss) on investments	—		—	(b)	—		—
Total from investment operations	—		—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—		—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—		—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.02	%(e)	0.02%		0.03%		0.06	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.11	%(f)	0.15%		0.21	%(g)	0.25	%(f)(g)
Waiver/Reimbursement	0.90	%(f)	0.83%		0.73%		0.61	%(f)
Net investment income	—		—		—	%(g)(h)	—	(g)
Net assets, end of period (000s)	$576		$1,045		$2,315		$9,228

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(b)	—
Net realized gain (loss) on investments	—		—	(b)	—		—
Total from investment operations	—		—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—		—	(b)	—	(b)	—
From net realized gains	—	(b)	—		—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.02	%(e)	0.02%		0.03%		0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.10	%(f)	0.14%		0.20	%(g)	0.23	%(f)(g)
Waiver/Reimbursement	0.65	%(f)	0.57%		0.54%		0.37	%(f)
Net investment income	—		—		—	%(g)(h)	—	(g)
Net assets, end of period (000s)	$258		$485		$145		$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	0.001		0.001		0.001
Net realized gain (loss) on investments	—		—	(d)	—		—		—		—
Total from investment operations	—		—	(d)	—	(d)	0.001		0.001		0.001
Less Distributions to Shareholders:
From net investment income	—		—	(d)	—	(d)	(0.001)		(0.001)		(0.001)
From net realized gains	—	(d)	—	(d)	—		—		—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	(0.001)		(0.001)		(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01	%(g)	0.02%		0.04	%(h)	0.07%		0.12%		0.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.11	%(i)	0.14%		0.18	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.34	%(i)	0.28%		0.25%		0.19%		0.22%		0.11%
Net investment income	—		—		0.02	%(j)	0.04	%(j)	0.11	%(j)	0.10	%(j)
Net assets, end of period (000s)	$119,997		$129,808		$145,460		$186,824		$198,945		$240,934
(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(c)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—
Net realized gain (loss) on investments	—		—	(b)	—	(b)	—
Total from investment operations	—		—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—		—	(b)	—	(b)	—
From net realized gains	—	(b)	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.02%		0.02	%(f)	0.03	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.11	%(g)	0.14%		0.19	%(h)	0.24	%(g)(h)
Waiver/Reimbursement	0.69	%(g)	0.63%		0.59%		0.49	%(g)
Net investment income	—		—		—	(h)	—	(h)
Net assets, end of period (000s)	$1,017		$998		$1,019		$586

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—
Net realized gain (loss) on investments	—		—	(b)	—	(b)	—
Total from investment operations	—		—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—		—	(b)	—	(b)	—
From net realized gains	—	(b)	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.02%		0.02	%(f)	0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.10	%(g)(h)	0.14%		0.17	%(h)(i)	0.23	%(g)(i)
Waiver/Reimbursement	0.44	%(g)	0.38%		0.36%		0.25	%(g)
Net investment income	—		—		—	(i)	—	(i)
Net assets, end of period (000s)	$5,904		$1,281		$4,813		$100

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  Annualized.

(h)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – BofA Money Market Funds
February 28, 2015 (Unaudited)

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each, a "Fund" and together, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

BofA Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. BofA Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers three classes of shares: Capital Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, for each Fund, the Capital Class shares commenced operations and the G-Trust and Retail A shares converted into each Fund's Capital Class shares. On October 3, 2011, each Fund's Investor Class shares commenced operations. On July 18, 2012, each Fund's Trust Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and each Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in

21

BofA Money Market Funds, February 28, 2015 (Unaudited)

markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statements of Operations) and realized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Funds generally intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax

22

BofA Money Market Funds, February 28, 2015 (Unaudited)

differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2014 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$15,020	$—	$—
BofA Massachusetts Municipal Reserves	$26,663	$3,758	$—

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Funds. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2015, the annualized effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average daily net assets of the Funds and the

23

BofA Money Market Funds, February 28, 2015 (Unaudited)

other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2015, the annualized effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of each Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Funds. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of each Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Funds also reimburse State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in each Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Funds' shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.

The Funds may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to a Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Funds' shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Funds. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Funds to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Funds. The Shareholder Servicing Plan permits the Funds to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

24

BofA Money Market Funds, February 28, 2015 (Unaudited)

The annual rates in effect and plan limits for each Fund, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares— BofA Connecticut Municipal Reserves	0.10%	0.10%
Investor Class Shares— BofA Massachusetts Municipal Reserves	0.10%	0.10%
Shareholder Servicing Plan:
Investor Class Shares— BofA Connecticut Municipal Reserves	0.25%	0.25%
Investor Class Shares— BofA Massachusetts Municipal Reserves	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class shares of the Funds. Under the Administration Plans, the Funds may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of such Funds. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plan:	Current Rate	Plan Limit
Trust Class Shares— BofA Connecticut Municipal Reserves	0.10%	0.10%
Trust Class Shares— BofA Massachusetts Municipal Reserves	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2015, so that the Funds' ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Funds certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Funds' total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

	Amount of potential recovery expiring August 31:		Total potential	Amount recovered during the period
	2017	2016	recovery	ended 02/28/2015
BofA Connecticut Municipal Reserves	$270,502	$224,361	$494,863	$—
BofA Massachusetts Municipal Reserves	$315,924	$256,860	$572,784	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such

25

BofA Money Market Funds, February 28, 2015 (Unaudited)

yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Funds, as set forth on the Statements of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statements of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Funds and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2015, the Funds did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds' shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Funds' value will likely be more volatile than the value of more diversified funds. The Funds may not operate as non-diversified funds at all times.

Redemption/Liquidity Risk

The Funds may be subject to redemption risk. The Funds may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Funds may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Funds could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Funds reserve the right to pay redemption proceeds with securities (a "redemption in kind"). The Funds may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Geographic Concentration Risk

BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political

26

BofA Money Market Funds, February 28, 2015 (Unaudited)

subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Funds). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Funds' management is evaluating the implications of the reforms and their impact on the Funds, including potential effects on the Funds' operations and returns.

27

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 9, 2014, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

The Board's Contracts Review Committee met on multiple occasions prior to the December meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. In addition, in preparation for the December meeting, the Board met in September 2014 to review and discuss the materials and information described below. The Board also received performance and other reports at its quarterly meetings throughout the year and considered factors and information relevant to its annual consideration of the Advisory Agreement at each meeting. As part of its review process, the Board considered BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf relating to the Advisory Agreements, other services provided by BoAA and its affiliates and the overall fees paid by the Funds, including fees paid to financial intermediaries. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as the market environment in which the Funds operate and amendments to the regulatory requirements applicable to money market funds. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. As part of its review, the Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA, as well as the infrastructure and support staff in place to assist in the management of the Funds.

28

In addition, the Board considered the investment, operational and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year. The Board also considered that each Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board noted recent amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission on July 23, 2014 with compliance dates in 2015 and 2016. The Board considered BoAA's expertise in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its ability to manage the Funds in accordance with the recent amendments.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, supervisory and compliance personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers offering administrative, transfer agency and other services.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual

Management Fee Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Board noted that BoAA had voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and may be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds ("Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking

29

for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves, the Board noted that each Fund's total expense ratio was above the median range of its Peer Group.

The Board generally noted other relevant factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, with respect to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves, the Board noted that the net return investment performance of certain classes of each Fund was below the median range of its Universe (meaning that each Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the Advisory Agreement for such Fund, generally noted other relevant factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate, Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of BoAA and certain affiliates. The Board received and considered information regarding the allocation methodologies and estimates used in determining profitability. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to

30

the Funds, including further investments in personnel and technology associated with the management, operations and compliance services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients with investment strategies similar to those of the Funds, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the significantly greater services provided to and increased costs, risks and regulatory requirements associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationships with the Funds. Such benefits include, among others, benefits attributable to BoAA's and its affiliates' relationships with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year, including at each of its quarterly meetings.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

31

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888-331-0904
Institutional Investors: 800-353-0828

BofA Connecticut Municipal Reserves

BofA Massachusetts Municipal Reserves

Semiannual Report, February 28, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-CTMA-0415

BofA Funds

Semiannual Report

February 28, 2015

•  BofA Money Market Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	24
Board Consideration and Re-Approval of Investment Advisory Agreement	31
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Money Market Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

09/01/14 – 02/28/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21
Capital Class Shares	1,000.00	1,000.00	1,000.30	1,024.00	0.79	0.80	0.16
Institutional Capital Shares	1,000.00	1,000.00	1,000.30	1,024.00	0.79	0.80	0.16
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,023.80	0.99	1.00	0.20
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Money Market Reserves

February 28, 2015 (Unaudited)

Certificates of Deposit – 25.7%
	Par ($)	Value ($)
Bank of Montreal Chicago
0.230% 05/13/15	178,750,000	178,750,000
0.231% 05/08/15 (03/09/15) (a)(b)	100,000,000	100,000,000
0.233% 05/14/15 (03/16/15) (a)(b)	80,000,000	80,000,000
0.251% 04/09/15 (03/09/15) (a)(b)	29,044,000	29,044,672
Bank of Nova Scotia Houston
0.251% 07/09/15 (03/09/15) (a)(b)	100,000,000	100,000,000
0.270% 07/27/15	17,000,000	17,000,000
0.280% 07/27/15	150,000,000	150,000,000
0.530% 03/06/15 (03/02/15) (a)(b)	1,506,000	1,506,057
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.240% 05/11/15	31,000,000	31,000,000
0.250% 03/04/15	30,000,000	30,000,000
0.310% 07/29/15	100,350,000	100,350,000
0.320% 05/13/15	23,947,000	23,949,800
Canadian Imperial Bank of Commerce NY
0.240% 05/12/15	60,752,000	60,752,000
0.262% 06/12/15 (03/12/15) (a)(b)	125,200,000	125,200,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
0.261% 07/07/15 (03/09/15) (a)(b)	146,400,000	146,400,000
0.300% 05/13/15	14,322,000	14,323,427
0.303% 04/14/15	8,445,000	8,445,290
0.311% 05/29/15	4,559,000	4,559,272
Credit Industriel et Commercial NY
0.230% 06/01/15	86,000,000	86,000,000
0.250% 05/01/15	238,430,000	238,430,000
0.280% 06/01/15	66,000,000	66,001,685
Credit Suisse NY
0.280% 05/01/15	80,000,000	80,000,000
0.280% 05/29/15	54,300,000	54,300,000
DZ Bank AG Deutsche Zentral
0.250% 04/13/15	95,000,000	95,000,567
0.270% 04/21/15	22,000,000	22,000,156
HSBC Bank USA, Inc.
0.240% 04/06/15	25,250,000	25,250,000
0.240% 04/15/15	60,897,000	60,897,000
0.240% 04/24/15	125,000,000	125,000,000
0.240% 04/27/15	90,036,000	90,036,000
0.240% 05/04/15	45,715,000	45,715,000

	Par ($)	Value ($)
0.242% 04/13/15 (03/13/15) (a)(b)	29,777,000	29,777,000
0.244% 05/06/15 (03/06/15) (a)(b)	42,622,000	42,622,000
0.251% 06/08/15 (03/09/15) (a)(b)	100,000,000	100,000,000
HSBC France SA
0.360% 08/05/15	75,000,000	74,882,463
Lloyds Bank PLC, NY
0.120% 03/06/15	156,461,000	156,461,000
Mizuho Corporate Bank Ltd./NY
0.220% 03/05/15	73,000,000	73,000,000
0.240% 05/04/15	50,000,000	50,000,000
0.240% 05/05/15	46,379,000	46,378,994
0.240% 05/15/15	50,000,000	50,000,000
0.250% 04/02/15	94,927,000	94,927,000
National Australia Bank
0.231% 03/09/15	95,000,000	95,000,000
Natixis NY
0.250% 03/03/15	52,350,000	52,350,000
Nordea Bank Finland PLC NY
0.220% 04/16/15	53,000,000	53,000,000
0.240% 05/26/15	27,000,000	26,999,678
0.245% 05/26/15	69,850,000	69,850,000
Skandinaviska Enskilda Banken AB/NY
0.230% 03/03/15	56,000,000	56,000,000
Sumitomo Mitsui Banking Corp./NY
0.110% 03/02/15	32,783,000	32,783,009
0.220% 03/03/15	18,000,000	18,000,000
0.220% 03/04/15	39,000,000	39,000,000
0.250% 03/05/15	9,972,000	9,972,133
0.250% 03/20/15	110,000,000	110,000,000
0.250% 04/21/15	23,500,000	23,500,000
0.250% 05/12/15	65,000,000	65,000,000
0.260% 05/12/15 (03/02/15) (a)(b)	59,750,000	59,750,000
0.301% 07/02/15 (03/02/15) (a)(b)	86,400,000	86,400,000
0.625% 04/30/15	19,000,000	19,010,518
Svenska Handelsbanken/NY
0.195% 05/26/15	6,781,000	6,780,919
0.220% 04/08/15	28,000,000	28,000,148
0.250% 06/10/15	22,173,000	22,176,103
Toronto Dominion Bank NY
0.195% 04/01/15	35,584,000	35,583,384
0.230% 05/11/15	36,242,000	36,242,000

See Accompanying Notes to Financial Statements.

2

BofA Money Market Reserves

February 28, 2015 (Unaudited)

Certificates of Deposit (continued)
	Par ($)	Value ($)
0.230% 05/29/15	48,900,000	48,900,000
0.260% 07/17/15	72,061,000	72,061,000
Wells Fargo Bank N.A.
0.230% 05/07/15	140,000,000	140,000,000
0.230% 08/04/15 (03/02/15) (a)(b)	27,000,000	27,000,000
0.235% 03/06/15	16,149,000	16,149,000
0.240% 08/07/15 (03/02/15) (a)(b)	160,000,000	160,000,000
0.241% 05/07/15 (03/09/15) (a)(b)	13,063,000	13,062,765
0.256% 04/02/15	5,489,000	5,488,967
0.260% 08/03/15	48,453,000	48,453,000
0.262% 06/12/15 (03/12/15) (a)(b)	2,495,000	2,495,000
0.270% 08/18/15 (03/02/15) (a)(b)	12,108,000	12,108,609
0.272% 07/08/15 (04/09/15) (a)(b)	700,000	699,950
0.272% 07/14/15 (04/13/15) (a)(b)	3,558,000	3,557,779
Total Certificates of Deposit (cost of $4,403,333,345)		4,403,333,345
Commercial Paper – 23.6%
ANZ National International Ltd.
0.280% 07/17/15 (c)(d)	48,966,000	48,913,443
ASB Finance Ltd.
0.220% 04/30/15 (c)(d)	50,000,000	49,981,667
0.252% 03/12/15 (d)	24,249,000	24,249,078
Bank Nederlandse Gemeenten NV
0.185% 06/12/15 (c)(d)	57,950,000	57,919,327
Bank of Nova Scotia (The)
0.280% 07/27/15 (c)(d)	50,000,000	49,942,444
0.285% 08/10/15 (c)(d)	42,086,000	42,032,025
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.110% 03/05/15 (c)	11,379,000	11,378,861
Bedford Row Funding Corp.
0.250% 06/05/15 (c)(d)(e)	44,754,000	44,724,164
0.260% 06/15/15 (c)(d)(e)	31,490,000	31,465,893
0.285% 07/01/15 (c)(d)(e)	60,000,000	59,942,050
0.285% 07/08/15 (c)(d)(e)	63,087,000	63,022,572
BNZ International Funding Ltd.
0.230% 04/14/15 (c)(d)	75,801,000	75,779,692

	Par ($)	Value ($)
Caisse Centrale Desjardins du Quebec
0.230% 04/06/15 (c)(d)	53,082,000	53,069,791
0.235% 03/30/15 (c)(d)	15,500,000	15,497,066
0.240% 03/30/15 (c)(d)	162,832,000	162,800,519
Caisse des Depots et Consignations
0.230% 05/07/15 (c)(d)	140,000,000	139,940,072
0.235% 05/12/15 (c)(d)	89,046,000	89,004,148
Coca-Cola Co.
0.190% 04/17/15 (c)(d)	75,000,000	74,981,396
0.190% 04/20/15 (c)(d)	19,930,000	19,924,741
0.210% 05/26/15 (c)(d)	45,059,000	45,036,395
0.220% 06/04/15 (c)(d)	11,816,000	11,809,140
0.220% 06/16/15 (c)(d)	88,846,000	88,787,905
0.240% 06/23/15 (c)(d)	36,451,000	36,423,297
Collateralized Commercial Paper Co. LLC
0.270% 05/18/15 (c)(e)	45,000,000	44,973,675
0.300% 05/15/15 (c)(e)	30,000,000	29,981,250
0.300% 05/21/15 (c)(e)	100,509,000	100,441,156
0.300% 05/29/15 (c)(e)	100,700,000	100,625,314
0.330% 07/17/15 (c)(e)	16,000,000	15,979,760
Dexia Credit Local
0.235% 04/28/15 (c)(f)	46,000,000	45,982,584
0.240% 04/20/15 (c)(f)	13,715,000	13,710,428
0.240% 04/22/15 (c)(f)	73,000,000	72,974,693
0.240% 04/30/15 (c)(f)	50,000,000	49,980,000
0.240% 05/18/15 (c)(f)	75,000,000	74,961,000
0.245% 05/05/15 (c)(f)	25,000,000	24,988,941
0.250% 05/22/15 (c)(f)	46,000,000	45,973,806
0.255% 03/10/15 (c)(f)	76,000,000	75,995,155
0.260% 03/09/15 (c)(f)	80,000,000	79,995,378
0.260% 03/11/15 (c)(f)	135,000,000	134,990,250
0.260% 03/12/15 (c)(f)	45,000,000	44,996,425
0.265% 04/01/15 (c)(f)	60,000,000	59,986,308
0.280% 04/22/15 (c)(f)	75,000,000	74,969,667
Electricite De France SA
0.200% 05/12/15 (c)(d)	160,279,000	160,214,888
0.200% 05/22/15 (c)(d)	46,938,000	46,916,617
0.200% 06/09/15 (c)(d)	35,757,000	35,737,135
Erste Abwicklungsanstalt
0.290% 08/17/15 (c)(d)	50,968,000	50,898,613
Exxon Mobil Corp.
0.070% 03/09/15 (c)	97,549,000	97,547,483
KFW
0.172% 06/17/15 (c)(d)	66,865,000	66,830,397
Mizuho Funding LLC
0.250% 04/06/15 (c)(d)	59,795,000	59,780,051

See Accompanying Notes to Financial Statements.

3

BofA Money Market Reserves

February 28, 2015 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
National Australia Bank Ltd.
0.251% 07/07/15 (03/09/15) (a)(b)(d)	133,877,000	133,877,000
0.260% 07/06/15 (c)(d)	25,123,000	25,099,957
0.260% 07/07/15 (c)(d)	12,213,000	12,201,710
National Australia Funding Delaware, Inc.
0.243% 03/13/15 (d)	34,573,000	34,573,122
Nestle Capital Corp.
0.225% 07/14/15 (c)(d)	25,000,000	24,978,906
Skandinaviska Enskilda Banken AB
0.240% 04/08/15 (c)(d)	101,702,000	101,676,235
0.240% 04/09/15 (c)(d)	4,000,000	3,998,960
Swedbank AB
0.130% 03/11/15 (c)	3,630,000	3,629,869
0.240% 06/15/15 (c)	13,735,000	13,725,294
0.240% 06/16/15 (c)	29,410,000	29,389,021
Toronto-Dominion Holdings U.S.A., Inc.
0.220% 04/23/15 (c)(d)	37,342,000	37,329,905
0.220% 06/01/15 (c)(d)	4,000,000	3,997,751
Toyota Credit Canada, Inc.
0.240% 05/12/15 (c)	12,203,000	12,197,143
0.250% 05/19/15 (c)	31,400,000	31,382,774
0.250% 05/26/15 (c)	15,216,000	15,206,913
0.270% 07/27/15 (c)	4,000,000	3,995,560
Toyota Credit Puerto Rico
0.240% 05/18/15 (c)	22,390,000	22,378,357
0.240% 05/19/15 (c)	6,406,000	6,402,626
0.260% 03/10/15 (c)	22,351,000	22,349,547
Toyota Motor Credit Corp.
0.200% 06/12/15 (c)	50,000,000	49,971,389
0.220% 05/18/15 (c)	80,000,000	79,961,867
0.230% 05/19/15 (c)	25,000,000	24,987,382
0.231% 03/09/15	7,147,000	7,147,000
0.250% 05/29/15 (c)	131,000,000	130,919,035
0.270% 07/30/15 (c)	80,000,000	79,909,400
0.270% 07/31/15 (c)	95,000,000	94,891,700
Wal-Mart Stores, Inc.
0.050% 03/02/15 (c)(d)	48,775,000	48,774,932
Westpac Securities NZ Ltd.
0.261% 08/10/15 (03/10/15) (a)(b)(d)	11,948,000	11,948,062
0.275% 07/15/15 (c)(d)	25,000,000	24,974,028
0.280% 07/07/15 (c)(d)	50,000,000	49,950,222
Total Commercial Paper (cost of $4,047,882,327)		4,047,882,327
Asset-Backed Commercial Paper – 14.0%
	Par ($)	Value ($)
Albion Capital Corp.
0.150% 03/06/15 (c)(d)	42,336,000	42,335,118
Chariot Funding LLC
0.210% 04/09/15 (c)(d)	37,900,000	37,891,378
0.230% 05/08/15 (c)(d)	25,699,000	25,687,835
0.270% 07/15/15 (c)(d)	15,040,000	15,024,659
Fairway Finance Corp.
0.200% 06/05/15 (c)(d)	42,333,000	42,310,422
0.230% 07/06/15 (c)(d)	54,511,000	54,466,770
Jupiter Securitization Co. LLC
0.270% 07/14/15 (c)(d)	12,900,000	12,886,939
Kells Funding LLC
0.210% 06/16/15 (c)(d)	44,573,000	44,545,179
0.231% 09/28/15 (04/20/15) (a)(b)(d)	75,000,000	74,995,453
0.255% 10/29/15 (05/05/15) (a)(b)(d)	29,234,000	29,230,774
0.257% 09/30/15 (04/20/15) (a)(b)(d)	120,000,000	119,992,500
0.263% 06/25/15 (04/13/15) (a)(b)(d)	44,150,000	44,150,000
0.266% 04/20/15 (d)	58,805,000	58,805,000
0.267% 04/23/15 (d)	50,000,000	50,000,000
0.267% 05/15/15 (d)	43,000,000	43,000,000
Liberty Street Funding LLC
0.190% 05/06/15 (c)(d)	20,814,000	20,806,750
0.190% 05/08/15 (c)(d)	38,528,000	38,514,173
Manhattan Asset Funding Co. LLC
0.270% 06/16/15 (c)(d)	81,000,000	80,934,998
Mont Blanc Capital Corp.
0.250% 05/11/15 (c)(d)	12,541,000	12,534,817
Old Line Funding LLC
0.220% 04/01/15 (c)(d)	114,913,000	114,891,230
0.220% 04/06/15 (c)(d)	31,000,000	30,993,180
0.220% 04/20/15 (c)(d)	28,506,000	28,497,290
0.220% 05/20/15 (c)(d)	38,263,000	38,244,294
0.220% 05/22/15 (c)(d)	25,790,000	25,777,076
0.230% 05/14/15 (c)(d)	44,000,000	43,979,198
0.230% 05/15/15 (c)(d)	32,313,000	32,297,517
0.240% 04/28/15 (c)(d)	47,894,000	47,875,481
0.240% 06/17/15 (c)(d)	64,474,000	64,427,579
0.240% 06/05/15 (c)(d)	50,897,000	50,864,399
0.240% 06/12/15 (c)(d)	68,543,000	68,495,894
0.240% 06/17/15 (c)(d)	66,805,000	66,756,860
0.251% 06/08/15 (03/09/15) (a)(b)(d)	82,500,000	82,500,000

See Accompanying Notes to Financial Statements.

4

BofA Money Market Reserves

February 28, 2015 (Unaudited)

Asset-Backed Commercial Paper (continued)
	Par ($)	Value ($)
0.271% 07/07/15 (03/09/15) (a)(b)(d)	18,038,000	18,038,000
0.273% 06/15/15 (03/16/15) (a)(b)(d)	25,000,000	25,000,000
0.290% 07/22/15 (c)(d)	31,114,000	31,078,158
Regency Markets No. 1 LLC
0.120% 03/05/15 (c)(d)	38,827,000	38,826,482
0.120% 03/06/15 (c)(d)	62,027,000	62,025,966
Sheffield Receivables Corp.
0.250% 03/06/15 (c)(d)	45,302,000	45,300,427
Thunder Bay Funding LLC
0.220% 05/22/15 (c)(d)	25,790,000	25,777,076
0.240% 04/14/15 (c)(d)	15,224,000	15,219,534
0.240% 06/16/15 (c)(d)	33,657,000	33,632,991
0.270% 07/14/15 (c)(d)	31,095,000	31,063,516
0.271% 07/07/15 (03/09/15) (a)(b)(d)	52,036,000	52,036,000
Versailles Commercial Paper LLC
0.230% 03/02/15 (c)(d)	40,281,000	40,280,743
0.230% 04/01/15 (c)(d)	22,176,000	22,171,608
0.250% 04/20/15 (c)(d)	75,619,000	75,592,743
0.250% 05/04/15 (c)(d)	18,759,000	18,750,663
0.250% 05/18/15 (c)(d)	55,022,000	54,992,196
0.250% 05/19/15 (c)(d)	72,629,000	72,589,155
0.250% 05/20/15 (c)(d)	32,297,000	32,279,057
Victory Receivables Corp.
0.150% 03/11/15 (c)(d)	3,614,000	3,613,849
0.150% 03/13/15 (c)(d)	4,607,000	4,606,770
Working Capital Management Co.
0.130% 03/03/15 (c)(d)	42,342,000	42,341,694
0.130% 03/04/15 (c)(d)	29,918,000	29,917,676
0.130% 03/05/15 (c)(d)	50,339,000	50,338,273
0.130% 03/06/15 (c)(d)	28,950,000	28,949,477
0.140% 03/09/15 (c)(d)	1,252,000	1,251,961
Total Asset-Backed Commercial Paper (cost of $2,399,386,778)		2,399,386,778
Time Deposits – 13.4%
Citibank N.A.
0.090% 03/02/15	243,351,000	243,351,000
Credit Agricole SA
0.060% 03/02/15	376,847,000	376,847,000
Lloyds TSB Bank PLC
0.060% 03/02/15	506,804,000	506,804,000
Natixis Paris
0.050% 03/02/15	182,561,000	182,561,000

	Par ($)	Value ($)
Skandinaviska Enskilda Banken AB
0.050% 03/02/15	99,112,000	99,112,000
Svenska Handelsbanken AB
0.050% 03/02/15	254,333,000	254,333,000
Swedbank AB
0.060% 03/02/15	638,775,000	638,775,000
Total Time Deposits (cost of $2,301,783,000)		2,301,783,000
Municipal Bonds (b)(g) – 1.1%
Arizona – 0.2%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co., Series 1982, LOC: Bank of New York 0.050% 12/01/22 (03/04/15)	30,350,000	30,350,000
Arizona Total		30,350,000
Colorado – 0.1%
CO Housing & Finance Authority
Multi-Family: Series 2004 A1, SPA: FHLB 0.080% 10/01/34 (03/04/15)	7,725,000	7,725,000
Series 2008 C1, SPA: FHLB 0.100% 10/01/38 (03/04/15)	3,315,000	3,315,000
Series 2005 B-1, SPA: FHLB 0.100% 04/01/40 (03/04/15)	4,730,000	4,730,000
Colorado Total		15,770,000
Illinois – 0.0%
IL University of Illinois
Series 2014 C LOC: Northern Trust Company 0.100% 04/01/44 (03/05/15)	5,300,000	5,300,000
Illinois Total		5,300,000

See Accompanying Notes to Financial Statements.

5

BofA Money Market Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (b)(g) (continued)
	Par ($)	Value ($)
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT, SPA: FHLB 0.050% 07/01/34 (03/05/15)	4,300,000	4,300,000
Series 2007 C, SPA: FHLB 0.100% 07/01/37 (03/05/15)	555,000	555,000
Series 2007 G, SPA: FHLB 0.100% 01/01/38 (03/05/15)	440,000	440,000
Series 2007, SPA: FHLB 0.100% 01/01/39 (03/05/15)	2,815,000	2,815,000
Series 2009 G, SPA: FHLB 0.100% 01/01/39 (03/05/15)	2,555,000	2,555,000
Iowa Total		10,665,000
Massachusetts – 0.0%
MA Simmons College
Series 2008, LOC: TD Bank N.A. 0.130% 10/01/22 (03/05/15)	4,150,000	4,150,000
Massachusetts Total		4,150,000
Michigan – 0.2%
MI Kent Hospital Finance Authority
Spectrum Health, Series 2008 C, LOC: Bank of New York 0.010% 01/15/26 (03/04/15)	37,925,000	37,925,000
Michigan Total		37,925,000

	Par ($)	Value ($)
New Hampshire – 0.0%
NH Health & Education Facilities Authority
Dartmouth College, Series 2007 C, SPA: JPMorgan Chase Bank 0.070% 06/01/41 (03/04/15)	4,855,000	4,855,000
New Hampshire Total		4,855,000
New York – 0.3%
NY Housing Finance Agency
Series 2015 B LOC: Landesbank Hessen-Thüringen: 0.130% 11/01/44 (03/04/15)	25,765,000	25,765,000
West 60th Realty LLC, Series 2014 B1 LOC: Manufacturers & Traders: 0.200% 05/01/46 (03/04/15)	6,475,000	6,475,000
NY RBC Municipal Products, Inc. Trust
Series 2014 E-51, LOC: Royal Bank of Canada 0.270% 07/01/17 (03/05/15) (d)	10,000,000	10,000,000
New York Total		42,240,000
Pennsylvania – 0.2%
PA RBC Municipal Products, Inc. Trust
Series 2014 E-52, LOC: Royal Bank of Canada 0.270% 07/01/17 (03/05/15) (d)	25,000,000	25,000,000
Pennsylvania Total		25,000,000
Texas – 0.0%
TX State
Product Development Project, Series 2005 A, SPA: National Australia Bank 0.110% 06/01/45 (03/05/15)	6,030,000	6,030,000

See Accompanying Notes to Financial Statements.

6

BofA Money Market Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (b)(g) (continued)
	Par ($)	Value ($)
Small Business, Series 2005 B, SPA: National Australia Bank 0.110% 06/01/45 (03/05/15)	1,125,000	1,125,000
Texas Total		7,155,000
Wisconsin – 0.0%
WI Housing & Economic Development Authority
Series 2006 B, SPA: Bank of Nova Scotia 0.090% 09/01/37 (03/05/15)	3,855,000	3,855,000
Series 2008 B SPA: BMO Harris Bank N.A. 0.090% 03/01/33 (03/04/15)	2,135,000	2,135,000
Wisconsin Total		5,990,000
Total Municipal Bonds (cost of $189,400,000)		189,400,000
Government & Agency Obligations – 0.6%
U.S. Government Agencies – 0.6%
Federal Farm Credit Bank
0.200% 01/13/16 (03/02/15) (a)(b)	57,730,000	57,727,459
0.230% 04/01/15 (03/02/15) (a)(b)	10,060,000	10,060,000
Federal Home Loan Bank
0.140% 07/16/15 (c)	40,815,000	40,811,776
U.S. Government Agencies Total		108,599,235
Total Government & Agency Obligations (cost of $108,599,235)		108,599,235
Corporate Bonds – 1.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.450% 09/11/15 (d)	8,445,000	8,529,391
Commonwealth Bank of Australia
3.500% 03/19/15 (d)	3,632,000	3,637,816
Credit Suisse New York
3.500% 03/23/15	15,212,000	15,241,790
National Australia Bank Ltd.
3.750% 03/02/15 (d)	50,580,000	50,584,869
National Bank of Canada
1.500% 06/26/15	11,003,000	11,046,127

	Par ($)	Value ($)
Nederlandse Waterschapsbank NV
0.542% 05/23/15 (d)	46,370,000	46,399,352
Nordea Bank AB
2.250% 03/20/15 (d)	5,338,000	5,343,596
Rabobank Nederland
3.200% 03/11/15 (d)	4,750,000	4,753,826
Royal Bank of Canada
1.150% 03/13/15	19,469,000	19,474,769
Sumitomo Mitsui Banking Corp.
3.150% 07/22/15 (d)	13,437,000	13,580,239
Toronto-Dominion Bank
0.436% 05/01/15	25,825,000	25,833,471
Westpac Banking Corp.
3.000% 08/04/15	731,000	739,015
Total Corporate Bonds (cost of $205,164,261)		205,164,261
Repurchase Agreements – 20.4%
Repurchase agreement with ABN Amro NV, dated 02/27/15, due 03/02/15 at 0.080%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 02/01/45, market value $31,918,129 (repurchase proceeds $31,292,209)	31,292,000	31,292,000
Repurchase agreement with ABN Amro NV, dated 02/27/15, due 03/02/15 at 0.150%, collateralized by corporate bonds with various maturities to 02/06/25, market value $65,715,167 (repurchase proceeds $62,585,782)	62,585,000	62,585,000
Repurchase agreement with ABN Amro Securities LLC, dated 02/27/15, due 03/02/15 at 0.250%, collateralized by common stocks and a U.S. Government Agency obligation maturing 08/01/43, market value $151,298,498 (repurchase proceeds $137,688,868)	137,686,000	137,686,000

See Accompanying Notes to Financial Statements.

7

BofA Money Market Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, Inc., dated 01/30/15, due 03/13/15 at 0.320%, collateralized by common stocks, preferred stocks, an exchange-traded fund and corporate bonds with various maturities to 10/15/39, market value $48,242,477 (repurchase proceeds $44,016,427)	44,000,000	44,000,000
Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 02/02/15, at 0.300%, collateralized by preferred stock and corporate bonds with various maturities to 05/15/41, market value $138,255,208 (a)(h)(i)	125,651,000	125,651,000
Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 02/02/15, due 03/26/15 at 0.430%, collateralized by preferred stocks and corporate bonds with various maturities to 10/15/39, market value $31,112,070 (repurchase proceeds $28,289,560)	28,272,000	28,272,000
Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 02/04/15, due 03/27/15 at 0.430%, collateralized by preferred stocks and corporate bonds with various maturities to 10/15/39, market value $34,391,828 (repurchase proceeds $31,262,032)	31,243,000	31,243,000
Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 02/06/15, due 03/30/15 at 0.430%, collateralized by preferred stocks and corporate bonds with various maturities to 11/15/40, market value $20,751,790 (repurchase proceeds $18,870,714)	18,859,000	18,859,000

	Par ($)	Value ($)
Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 02/27/15, due 03/02/15 at 0.220%, collateralized by common stocks, preferred stocks and an exchange-traded fund, market value $250,841,031 (repurchase proceeds $230,053,218)	230,049,000	230,049,000
Repurchase agreement with BNP Paribas Prime Brokerage Inc., dated 02/27/15, due 03/02/15 at 0.280%, collateralized by common stock, preferred stock and corporate bonds with various maturities to 05/15/41, market value $137,735,692 (repurchase proceeds $125,171,921)	125,169,000	125,169,000
Repurchase agreement with BNP Paribas Securities Corp., dated 02/27/15, due 03/02/15 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/45, market value $57,452,952 (repurchase proceeds $56,326,422)	56,326,000	56,326,000
Repurchase agreement with Citigroup Global Markets, Inc., dated 02/27/15, due 03/02/15, at 0.200%, collateralized by common stocks, market value $85,187,177 (repurchase proceeds $78,232,304)	78,231,000	78,231,000
Repurchase agreement with Credit Agricole CIB US, dated 02/27/15, due 03/02/15 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 02/15/45, market value $629,297,321 (repurchase proceeds $616,958,113)	616,954,000	616,954,000

See Accompanying Notes to Financial Statements.

8

BofA Money Market Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Credit Suisse Securities USA LLC, dated 02/27/15, due 03/02/15 at 0.220%, collateralized by common stocks and exchange-traded funds, market value $102,665,982 (repurchase proceeds $93,878,721)	93,877,000	93,877,000
Repurchase agreement with Goldman Sachs & Co., dated 02/27/15, due 03/02/15 at 0.060%, collateralized by a U.S. Government Agency obligation maturing 01/09/20, market value $96,161,365 (repurchase proceeds $94,275,471)	94,275,000	94,275,000
Repurchase agreement with Goldman Sachs & Co., dated 02/27/15, due 03/02/15 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 06/05/36, market value $306,002,000 (repurchase proceeds $300,001,500)	300,000,000	300,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/06/15, at 0.170%, collateralized by corporate bonds with various maturities to 10/01/24, market value $66,010,021 (a)(h)(i)	62,862,000	62,862,000
Repurchase agreement with ING Financial Markets, LLC, dated 02/27/15, due 03/02/15 at 0.220%, collateralized by common stocks, market value $129,191,909 (repurchase proceeds $117,447,153)	117,445,000	117,445,000

	Par ($)	Value ($)
Repurchase agreement with JP Morgan Clearing Corp., dated 02/18/15, due 05/19/15 at 0.410%, collateralized by common stocks and exchange-traded funds, market value $20,580,623 (repurchase proceeds $18,941,395)	18,922,000	18,922,000
Repurchase agreement with JP Morgan Clearing Corp., dated 02/25/15, due 05/26/15 at 0.410%, collateralized by common stocks and an exchange-traded fund, market value $37,124,281 (repurchase proceeds $34,596,425)	34,561,000	34,561,000
Repurchase agreement with JP Morgan Clearing Corp., dated 02/27/15, due 03/06/15 at 0.290%, collateralized by common stocks and an exchange-traded fund, market value $21,492,675 (repurchase proceeds $20,001,128) (i)	20,000,000	20,000,000
Repurchase agreement with JP Morgan Clearing Corp., dated 02/27/15, due 04/13/15 at 0.443%, collateralized by common stocks and an exchange-traded fund, market value $96,036,501 (repurchase proceeds $90,049,849) (i)	90,000,000	90,000,000
Repurchase agreement with JP Morgan Clearing Corp., dated 02/27/15, due 05/28/15 at 0.450%, collateralized by common stocks and an exchange-traded fund, market value $26,527,486 (repurchase proceeds $25,028,125) (i)	25,000,000	25,000,000

See Accompanying Notes to Financial Statements.

9

BofA Money Market Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with JP Morgan Clearing Corp., dated 02/27/15, due 05/29/15 at 0.580%, collateralized by common stocks and corporate bonds with various maturities to 05/15/41, market value $238,086,874 (repurchase proceeds $216,846,456) (i)	216,529,000	216,529,000
Repurchase agreement with JP Morgan Clearing Corp., dated 12/11/14, due 03/11/15 at 0.490%, collateralized by corporate bonds with various maturities to 06/01/38, market value $17,756,721 (repurchase proceeds $16,144,753)	16,125,000	16,125,000
Repurchase agreement with JP Morgan Clearing Corp., dated 12/22/14, due 03/23/15 at 0.510%, collateralized by corporate bonds with various maturities to 06/01/38, market value $17,019,777 (repurchase proceeds $15,476,927)	15,457,000	15,457,000
Repurchase agreement with RBC Capital Markets, dated 02/09/15, due 03/09/15 at 0.210%, collateralized by a U.S. Government Agency obligation and corporate bonds with various maturities to 03/01/44, market value $115,140,280 (repurchase proceeds $110,052,972) (i)	110,035,000	110,035,000

	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 02/27/15, due 03/06/15 at 0.150%, collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 02/01/45, market value $243,181,702 (repurchase proceeds $235,694,874)	235,688,000	235,688,000
Repurchase agreement with Societe Generale NY, dated 02/27/15, due 03/02/15 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/38, market value $31,918,053 (repurchase proceeds $31,292,209)	31,292,000	31,292,000
Repurchase agreement with TD Securities USA LLC, dated 02/27/15, due 03/02/15 at 0.100%, collateralized by corporate bonds with various maturities to 06/15/24, market value $98,989,576 (repurchase proceeds $94,275,786)	94,275,000	94,275,000
Repurchase agreement with Wells Fargo Bank, N.A., dated 02/27/15, due 03/02/15 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/43, market value $76,500,510 (repurchase proceeds $75,000,500)	75,000,000	75,000,000

See Accompanying Notes to Financial Statements.

10

BofA Money Market Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Wells Fargo Securities, LLC, dated 01/16/15, due 04/13/15 at 0.450%,collateralized by a common stock, preferred stocks and corporate bonds with various maturities to 11/15/40, market value $34,683,286 (repurchase proceeds $31,166,857)	31,133,000	31,133,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 02/02/15, due 03/04/15 at 0.300%, collateralized by a common stock and corporate bonds with various maturities to 02/04/24, market value $29,667,288 (repurchase proceeds $28,279,068)	28,272,000	28,272,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 02/11/15, due 03/18/15 at 0.300%, collateralized by a common stock and corporate bonds with various maturities to 10/23/24, market value $31,252,948 (repurchase proceeds $29,768,680)	29,760,000	29,760,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 02/13/15, due 03/18/15 at 0.300%, collateralized by corporate bonds with various maturities to 07/11/24, market value $25,063,901 (repurchase proceeds $23,873,563)	23,867,000	23,867,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 02/20/15, due 03/20/15 at 0.300%, collateralized by corporate bonds with various maturities to 02/15/25, market value $42,003,500 (repurchase proceeds $40,009,333)	40,000,000	40,000,000

	Par ($)	Value ($)
Repurchase agreement with Wells Fargo Securities, LLC, dated 02/24/15, due 03/03/15 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 02/01/45, market value $24,102,881 (repurchase proceeds $23,630,322)	23,630,000	23,630,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 02/25/15, due 03/04/15 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 03/01/45, market value $96,435,818 (repurchase proceeds $94,545,287)	94,544,000	94,544,000
Total Repurchase Agreements (cost of $3,508,866,000)		3,508,866,000
Total Investments – 100.0% (cost of $17,164,414,946) (j)		17,164,414,946
Other Assets & Liabilities, Net – 0.0%		(6,718,562)
Net Assets – 100.0%		17,157,696,384

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2015.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities, which are not illiquid, amounted to $4,786,221,183 or 27.9% of net assets for the Fund.

(e)  Collateralized commercial paper.

(f)  Guaranteed by the Kingdom of Belgium, the French Republic, and the Grand Duchy of Luxembourg.

(g)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(h)  Open repurchase agreement with no specific maturity date.

(i)  This security is subject to a demand feature.

(j)  Cost for federal income tax purposes is $17,164,414,946.

See Accompanying Notes to Financial Statements.

11

BofA Money Market Reserves

February 28, 2015 (Unaudited)

The following table summarizes the inputs used, as of February 28, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$4,403,333,345	$—	$4,403,333,345
Total Commercial Paper	—	4,047,882,327	—	4,047,882,327
Total Asset-Backed Commercial Paper	—	2,399,386,778	—	2,399,386,778
Total Time Deposits	—	2,301,783,000	—	2,301,783,000
Total Municipal Bonds	—	189,400,000	—	189,400,000
Total Government & Agency Obligations	—	108,599,235	—	108,599,235
Total Corporate Bonds	—	205,164,261	—	205,164,261
Total Repurchase Agreements	—	3,508,866,000	—	3,508,866,000
Total Investments	$—	$17,164,414,946	$—	$17,164,414,946

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	25.7
Commercial Paper	23.6
Asset-Backed Commercial Paper	14.0
Time Deposits	13.4
Municipal Bonds	1.1
Government & Agency Obligations	0.6
Corporate Bonds	1.2
79.6
Repurchase Agreements	20.4
Other Assets & Liabilities, Net	0.00
100.0

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities – BofA Money Market Reserves
February 28, 2015 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	13,655,548,946
	Repurchase agreements, at amortized cost approximating value	3,508,866,000
	Total investments, at value	17,164,414,946
	Cash	7,941
	Receivable for:
	Fund shares sold	8,459
	Interest	3,935,013
	Expense reimbursement due from investment advisor	13,521
	Trustees' deferred compensation plan	48,518
	Prepaid expenses	286,555
	Total Assets	17,168,714,953
Liabilities	Payable for:
	Investments purchased	8,628,244
	Fund shares repurchased	8,014
	Distributions	273,996
	Investment advisory fee	1,386,338
	Administration fee	490,788
	Pricing and bookkeeping fees	17,785
	Transfer agent fee	35,181
	Trustees' fees	5,038
	Custody fee	64,589
	Distribution and service fees	25,771
	Chief Compliance Officer expenses	5,589
	Trustees' deferred compensation plan	48,518
	Other liabilities	28,718
	Total Liabilities	11,018,569
	Net Assets	17,157,696,384
Net Assets Consist of	Paid-in capital	17,157,665,898
	Overdistributed net investment income	(46,052)
	Accumulated net realized gain	76,538
	Net Assets	17,157,696,384

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities (continued) – BofA Money Market Reserves
February 28, 2015 (Unaudited)

Adviser Class Shares	Net assets	$296,641,537
	Shares outstanding	296,640,338
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$16,459,511,593
	Shares outstanding	16,459,440,662
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$106,319,539
	Shares outstanding	106,319,154
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$196,252,533
	Shares outstanding	196,251,647
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$6,920,838
	Shares outstanding	6,920,806
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$92,050,344
	Shares outstanding	92,049,991
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

14

Statement of Operations – BofA Money Market Reserves
For the Six Months Ended February 28, 2015 (Unaudited)

		($)
Investment Income	Interest	17,946,182
Expenses	Investment advisory fee	12,678,447
	Administration fee	8,372,298
	Service fee:
	Adviser Class Shares	417,841
	Liquidity Class Shares	10,060
	Shareholder administration fee:
	Institutional Class Shares	35,529
	Trust Class Shares	44,963
	Transfer agent fee	146,593
	Pricing and bookkeeping fees	94,077
	Trustees' fees	63,198
	Custody fee	220,308
	Chief Compliance Officer expenses	16,516
	Other expenses	374,186
	Total Expenses	22,474,016
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(8,489,279)
	Fees waived by distributor:
	Adviser Class Shares	(331,095)
	Institutional Class Shares	(225)
	Liquidity Class Shares	(7,934)
	Trust Class Shares	(21,088)
	Net Expenses	13,624,395
	Net Investment Income	4,321,787
	Net realized gain on investments	76,660
	Net Increase Resulting from Operations	4,398,447

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets – BofA Money Market Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2015 ($)	Year Ended August 31, 2014 ($)
Operations	Net investment income	4,321,787	7,716,518
	Net realized gain on investments	76,660	32,597
	Net increase resulting from operations	4,398,447	7,749,115
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	—	(2,570)
	Capital Class Shares	(4,297,406)	(7,785,813)
	Institutional Capital Shares	(11,843)	(17,298)
	Institutional Class Shares	(12,538)	(24,010)
	Liquidity Class Shares	—	(50)
	Trust Class Shares	—	(492)
	From net realized gains:
	Adviser Class Shares	(553)	(876)
	Capital Class Shares	(31,597)	(37,101)
	Institutional Capital Shares	(86)	(50)
	Institutional Class Shares	(290)	(548)
	Liquidity Class Shares	(20)	(17)
	Trust Class Shares	(131)	(168)
	Total distributions to shareholders	(4,354,464)	(7,868,993)
	Net Capital Stock Transactions	1,069,389,972	6,516,656,812
	Total increase in net assets	1,069,433,955	6,516,536,934
Net Assets	Beginning of period	16,088,262,429	9,571,725,495
	End of period	17,157,696,384	16,088,262,429
	Overdistributed net investment income at end of period	(46,052)	(46,052)

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – BofA Money Market Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	1,937,085,207	1,937,085,207	929,071,620	929,071,620
Distributions reinvested	19	19	257	257
Redemptions	(1,921,225,382)	(1,921,225,382)	(985,133,846)	(985,133,846)
Net increase (decrease)	15,859,844	15,859,844	(56,061,969)	(56,061,969)
Capital Class Shares
Subscriptions	127,221,484,140	127,221,484,140	225,633,443,334	225,633,443,334
Distributions reinvested	2,881,860	2,881,860	5,517,123	5,517,123
Redemptions	(126,247,596,236)	(126,247,596,236)	(218,995,319,661)	(218,995,319,661)
Net increase	976,769,764	976,769,764	6,643,640,796	6,643,640,796
Institutional Capital Shares
Subscriptions	131,092,827	131,092,827	136,674,176	136,674,176
Distributions reinvested	5,915	5,915	12,004	12,004
Redemptions	(48,213,520)	(48,213,520)	(122,001,453)	(122,001,453)
Net increase	82,885,222	82,885,222	14,684,727	14,684,727
Institutional Class Shares
Subscriptions	150,301,446	150,301,446	391,111,945	391,111,945
Distributions reinvested	12,813	12,813	23,696	23,696
Redemptions	(140,863,968)	(140,863,968)	(470,393,215)	(470,393,215)
Net increase (decrease)	9,450,291	9,450,291	(79,257,574)	(79,257,574)
Liquidity Class Shares
Subscriptions	5,000,000	5,000,000	76,047,596	76,047,596
Distributions reinvested	20	20	67	67
Redemptions	(7,022,638)	(7,022,638)	(117,669,898)	(117,669,898)
Net decrease	(2,022,618)	(2,022,618)	(41,622,235)	(41,622,235)
Trust Class Shares
Subscriptions	257,366,929	257,366,929	721,133,575	721,133,575
Redemptions	(270,919,460)	(270,919,460)	(685,860,508)	(685,860,508)
Net increase (decrease)	(13,552,531)	(13,552,531)	35,273,067	35,273,067

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—		—	(d)	—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—		—		—		—		—		—
From net realized gains	—	(d)	—	(d)	—	(d)	—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(i)	0.00	%(i)	0.00	%(i)	0.00%		0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.21	%(j)	0.21%		0.28	%(k)	0.33	%(k)	0.31	%(k)	0.33	%(k)
Waiver/Reimbursement	0.30	%(j)	0.30%		0.23%		0.18%		0.21%		0.19%
Net investment income	—		—		—	(k)	—	(k)	—	%(i)(k)	—	(k)
Net assets, end of period (000s)	$296,642		$280,781		$336,848		$449,873		$681,956		$1,399,372

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2015		2014	2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.001		0.001		0.001		—	(f)
Net realized gain (loss) on investments	—	(e)	— (e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	0.001	0.001		0.001		0.001		—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.001)		(0.001)		(0.001)		—	(f)
From net realized gains	—	(e)	— (e)	—	(e)	—	(e)	—		—
Total distributions to shareholders	—	(e)	(0.001)	(0.001)		(0.001)		(0.001)		—	(f)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.03	%(i)	0.05%	0.07%		0.14%		0.11%		0.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.16	%(j)	0.16%	0.20	%(k)	0.20	%(k)	0.20	%(k)	0.20	%(k)
Waiver/Reimbursement	0.10	%(j)	0.10%	0.06%		0.06%		0.07%		0.07%
Net investment income	0.05	%(j)	0.05%	0.08	%(k)	0.14	%(k)	0.11	%(k)	0.13	%(k)
Net assets, end of period (000s)	$16,459,512		$15,482,699	$8,839,168		$10,538,788		$6,387,295		$8,094,013
(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2015		2014	2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.001	0.001		0.001		0.001		—	(f)
Net realized gain (loss) on investments	—	(e)	— (e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	0.001	0.001		0.001		0.001		—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.001)	(0.001)		(0.001)		(0.001)		—	(f)
From net realized gains	—	(e)	— (e)	—	(e)	—	(e)	—		—
Total distributions to shareholders	—	(e)	(0.001)	(0.001)		(0.001)		(0.001)		—	(f)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.03	%(i)	0.05%	0.07%		0.14%		0.11%		0.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.16	%(j)	0.16%	0.20	%(k)	0.20	%(k)	0.20	%(k)	0.20	%(k)
Waiver/Reimbursement	0.10	%(j)	0.10%	0.06%		0.06%		0.07%		0.07%
Net investment income	0.06	%(j)	0.05%	0.11	%(k)	0.14	%(k)	0.11	%(k)	0.13	%(k)
Net assets, end of period (000s)	$106,320		$23,434	$8,749		$243,840		$213,428		$331,202

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(c)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(d)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	0.001		0.001		—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	0.001		0.001		—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	(0.001)		(0.001)		—	(e)
From net realized gains	—	(d)	—	(d)	—	(d)	—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	(0.001)		(0.001)		—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.01%		0.04%		0.10%		0.07%		0.09%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(i)	0.20%		0.24	%(j)	0.24	%(j)	0.24	%(j)	0.24	%(j)
Waiver/Reimbursement	0.10	%(i)	0.10%		0.06%		0.06%		0.07%		0.06%
Net investment income	0.01	%(i)	0.01%		0.04	%(j)	0.09	%(j)	0.07	%(j)	0.09	%(j)
Net assets, end of period (000s)	$196,253		$186,802		$266,063		$324,459		$534,875		$991,882

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—	(d)	—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—		—		—		—	(d)	—	(d)	—	(e)
From net realized gains	—	(d)	—	(d)	—	(d)	—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(i)	0.00	%(i)	0.01%		0.00	%(i)	0.01%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.21	%(j)	0.21%		0.29	%(k)	0.32	%(k)	0.31	%(k)	0.33	%(k)
Waiver/Reimbursement	0.30	%(j)	0.30%		0.23%		0.19%		0.21%		0.19%
Net investment income	—		—		—	(k)	0.01	%(k)	—	%(i)(k)	—	%(i)(k)
Net assets, end of period (000s)	$6,921		$8,943		$50,566		$29,257		$47,905		$102,245

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—	(d)	—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—		—		—	(d)	—	(d)	—	(d)	—	(e)
From net realized gains	—	(d)	—	(d)	—	(d)	—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(i)	0.01%		0.04%		0.02%		0.03%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.21	%(j)	0.21%		0.27	%(k)	0.30	%(k)	0.29	%(k)	0.30	%(k)
Waiver/Reimbursement	0.15	%(j)	0.15%		0.09%		0.06%		0.08%		0.07%
Net investment income	—		—		0.01	%(k)	0.04	%(k)	0.02	%(k)	0.03	%(k)
Net assets, end of period (000s)	$92,050		$105,603		$70,331		$83,572		$111,876		$87,924

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Notes to Financial Statements – BofA Money Market Reserves
February 28, 2015 (Unaudited)

Note 1. Organization

BofA Money Market Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Adviser Class, Capital Class, Institutional Capital, Institutional Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

24

BofA Money Market Reserves, February 28, 2015 (Unaudited)

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

In December 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ("ASU") No. 2011-11: Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At February 28, 2015, the Fund's investments in repurchase agreements were subject to enforceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$3,508,866,000
Non-cash Collateral offsetting (1)	$(3,508,866,000)
Net Amount (2)	$—

(1)  At February 28, 2015, the value of the collateral exceeded the value of the related repurchase agreements.

(2)  Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

25

BofA Money Market Reserves, February 28, 2015 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also,

under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	$7,868,993

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible

26

BofA Money Market Reserves, February 28, 2015 (Unaudited)

that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date. In addition, the Advisor, at its discretion, has voluntarily agreed to waive a portion of its Advisory fee. This waiver may be modified or discontinued by the Advisor at any time.

For the six months ended February 28, 2015, the Fund's annualized effective investment advisory fee rate, net of fee waivers, was 0.11% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2015, the annualized effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Effective February 1, 2013, the Accounting Services Agreement was amended to reflect Shadow Pricing Services pursuant to which State Street provides a daily shadow net

27

BofA Money Market Reserves, February 28, 2015 (Unaudited)

asset value calculation for the Fund. Under the agreement, the Fund pays State Street an annual fee of $20,000 paid monthly.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class Shares	0.15	%*	0.25	%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%		0.25%
Liquidity Class Shares	0.15	%*	0.25	%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

28

BofA Money Market Reserves, February 28, 2015 (Unaudited)

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

In addition, the Advisor, at its discretion, has voluntarily agreed to bear an additional portion of the Fund's expenses. This voluntary expense limitation may be modified or discontinued by the Advisor at any time.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2017	2016	2015	recovery	ended 02/28/2015
$9,758,129	$7,551,736	$6,172,479	$23,482,344	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2015, the Fund did not borrow under this arrangement.

29

BofA Money Market Reserves, February 28, 2015 (Unaudited)

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund may be subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund may be subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

30

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 9, 2014, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

The Board's Contracts Review Committee met on multiple occasions prior to the December meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. In addition, in preparation for the December meeting, the Board met in September 2014 to review and discuss the materials and information described below. The Board also received performance and other reports at its quarterly meetings throughout the year and considered factors and information relevant to its annual consideration of the Advisory Agreement at each meeting. As part of its review process, the Board considered BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf relating to the Advisory Agreements, other services provided by BoAA and its affiliates and the overall fees paid by the Funds, including fees paid to financial intermediaries. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as the market environment in which the Funds operate and amendments to the regulatory requirements applicable to money market funds. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. As part of its review, the Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA, as well as the infrastructure and support staff in place to assist in the management of the Funds.

31

In addition, the Board considered the investment, operational and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year. The Board also considered that each Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board noted recent amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission on July 23, 2014 with compliance dates in 2015 and 2016. The Board considered BoAA's expertise in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its ability to manage the Funds in accordance with the recent amendments.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, supervisory and compliance personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers offering administrative, transfer agency and other services.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual

Management Fee Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Board noted that BoAA had voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and may be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds ("Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking

32

for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Money Market Reserves, the Board noted that the Fund's Contractual Management Fee Rate was above the median range of its Peer Group.

The Board generally noted other relevant factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In particular, in considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of BoAA and certain affiliates. The Board received and considered information regarding the allocation methodologies and estimates used in determining profitability. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds, including further investments in personnel and technology associated with the management, operations and compliance services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients with investment strategies similar to those of the Funds, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the significantly greater services provided to and increased costs, risks and regulatory requirements associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationships with the Funds. Such benefits include, among others, benefits attributable to BoAA's and its affiliates' relationships with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to

33

market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year, including at each of its quarterly meetings.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

34

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888-331-0904
Institutional Investors: 800-353-0828

BofA Money Market Reserves

Semiannual Report, February 28, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-MMR-0415

BofA Funds

Semiannual Report

February 28, 2015

•  BofA Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	26
Board Consideration and Re-Approval of Investment Advisory Agreement	33
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Municipal Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

09/01/14 – 02/28/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds – 78.8%
	Par ($)	Value ($)
Alaska – 1.0%
AK Borough of North Slope
Series 2014 A
2.000% 06/30/15	1,300,000	1,308,092
AK Housing Finance Corp.
Series 2002 A AMT,
SPA: JPMorgan Chase Bank 0.050% 06/01/32 (03/02/15) (a)(b)	10,000,000	10,000,000
Alaska Total		11,308,092
Arizona – 0.4%
AZ Maricopa County Industrial Development Authority
Sonora Vista II Apartments,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.130% 12/01/39 (03/05/15) (a)(b)	815,000	815,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Sunrise Vista Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.130% 06/01/31 (03/05/15) (a)(b)	4,240,000	4,240,000
Arizona Total		5,055,000
Arkansas – 0.0%
AR Development Finance Authority
MERLOTS,
Series 2007 C106, AMT, DPCE: GNMA/FNMA, SPA: Wells Fargo Bank N.A. 0.320% 01/01/35 (03/04/15) (a)(b)(c)	165,000	165,000
Arkansas Total		165,000
California – 4.1%
CA Metropolitan Water District of Southern California
Series 2001 B-3
SPA: Royal Bank of Canada 0.010% 07/01/35 (03/05/15) (a)(b)	3,800,000	3,800,000
CA Statewide Communities Development Authority
0.140% 06/02/15	12,500,000	12,500,000

	Par ($)	Value ($)
JTF Enterprises LLC,
Series 1996 A AMT, LOC: Wells Fargo Bank N.A. 0.090% 09/01/16 (03/04/15) (a)(b)	3,000,000	3,000,000
Irvine Apartment Communities LP,
Series 2001 W2, AMT, LOC: Wells Fargo Bank N.A. 0.030% 09/15/29 (03/02/15) (a)(b)	18,900,000	18,900,000
Painted Turtle Gang Foundation,
Series 2003, LOC: Wells Fargo Bank N.A. 0.010% 04/01/33 (03/05/15) (a)(b)	2,000,000	2,000,000
CA University of California
Series 2013
0.010% 05/15/48 (03/05/15) (a)(d)	6,500,000	6,500,000
California Total		46,700,000
Colorado – 1.7%
CO Boulder County
Boulder Medical Center PC,
Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.130% 01/01/17 (03/05/15) (a)(b)	610,000	610,000
CO Housing & Finance Authority
Series 2003 I AMT,
SPA: FHLB 0.040% 11/01/26 (03/04/15) (a)(b)	18,380,000	18,380,000
Colorado Total		18,990,000
Connecticut – 0.1%
CT Darien
Series 2014
1.000% 09/09/15	1,000,000	1,004,199
Connecticut Total		1,004,199

See Accompanying Notes to Financial Statements.

2

BofA Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
District of Columbia – 0.7%
DC Columbia Enterprise Zone Revenue
House on F Street LLC,
Series 2001, AMT, LOC: Bank of New York 0.050% 05/01/15 (03/05/15) (a)(b)	7,500,000	7,500,000
District of Columbia Total		7,500,000
Florida – 6.7%
FL Highlands County Health Facilities Authority
Adventist Health,
Series 2012 I-2 0.010% 11/15/32 (03/05/15) (a)(d)	10,800,000	10,800,000
FL Hillsborough County Industrial Development Authority
Seaboard Tampa Terminals,
Series 1986, AMT, LOC: Northern Trust Company 0.300% 12/01/16 (03/04/15) (a)(b)	4,250,000	4,250,000
FL Miami-Dade County
Miami Sport,
Series 2009 E, LOC: Wells Fargo Bank N.A. 0.010% 10/01/48 (03/04/15) (a)(b)	7,845,000	7,845,000
FL Orlando-Orange County Expressway Authority
Series 2008 B2,
LOC: TD Bank N.A. 0.010% 07/01/40 (03/05/15) (a)(b)	29,000,000	29,000,000
FL Palm Beach County
Pine Crest Prep School,
Series 2012 B, LOC: TD Bank N.A. 0.020% 06/01/38 (03/05/15) (a)(b)	17,900,000	17,900,000
FL State Board of Administration
Series 2010 A
Escrowed in U.S. Treasuries/Agencies 5.000% 07/01/15	3,500,000	3,557,433
FL Sunshine Governmental Financing Commission
City of Orlando Program
SPA: JPMorgan Chase Bank 0.120% 06/12/15	3,200,000	3,200,000
Florida Total		76,552,433

	Par ($)	Value ($)
Georgia – 2.3%
GA Atkinson/Coffee Counties Joint Development Authority
Langboard Inc,
Series 2008 AMT, LOC: Wells Fargo Bank N.A. 0.030% 11/01/33 (03/05/15) (a)(b)	16,800,000	16,800,000
GA Bartow County Development Authority
Series 2014 AMT,
LOC: Comerica Bank 0.100% 10/01/34 (03/05/15) (a)(b)	3,350,000	3,350,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.180% 10/01/21 (03/05/15) (a)(b)	1,415,000	1,415,000
GA Savannah Economic Development Authority
Consolidated Utilities, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.080% 11/01/27 (03/05/15) (a)(b)	3,800,000	3,800,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.080% 09/01/19 (03/05/15) (a)(b)	1,200,000	1,200,000
Georgia Total		26,565,000
Idaho – 0.5%
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.180% 09/01/21 (03/05/15) (a)(b)	2,100,000	2,100,000
ID Housing & Finance Association
Balmoral II LP,
Series 2001, AMT, LOC: U.S. Bank N.A. 0.040% 04/01/33 (03/02/15) (a)(b)	3,490,000	3,490,000
Idaho Total		5,590,000

See Accompanying Notes to Financial Statements.

3

BofA Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Illinois – 4.7%
IL Chicago
Groot Industries, Inc.,
Series 1995, AMT, LOC: JPMorgan Chase Bank 0.470% 12/01/15 (03/05/15) (a)(b)	100,000	100,000
North Larabee LP,
Series 2001 A, AMT, LOC: BMO Harris Bank N.A. 0.140% 04/01/36 (03/05/15) (a)(b)	3,915,000	3,915,000
Renaissance St. Luke LP,
Series 2004 A, AMT, LOC: BMO Harris Bank N.A. 0.140% 01/01/39 (03/05/15) (a)(b)	3,300,000	3,300,000
IL Finance Authority
Campanya-Turano Bakery,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.470% 08/01/25 (03/05/15) (a)(b)	230,000	230,000
Concordia Place Apartrments LP,
Series 2013 A, AMT, LOC: BMO Harris Bank N.A. 0.160% 01/01/34 (03/05/15) (a)(b)	11,100,000	11,100,000
Decatur Mental Health Center,
Series 1997, AMT, LOC: PNC Bank N.A. 0.160% 05/01/18 (03/05/15) (a)(b)	765,000	765,000
Engineered Polymer,
Valspar Corp., Series 1995, AMT, LOC: Lloyds Bank: 0.130% 08/01/15 (03/05/15) (a)(b)	8,000,000	8,000,000
Groot Industries, Inc.,
Series 2003, AMT, LOC: JPMorgan Chase Bank 0.270% 12/01/23 (03/05/15) (a)(b)	2,565,000	2,565,000
Knead Dough Baking,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.470% 09/01/25 (03/05/15) (a)(b)	100,000	100,000

	Par ($)	Value ($)
Lake Towers Associates II LP,
Cinnamon Lake Towers, Series 1997, AMT, DPCE: FHLMC: 0.160% 10/01/23 (03/05/15) (a)(b)	8,565,000	8,565,000
University of Chicago,
Series 2001 B3, 0.160% 07/01/36 (03/12/15) (a)(d)	2,400,000	2,400,000
IL Housing Development Authority
Pontiac Tower Associates III,
Series 2005, AMT, LOC: BMO Harris Bank N.A. 0.160% 09/01/35 (03/05/15) (a)(b)	3,235,000	3,235,000
Sterling Towers Associates II,
Series 2001, AMT, LOC: BMO Harris Bank N.A. 0.160% 10/01/35 (03/05/15) (a)(b)	3,180,000	3,180,000
IL Will County
Exxon Capital Ventures,
Series 2001, AMT, GTY AGMT: ExxonMobil Oil Corp. 0.020% 04/01/26 (03/02/15) (a)(b)	6,500,000	6,500,000
Illinois Total		53,955,000
Indiana – 1.0%
IN Allen County
Debeere LLC,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.470% 08/01/17 (03/05/15) (a)(b)	900,000	900,000
IN DeKalb County
New Process Steel L.P.,
Series 2000 AMT, LOC: Wells Fargo Bank N.A. 0.010% 08/01/30 (03/05/15) (a)(b)	4,700,000	4,700,000
IN Rockport
AEP Generating Co.,
Series 1995 B, LOC: Bank of Tokyo-Mitsubishi UFJ 0.030% 07/01/25 (03/04/15) (a)(b)	6,000,000	6,000,000
Indiana Total		11,600,000

See Accompanying Notes to Financial Statements.

4

BofA Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Kansas – 3.0%
KS Olathe
Diamant Boart, Inc.,
Series 1997 A, AMT, LOC: Svenska Handelsbanken 0.140% 03/01/27 (03/05/15) (a)(b)	1,000,000	1,000,000
KS Wichita
Flightsafety Intl Inc,
Series 2003 AMT, GTY AGMT: Berkshire Hathaway 0.010% 11/01/23 (03/05/15) (a)(b)	20,780,000	20,780,000
KS Wyandotte County-Kansas City Unified Government
Series 2014 I,
0.180% 03/01/15	11,950,000	11,950,000
Kansas Total		33,730,000
Kentucky – 0.9%
KY Campbellsville-Taylor County Economic Development Authority
Airguard Industries, Inc.,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.300% 05/01/31 (03/04/15) (a)(b)	7,410,000	7,410,000
KY Hopkinsville
Comefri USA, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.180% 06/01/26 (03/05/15) (a)(b)	2,280,000	2,280,000
Kentucky Total		9,690,000
Maryland – 0.2%
MD Health & Higher Educational Facilities Authority
0.090% 03/04/15	2,300,000	2,300,000
Maryland Total		2,300,000
Massachusetts – 2.2%
MA Bay Transportation Authority
General Transportation System,
Series 2000 A1, SPA: Barclays Bank PLC 0.010% 03/01/30 (03/04/15) (a)(b)	415,000	415,000

	Par ($)	Value ($)
MA Clipper Tax-Exempt Certificate Trust
MA Bay Transportation Authority
Series 2007 LIQ FAC: State Street Bank & Trust Co. 0.050% 07/01/27 (03/05/15) (a)(b)	3,800,000	3,800,000
MA Commonwealth
Series 2005 A
Pre-refunded 3/1/15 Escrowed in U.S. Treasuries 5.000% 03/01/16	2,855,000	2,855,000
MA Framingham
Series 2014
5.000% 12/01/15	1,479,000	1,531,806
MA Haverhill
Series 2014
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 09/01/15	5,500,000	5,521,018
MA Lawrence
Series 2014 A
DPCE: Massachusetts Qualified Bond Program (Chapter 44A): 1.000% 06/01/15	3,002,450	3,007,724
1.000% 12/01/15	4,000,000	4,021,307
Series 2014
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 03/01/15	4,000,000	4,000,000
Massachusetts Total		25,151,855
Michigan – 1.7%
MI Higher Education Facilities Authority
University of Detroit Mercy,
Series 2007, LOC: JPMorgan Chase Bank 0.030% 11/01/36 (03/02/15) (a)(b)	5,425,000	5,425,000
MI RIB Floater Trust Various States
Michigan Finance Authority
Series 2014 LOC: Barclays Bank PLC 0.120% 06/01/15 (03/05/15) (a)(b)(c)	8,300,000	8,300,000

See Accompanying Notes to Financial Statements.

5

BofA Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.470% 02/01/16 (03/04/15) (a)(b)	100,000	100,000
MI Strategic Fund
Coastal Container Corp.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.220% 12/01/27 (03/05/15) (a)(b)	4,290,000	4,290,000
Lapeer Technologies LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.420% 02/01/20 (03/04/15) (a)(b)	250,000	250,000
MI Waterford School District
Series 2014
2.000% 05/01/15	1,295,000	1,298,628
Michigan Total		19,663,628
Minnesota – 4.0%
MN East Grand Forks Independent School District No 595
Series 2014
Credit Support: Minnesota School District Credit Enhancement Program 1.250% 09/11/15	3,000,000	3,015,864
MN Eden Prairie
SWB LLC,
Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.150% 11/01/20 (03/05/15) (a)(b)	1,145,000	1,145,000
MN Farmington Independent School District No 192
Series 2015 B
Credit Support: Minnesota School District Credit Enhancement Program 1.000% 09/28/15	4,000,000	4,016,918
MN Housing Finance Agency
Series 2014 C AMT,
0.350% 07/01/15	3,315,000	3,315,000

	Par ($)	Value ($)
MN New London-Spicer Independent School District No 345
Series 2014
Credit Support: Minnesota School District Credit Enhancement Program 1.250% 09/24/15	2,240,000	2,252,645
MN Oakdale
Cottages of Aspen Lp,
Series 2008 AMT, LOC: FHLMC 0.050% 06/01/45 (03/05/15) (a)(b)	4,100,000	4,100,000
MN Office of Higher Education
Series 2008 B, AMT,
LOC: U.S. Bank N.A. 0.020% 12/01/43 (03/05/15) (a)(b)	12,250,000	12,250,000
Series 2011 B AMT,
LOC: State Street Bank & Trust Co. 0.020% 10/01/46 (03/05/15) (a)(b)	16,000,000	16,000,000
Minnesota Total		46,095,427
Mississippi – 0.8%
MS Business Finance Corp.
Chevron U.S.A., Inc.,
Series 2011 A, GTY AGMT: Chevron Corp. 0.010% 11/01/35 (03/02/15) (a)(b)	8,875,000	8,875,000
Mississippi Total		8,875,000
Nebraska – 0.4%
NE Lincoln Electric System Revenue
Series 2012
4.000% 09/01/15	1,250,000	1,274,225
NE Omaha Public Power District
Electric Revenue CP Notes:
Series A 0.110% 05/05/15	3,200,000	3,200,000
Nebraska Total		4,474,225

See Accompanying Notes to Financial Statements.

6

BofA Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Nevada – 1.8%
NV Clark County Airport System Revenue,
Series 2008 C2, AMT,
LOC: State Street Bank & Trust Co. 0.020% 07/01/29 (03/04/15) (a)(b)	16,975,000	16,975,000
NV Housing Division
Sdashs Apartments Ltd.,
Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 0.170% 04/01/35 (03/05/15) (a)(b)	3,000,000	3,000,000
NV Sparks
Rix Industries,
Series 2002, AMT, LOC: Wells Fargo Bank N.A. 0.180% 07/01/27 (03/05/15) (a)(b)	775,000	775,000
Nevada Total		20,750,000
New Hampshire – 0.7%
NH Health & Education Facilities Authority
Series 2011 B AMT,
LOC: Royal Bank of Canada 0.100% 12/01/32 (03/05/15) (a)(b)	7,699,000	7,699,000
University System of New Hampshire,
Series 2011 B, 0.010% 07/01/33 (03/02/15) (a)(d)	600,000	600,000
New Hampshire Total		8,299,000
New Jersey – 5.8%
NJ Borough of Beachwood
Series 2015
1.000% 03/09/16 (e)	2,000,000	2,011,540
NJ Borough of Dumont
Series 2014
1.000% 06/24/15	5,673,000	5,684,023
NJ County of Union
Series 2014
0.750% 06/26/15	10,000,000	10,020,276
NJ Elizabeth
Series 2014
1.000% 04/10/15	15,000,000	15,012,493

	Par ($)	Value ($)
NJ Health Care Facilities Financing Authority
Virtua Health, Inc.,
Series 2009 D, LOC: TD Bank N.A. 0.010% 07/01/43 (03/05/15) (a)(b)	1,350,000	1,350,000
NJ RIB Floater Trust
NJ Healthcare Financing Authority
Series 2013, LOC: Barclays Bank PLC 0.070% 07/03/17 (03/05/15) (a)(b)(c)	17,555,000	17,555,000
NJ Township of East Brunswick
Series 2014
1.000% 03/20/15	4,940,000	4,942,001
NJ Township of Livingston
Series 2014
1.000% 04/15/15	6,000,000	6,005,756
NJ Township of Readington
Series 2015
1.000% 08/05/15	2,225,000	2,233,188
NJ Township of River Vale
Series 2014
1.000% 08/14/15	1,621,000	1,626,293
New Jersey Total		66,440,570
New York – 7.6%
NY Arlington Central School District
Series 2014
Insured: State Aid Withholding 1.000% 11/13/15	2,031,460	2,041,439
NY Ballston Spa Central School District
Series 2014
Insured: State Aid Withholding 1.000% 09/25/15	3,800,000	3,816,631
NY City Housing Development Corp.
Hps 50th Avenue Associates,
Series 2014 A, LOC: Wells Fargo Bank N.A. 0.010% 12/01/45 (03/04/15) (a)(b)	2,800,000	2,800,000
NY City Water & Sewer System
Series 2007 BB-1,
SPA: Bank of Tokyo-Mitsubishi UFJ 0.010% 06/15/36 (03/05/15) (a)(b)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

7

BofA Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2013
SPA: TD Bank N.A. 0.010% 06/15/49 (03/02/15) (a)(b)	1,900,000	1,900,000
NY Corning School District
Series 2014 C
Insured: State Aid Withholding 1.000% 06/25/15	14,800,000	14,839,416
NY Hamburg Central School District
Series 2014,
Insured: State Aid Withholding 0.750% 06/12/15	5,790,000	5,796,830
NY Liverpool Central School District
Series 2014 B,
Insured: State Aid Withholding 1.000% 10/02/15	1,835,194	1,843,388
NY Nassau Health Care Corp.
Series 2009 B1,
LOC: TD Bank N.A. 0.020% 08/01/29 (03/04/15) (a)(b)	7,450,000	7,450,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2002 A-4
SPA: TD Bank N.A. 0.010% 11/01/29 (03/02/15) (a)(b)	7,000,000	7,000,000
NY New York City
Series 2012 G7
LOC: Bank Tokyo-Mitsubishi UFJ 0.010% 04/01/42 (03/02/15) (a)(b)	7,585,000	7,585,000
NY Sachem Central School District
Series 2014
Insured: State Aid Withholding 1.000% 06/26/15	10,500,000	10,526,235
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2007 A, LOC: HSBC Bank PLC 0.020% 12/01/32 (03/05/15) (a)(b)	1,935,000	1,935,000
NY Town of Amherst
Series 2014
0.750% 11/12/15	8,000,000	8,028,504

	Par ($)	Value ($)
NY Triborough Bridge & Tunnel Authority
Series 2002 F,
SPA: Landesbank Hessen-Thüringen 0.030% 11/01/32 (03/02/15) (a)(b)	1,770,000	1,770,000
NY White Plains City School District
Series 2014
Insured: State Aid Withholding 1.000% 06/26/15	5,000,000	5,013,831
New York Total		87,346,274
North Carolina – 2.3%
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
ABCO Automation, Inc.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.130% 07/01/21 (03/05/15) (a)(b)	1,000,000	1,000,000
Snider Tire, Inc.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.130% 10/01/19 (03/05/15) (a)(b)	800,000	800,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Valspar Corp. Project,
Series 1995, AMT, LOC: Lloyds Bank 0.130% 06/01/15 (03/05/15) (a)(b)	4,500,000	4,500,000
NC Medical Care Commission
Caromont Health Obligation Group,
Series 2003 B LOC: Wells Fargo Bank N.A. 0.010% 08/15/34 (03/04/15) (a)(b)	7,590,000	7,590,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC,
Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.130% 01/01/28 (03/05/15) (a)(b)	3,695,000	3,695,000

See Accompanying Notes to Financial Statements.

8

BofA Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Stanly County Industrial Facilities & Pollution Control Financing Authority
Chicago Tube & Iron Co.,
Series 2008, LOC: JPMorgan Chase Bank 0.120% 04/01/18 (03/05/15) (a)(b)	3,530,000	3,530,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.080% 03/01/27 (03/05/15) (a)(b)	5,000,000	5,000,000
North Carolina Total		26,115,000
Ohio – 0.5%
OH Cuyahoga County
Corporate Wings,
Series 2005, AMT, LOC: U.S. Bank N.A. 0.100% 04/01/25 (03/05/15) (a)(b)	745,000	745,000
OH Franklin
Series 2013,
4.000% 05/15/15	1,230,000	1,239,569
OH Solon
JTM Products, Inc., Project,
Series 2001, AMT, LOC: PNC Bank N.A. 0.100% 06/01/21 (03/05/15) (a)(b)	915,000	915,000
OH State
Series 2014
1.000% 12/15/15	2,500,000	2,514,010
Ohio Total		5,413,579
Oregon – 0.5%
OR Business Development Commission
Murphy Co.,
Series 2011 230, AMT, LOC: U.S. Bank N.A. 0.050% 04/01/41 (03/04/15) (a)(b)	6,000,000	6,000,000
Oregon Total		6,000,000

	Par ($)	Value ($)
Pennsylvania – 3.0%
PA Bucks County Industrial Development Authority
Grand View Hospital,
Series 2008 A, LOC: TD Bank N.A. 0.010% 07/01/34 (03/05/15) (a)(b)	6,400,000	6,400,000
PA Economic Development Financing Authority
Pittsburgh Allegheny County,
Series 2002 A3, AMT, LOC: PNC Bank N.A. 0.160% 04/01/22 (03/05/15) (a)(b)	800,000	800,000
PA Lawrence County Industrial Development Authority
Doren, Inc.,
Series 2004, AMT, LOC: PNC Bank N.A. 0.160% 12/01/15 (03/05/15) (a)(b)	1,700,000	1,700,000
PA Philadelphia Airport Revenue
Series 2005 C2, AMT,
LOC: Royal Bank of Canada 0.020% 06/15/25 (03/04/15) (a)(b)	13,220,000	13,220,000
PA Philadelphia Authority for Industrial Development
Series 2007 B2
LOC: TD Bank N.A. 0.010% 10/01/30 (03/05/15) (a)(b)	11,750,000	11,750,000
Pennsylvania Total		33,870,000
Puerto Rico – 1.5%
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.220% 09/01/15 (03/05/15) (a)(b)(c)	16,915,000	16,915,000
Puerto Rico Total		16,915,000
South Carolina – 1.9%
SC Association of Governmental Organizations
Series 2014 A,
Credit Support: South Carolina School District Enhancement Program 1.000% 03/02/15	9,725,000	9,725,231

See Accompanying Notes to Financial Statements.

9

BofA Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
SC Jobs-Economic Development Authority
Heathwood Hall Episc Sch,
Series 2001 LOC: Wells Fargo Bank N.A. 0.010% 08/01/29 (03/05/15) (a)(b)	6,900,000	6,900,000
Quoizel, Inc.,
Series 1996, AMT, LOC: Branch Banking & Trust 0.080% 05/01/16 (03/05/15) (a)(b)	625,000	625,000
Watson Engineering, Inc.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.100% 09/01/27 (03/05/15) (a)(b)	3,500,000	3,500,000
SC Orangeburg County School District No 3
Series 2011
Credit Support: South Carolina School District Enhancement Program 4.000% 04/01/15	1,160,000	1,163,761
South Carolina Total		21,913,992
South Dakota – 1.4%
SD Housing Development Authority
Series 2007 I, AMT,
SPA: FHLB 0.030% 05/01/38 (03/05/15) (a)(b)	16,000,000	16,000,000
South Dakota Total		16,000,000
Tennessee – 0.4%
TN Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board,
Pedcor Investments-2006-XCII LP, Series 2006 A, AMT, LOC: U.S. Bank N.A. 0.040% 12/01/41 (03/05/15) (a)(b)	5,000,000	5,000,000
Tennessee Total		5,000,000

	Par ($)	Value ($)
Texas – 10.3%
TX Harris County Industrial Development Corp.
Exxon Capital Ventures,
Series 1987, AMT, GTY AGMT: Exxon Mobil Corp. 0.020% 08/15/27 (03/02/15) (a)(b)	4,200,000	4,200,000
TX Houston Utility System Revenue
Series 2004 B2
LOC: Bank of NY Mellon Trust 0.010% 05/15/34 (03/05/15) (a)(b)	40,700,000	40,700,000
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures,
Series 2010, GTY AGMT: Exxon Mobil Corp. 0.010% 11/01/38 (03/02/15) (a)(b)	5,350,000	5,350,000
TX Mesquite Independent School District
Series 2000,
LIQ FAC: JPMorgan Chase Bank 0.100% 08/15/25 (06/11/15) (a)(b)	2,855,000	2,855,000
TX Port of Port Arthur Navigation District
DPCE: Total S.A.:
Series 1998, AMT, 0.060% 05/01/33 (03/04/15) (a)(d)	3,300,000	3,300,000
Series 2000 B, AMT,
0.060% 05/01/35 (03/04/15) (a)(d)	10,000,000	10,000,000
TX State
Series 2002 A-2 AMT,
SPA: Landesbank Hessen-Thuringen: 0.050% 06/01/25 (03/04/15) (a)(b)	7,445,000	7,445,000
0.050% 06/01/33 (03/04/15) (a)(b)	8,650,000	8,650,000
Series 2003 A, AMT,
LOC: Landesbank Hessen-Thuringen 0.060% 06/01/34 (03/04/15) (a)(b)	10,000,000	10,000,000
Series 2010 AMT,
4.250% 08/01/15	3,530,000	3,590,365
Series 2014
1.500% 08/31/15	7,300,000	7,349,932

See Accompanying Notes to Financial Statements.

10

BofA Municipal Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Veterans Housing,
Series 2003, AMT, SPA: Landesbank Hessen-Thüringen 0.030% 06/01/34 (03/04/15) (a)(b)	5,000,000	5,000,000
TX University of Texas
Financing System,
Series 2008 B, LIQ FAC: University of Texas Investment Management Co. 0.010% 08/01/25 (03/05/15) (a)(b)	9,000,000	9,000,000
Texas Total		117,440,297
Virginia – 0.1%
VA Fairfax County Economic Development Authority
Szivic Family LLC,
Series 2006, AMT, LOC: Branch Banking & Trust 0.180% 09/01/26 (03/05/15) (a)(b)	1,200,000	1,200,000
Virginia Total		1,200,000
Washington – 1.6%
WA Economic Development Finance Authority
RMI Investors LLC,
Series 2001 F, AMT, LOC: Wells Fargo Bank N.A. 0.130% 08/01/26 (03/05/15) (a)(b)	2,410,000	2,410,000
WA Housing Finance Commission
Copper Landing LLC,
Series 2013 0.200% 08/01/15	5,750,000	5,750,000
WA Pierce County Economic Development Corp.
Sumner Leasing LLC,
Quality Stamping Project, Series 2006, AMT, LOC: FHLB 0.180% 12/01/36 (03/05/15) (a)(b)	1,805,000	1,805,000
WA Port of Seattle Industrial Development Corp.
Crowley Marine Services,
Series 2001, AMT, LOC: DNB NOR Bank ASA 0.120% 12/31/21 (03/04/15) (a)(b)	8,700,000	8,700,000
Washington Total		18,665,000

	Par ($)	Value ($)
Wisconsin – 1.6%
WI Ashland
Larson-Juhl U.S. LLC,
Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.180% 07/01/20 (03/06/15) (a)(b)	1,945,000	1,945,000
WI Health & Educational Facilities Authority
Bay Area Medical Center, Inc.,
Series 2008, LOC: BMO Harris N.A. 0.020% 02/01/38 (03/02/15) (a)(b)	3,640,000	3,640,000
Wheaton Franciscan Services,
Series 2003 B, LOC: U.S. Bank N.A. 0.020% 08/15/33 (03/04/15) (a)(b)	11,650,000	11,650,000
WI Public Finance Authority
Glenridge on Palmer Ranch,
Series 2011 B, LOC: Bank of Scotland 0.030% 06/01/41 (03/02/15) (a)(b)	1,560,000	1,560,000
Wisconsin Total		18,795,000
Wyoming – 1.4%
WY Sweetwater County
PacifiCorp,
Series 1995, AMT, LOC: Bank of Nova Scotia 0.030% 11/01/25 (03/02/15) (a)(b)	16,300,000	16,300,000
Wyoming Total		16,300,000
Total Municipal Bonds (cost of $901,428,571)		901,428,571
Closed-End Investment Companies – 18.5%
Other – 18.5%
Nuveen Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.110% 12/01/40 (03/05/15) (a)(b)(c)	100,000,000	100,000,000

See Accompanying Notes to Financial Statements.

11

BofA Municipal Reserves

February 28, 2015 (Unaudited)

Closed-End Investment Companies (continued)
	Par ($)	Value ($)
Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT,
LIQ FAC: JPMorgan Chase Bank 0.100% 03/01/40 (03/05/15) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
Series 2010,
LIQ FAC: JPMorgan Chase Bank 0.100% 12/01/40 (03/05/15) (a)(b)(c)	34,600,000	34,600,000
Other Total		211,800,000
Total Closed-End Investment Companies (cost of $211,800,000)		211,800,000
Total Short-Term Obligation – 2.8%
Variable Rate Demand Notes – 2.8%
FHLMC Multi-Family VRD Certificates
3.625% 08/15/51	31,000,000	31,540,657
Variable Rate Demand Notes Total		31,540,657
Total Short-Term Obligation (cost of $31,540,657)		31,540,657
Total Investments – 100.1% (cost of $1,144,769,228) (f)		1,144,769,228
Other Assets & Liabilities, Net – (0.1)%		(720,969)
Net Assets – 100.0%		1,144,048,259

Notes to Investment Portfolio:

(a)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities, which are not illiquid, amounted to $254,735,000 or 22.2% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(e)  Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)  Cost for federal income tax purposes is $1,144,769,228.

The following table summarizes the inputs used, as of February 28, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$901,428,571	$—	$901,428,571
Total Closed-End Investment Companies	—	211,800,000	—	211,800,000
Total Short-Term Obligations	—	31,540,657	—	31,540,657
Total Investments	$—	$1,144,769,228	$—	$1,144,769,228

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	78.8
Closed-End Investment Companies	18.5
97.3
Short-Term Obligations	2.8
Other Assets & Liabilities, Net	(0.1)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts – Liquidity Optional Tender Series
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities – BofA Municipal Reserves
February 28, 2015 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	1,144,769,228
	Cash	26,998
	Receivable for:
	Fund shares sold	100,000
	Interest	1,289,979
	Expense reimbursement due from investment advisor	26,811
	Trustees' deferred compensation plan	12,019
	Prepaid expenses	25,015
	Total Assets	1,146,250,050
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	2,011,540
	Distributions	5
	Investment advisory fee	55,407
	Administration fee	22,824
	Pricing and bookkeeping fees	13,089
	Transfer agent fee	7,008
	Trustees' fees	2,250
	Audit fee	27,484
	Legal fee	34,026
	Custody fee	4,841
	Chief Compliance Officer expenses	1,510
	Trustees' deferred compensation plan	12,019
	Other liabilities	9,788
	Total Liabilities	2,201,791
	Net Assets	1,144,048,259
Net Assets Consist of	Paid-in capital	1,144,320,856
	Accumulated net realized loss	(272,597)
	Net Assets	1,144,048,259

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities (continued) – BofA Municipal Reserves
February 28, 2015 (Unaudited)

Adviser Class Shares	Net assets	$15,107,124
	Shares outstanding	15,104,807
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$452,614,574
	Shares outstanding	452,545,165
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$29,965,913
	Shares outstanding	29,961,330
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$18,307,080
	Shares outstanding	18,304,289
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$16,125,425
	Shares outstanding	16,122,952
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$147,011
	Shares outstanding	146,989
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$76,934
	Shares outstanding	76,923
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$611,704,198
	Shares outstanding	611,610,393
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

14

Statement of Operations – BofA Municipal Reserves

For the Six Months Ended February 28, 2015 (Unaudited)

		($)
Investment Income	Interest	626,468
Expenses	Investment advisory fee	773,476
	Administration fee	445,650
	Distribution fee:
	Daily Class Shares	52,469
	Investor Class Shares	73
	Service fee:
	Adviser Class Shares	37,099
	Daily Class Shares	37,478
	Investor Class Shares	184
	Liquidity Class Shares	95
	Shareholder administration fee:
	Institutional Class Shares	2,200
	Trust Class Shares	280,132
	Transfer agent fee	18,278
	Pricing and bookkeeping fees	73,623
	Trustees' fees	17,286
	Custody fee	7,011
	Chief Compliance Officer expenses	4,403
	Other expenses	190,755
	Total Expenses	1,940,212
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(903,887)
	Fees waived by distributor:
	Adviser Class Shares	(37,078)
	Daily Class Shares	(89,920)
	Institutional Class Shares	(2,188)
	Investor Class Shares	(256)
	Liquidity Class Shares	(95)
	Trust Class Shares	(280,320)
	Net Expenses	626,468
	Net Investment Income	—
	Net Increase Resulting from Operations	—

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets – BofA Municipal Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2015 ($)	Year Ended August 31, 2014 ($)
Operations	Net investment income	—	—
	Net realized gain on investments	—	29,268
	Net increase resulting from operations	—	29,268
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(2,620)	—
	Capital Class Shares	(34,633)	—
	Daily Class Shares	(2,903)	—
	Institutional Capital Shares	(1,635)	—
	Institutional Class Shares	(515)	—
	Investor Class Shares	(13)	—
	Liquidity Class Shares	(7)	—
	Trust Class Shares	(46,121)	—
	Total distributions to shareholders	(88,447)	—
	Net Capital Stock Transactions	154,324,310	(411,986,076)
	Total increase (decrease) in net assets	154,235,863	(411,956,808)
Net Assets	Beginning of period	989,812,396	1,401,769,204
	End of period	1,144,048,259	989,812,396
	Undistributed net investment income at end of period	—	88,460

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	76,000,444	76,000,444	299,107,499	299,107,499
Distributions reinvested	384	384	—	—
Redemptions	(98,601,008)	(98,601,008)	(288,914,688)	(288,914,688)
Net increase (decrease)	(22,600,180)	(22,600,180)	10,192,811	10,192,811
Capital Class Shares
Subscriptions	491,285,087	491,285,087	827,315,416	827,315,416
Distributions reinvested	4,474	4,474	—	—
Redemptions	(407,142,748)	(407,142,748)	(1,129,796,747)	(1,129,796,747)
Net increase (decrease)	84,146,813	84,146,813	(302,481,331)	(302,481,331)
Daily Class Shares
Subscriptions	14,716,793	14,716,793	207,626	207,626
Distributions reinvested	1	1	—	—
Redemptions	(4,042,381)	(4,042,381)	(6,677,278)	(6,677,278)
Net increase (decrease)	10,674,413	10,674,413	(6,469,652)	(6,469,652)
Institutional Capital Shares
Subscriptions	1,269,540	1,269,540	2,455,970	2,455,970
Distributions reinvested	1,078	1,078	—	—
Redemptions	(1,666,945)	(1,666,945)	(15,439,333)	(15,439,333)
Net decrease	(396,327)	(396,327)	(12,983,363)	(12,983,363)
Institutional Class Shares
Subscriptions	19,758,414	19,758,414	30,210,000	30,210,000
Distributions reinvested	400	400	—	—
Redemptions	(17,670,927)	(17,670,927)	(38,263,755)	(38,263,755)
Net increase (decrease)	2,087,887	2,087,887	(8,053,755)	(8,053,755)
Investor Class Shares
Distributions reinvested	13	13	—	—
Redemptions	(5,978)	(5,978)	(92,757)	(92,757)
Net decrease	(5,965)	(5,965)	(92,757)	(92,757)
Liquidity Class Shares
Subscriptions	—	—	10,000	10,000
Distributions reinvested	7	7	—	—
Redemptions	—	—	(5,495,003)	(5,495,003)
Net increase (decrease)	7	7	(5,485,003)	(5,485,003)
Trust Class Shares
Subscriptions	403,913,790	403,913,790	879,849,557	879,849,557
Redemptions	(323,496,128)	(323,496,128)	(966,462,583)	(966,462,583)
Net increase (decrease)	80,417,662	80,417,662	(86,613,026)	(86,613,026)

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2015		2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—		—	(d)	—	(d)	0.0001
Net realized gain (loss) on investments	—		— (d)	—	(d)	—		—		—
Total from investment operations	—		— (d)	—	(d)	—	(d)	—	(d)	0.0001
Less Distributions to Shareholders:
From net investment income	—	(d)	—	—	(d)	—	(d)	—		(0.0001)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01	%(g)	0.00%	0.04	%(h)	0.00	%(i)	0.00%		0.00	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(j)	0.16%	0.22	%(k)	0.29	%(k)	0.34	%(k)	0.39	%(k)
Waiver/Reimbursement	0.42	%(j)	0.38%	0.31%		0.23%		0.18%		0.13%
Net investment income	—		—	—	(k)	—	%(i)(k)	—	%(i)(k)	0.01	%(k)
Net assets, end of period (000s)	$15,107		$37,715	$27,518		$50,243		$168,505		$329,108

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.
See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2015		2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	(d)	0.001		0.001		0.0019
Net realized gain (loss) on investments	—		— (d)	—	(d)	—		—		—
Total from investment operations	—		— (d)	—	(d)	0.001		0.001		0.0019
Less Distributions to Shareholders:
From net investment income	—	(d)	—	—	(d)	(0.001)		(0.001)		(0.0019)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01	%(g)	0.00%	0.07	%(h)	0.09%		0.14%		0.19%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(i)	0.16%	0.20	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.18	%(i)	0.13%	0.08%		0.07%		0.07%		0.06%
Net investment income	—		—	0.04	%(j)	0.09	%(j)	0.14	%(j)	0.18	%(j)
Net assets, end of period (000s)	$452,615		$368,501	$670,991		$1,814,346		$2,825,365		$3,619,465

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2015		2014	2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—		—	(c)	—	(c)	—
Net realized gain (loss) on investments	—		— (c)	—	(c)	—		—		—
Total from investment operations	—		— (c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	—	(c)	—	(c)	—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01	%(f)	0.00%	0.04	%(g)	0.00	%(h)	0.00	%(h)	0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(i)	0.16%	0.23	%(j)	0.29	%(j)	0.35	%(j)	0.39	%(j)
Waiver/Reimbursement	0.78	%(i)	0.73%	0.65%		0.58%		0.52%		0.47%
Net investment income	—		—	—	(j)	—	%(h)(j)	—	%(h)(j)	—	(j)
Net assets, end of period (000s)	$29,966		$19,292	$25,761		$40,160		$88,455		$452,671

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Rounds to less than 0.01%.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2015		2014	2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	(e)	0.001		0.001		0.0019
Net realized gain (loss) on investments	—		— (e)	—	(e)	—		—		—
Total from investment operations	—		— (e)	—	(e)	0.001		0.001		0.0019
Less Distributions to Shareholders:
From net investment income	—	(e)	—	—	(e)	(0.001)		(0.001)		(0.0019)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.00%	0.07	%(i)	0.09%		0.14%		0.19%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(j)	0.16%	0.19	%(k)(l)	0.20	%(k)	0.20	%(k)	0.20	%(k)
Waiver/Reimbursement	0.18	%(j)	0.13%	0.09%		0.07%		0.07%		0.06%
Net investment income	—		—	0.03	%(k)	0.09	%(k)	0.14	%(k)	0.19	%(k)
Net assets, end of period (000s)	$18,307		$18,705	$31,689		$29,978		$21,696		$25,943

(a)  On October 1, 2011, Class Z shares were converted to Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(d)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2015		2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	(d)	0.001		0.001		0.0015
Net realized gain (loss) on investments	—		— (d)	—	(d)	—		—		—
Total from investment operations	—		— (d)	—	(d)	0.001		0.001		0.0015
Less Distributions to Shareholders:
From net investment income	—	(d)	—	—	(d)	(0.001)		(0.001)		(0.0015)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01	%(g)	0.00%	0.05	%(h)	0.05%		0.10%		0.15%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(i)	0.16%	0.22	%(j)	0.24	%(j)	0.24	%(j)	0.24	%(j)
Waiver/Reimbursement	0.21	%(i)	0.17%	0.10%		0.07%		0.07%		0.06%
Net investment income	—		—	0.02	%(j)	0.05	%(j)	0.10	%(j)	0.15	%(j)
Net assets, end of period (000s)	$16,125		$14,039	$22,092		$89,248		$159,867		$328,101

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2015		2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—		—		—		—	(d)
Net realized gain (loss) on investments	—		— (e)	—	(e)	—		—		—
Total from investment operations	—		— (e)	—	(e)	—		—		—	(d)
Less Distributions to Shareholders:
From net investment income	—	(e)	—	—	(e)	—		—		—	(d)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.00%	0.04	%(i)	0.00%		0.00%		0.00	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(k)	0.16%	0.23	%(l)	0.29	%(l)	0.34	%(l)	0.39	%(l)
Waiver/Reimbursement	0.52	%(k)	0.48%	0.40%		0.33%		0.28%		0.22%
Net investment income	—		—	—	(l)	—	(l)	—	(l)	—	%(j)(l)
Net assets, end of period (000s)	$147		$153	$246		$240		$218		$245

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.0001 per share.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2015		2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—		—	(d)	—	(d)	0.0004
Net realized gain (loss) on investments	—		— (d)	—	(d)	—		—		—
Total from investment operations	—		— (d)	—	(d)	—	(d)	—	(d)	0.0004
Less Distributions to Shareholders:
From net investment income	—	(d)	—	—	(d)	—	(d)	—	(d)	(0.0004)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01	%(g)	0.00%	0.04	%(h)	0.00	%(i)	0.01%		0.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(j)	0.18%	0.23	%(k)	0.29	%(k)	0.33	%(k)	0.34	%(k)
Waiver/Reimbursement	0.43	%(j)	0.36%	0.30%		0.23%		0.19%		0.17%
Net investment income	—		—	—	(k)	—	%(i)(k)	0.01	%(k)	0.06	%(k)
Net assets, end of period (000s)	$77		$77	$5,563		$7,104		$8,184		$12,882

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2015		2014	2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—		—	(d)	—	(d)	0.0009
Net realized gain (loss) on investments	—		— (d)	—	(d)	—		—		—
Total from investment operations	—		— (d)	—	(d)	—	(d)	—	(d)	0.0009
Less Distributions to Shareholders:
From net investment income	—	(d)	—	—	(d)	—	(d)	—	(d)	(0.0009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01	%(g)	0.00%	0.04	%(h)	0.01%		0.05%		0.09%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.12	%(i)	0.16%	0.22	%(j)	0.28	%(j)	0.29	%(j)	0.30	%(j)
Waiver/Reimbursement	0.28	%(i)	0.23%	0.16%		0.09%		0.08%		0.06%
Net investment income	—		—	—	(j)	0.01	%(j)	0.05	%(j)	0.09	%(j)
Net assets, end of period (000s)	$611,704		$531,331	$617,909		$531,446		$551,600		$351,866

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Notes to Financial Statements – BofA Municipal Reserves
February 28, 2015 (Unaudited)

Note 1. Organization

BofA Municipal Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.

26

BofA Municipal Reserves, February 28, 2015 (Unaudited)

Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2014 was as follows:

Distributions paid from
Tax-Exempt Income	$—
Ordinary Income*	$—

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after

27

BofA Municipal Reserves, February 28, 2015 (Unaudited)

December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

As of August 31, 2014, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$226,472

As of August 31, 2014, the Fund had post-Effective Date capital losses as follows:

Short-Term Losses
$46,125

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."),

provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2015, the Fund's annualized effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2015, the annualized effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and

28

BofA Municipal Reserves, February 28, 2015 (Unaudited)

bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to

Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or

29

BofA Municipal Reserves, February 28, 2015 (Unaudited)

amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2017	2016	2015	recovery	ended 02/28/2015
$1,115,571	$1,634,583	$2,382,610	$5,132,764	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the

30

BofA Municipal Reserves, February 28, 2015 (Unaudited)

Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2015, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual

31

BofA Municipal Reserves, February 28, 2015 (Unaudited)

fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

32

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 9, 2014, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

The Board's Contracts Review Committee met on multiple occasions prior to the December meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. In addition, in preparation for the December meeting, the Board met in September 2014 to review and discuss the materials and information described below. The Board also received performance and other reports at its quarterly meetings throughout the year and considered factors and information relevant to its annual consideration of the Advisory Agreement at each meeting. As part of its review process, the Board considered BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf relating to the Advisory Agreements, other services provided by BoAA and its affiliates and the overall fees paid by the Funds, including fees paid to financial intermediaries. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as the market environment in which the Funds operate and amendments to the regulatory requirements applicable to money market funds. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. As part of its review, the Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA, as well as the infrastructure and support staff in place to assist in the management of the Funds.

In addition, the Board considered the investment, operational and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

33

In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year. The Board also considered that each Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board noted recent amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission on July 23, 2014 with compliance dates in 2015 and 2016. The Board considered BoAA's expertise in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its ability to manage the Funds in accordance with the recent amendments.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, supervisory and compliance personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers offering administrative, transfer agency and other services.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Board noted that BoAA had voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and may be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds ("Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee

34

Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Municipal Reserves, the Board noted that the Fund's Contractual Management Fee Rate, Actual Management Fee Rate and total expense ratio were each above the median range of its Peer Group.

The Board generally noted other relevant factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, with respect to BofA Municipal Reserves, the Board noted that the net return investment performance of certain classes of the Fund was below the median range of its Universe (meaning that the Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the Advisory Agreement for such Fund, generally noted other relevant factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate, Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of BoAA and certain affiliates. The Board received and considered information regarding the allocation methodologies and estimates used in determining profitability. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds, including further investments in personnel and technology associated with the management, operations and compliance services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by

35

BoAA to its other clients with investment strategies similar to those of the Funds, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the significantly greater services provided to and increased costs, risks and regulatory requirements associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationships with the Funds. Such benefits include, among others, benefits attributable to BoAA's and its affiliates' relationships with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year, including at each of its quarterly meetings.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

36

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888-331-0904
Institutional Investors: 800-353-0828

BofA Municipal Reserves

Semiannual Report, February 28, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-MNR-0415

BofA Funds

Semiannual Report

February 28, 2015

•  BofA New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Board Consideration and Re-Approval of Investment Advisory Agreement	21
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA New York Tax-Exempt Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

09/01/14 – 02/28/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.30	0.50	0.50	0.10
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.30	0.50	0.50	0.10
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.30	0.50	0.50	0.10
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.30	0.50	0.50	0.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA New York Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds – 96.6%
	Par ($)	Value ($)
New York – 92.8%
NY Amherst Development Corp.
Asbury Pointe, Inc.,
Series 2011 A, LOC: M&T Bank 0.040% 02/01/35 (03/05/15) (a)(b)	3,760,000	3,760,000
NY Arlington Central School District
Series 2014
Insured: State Aid Withholding 1.000% 11/13/15	3,000,000	3,014,737
NY Bedford Central School District
Series 2014
Insured: State Aid Withholding 1.000% 07/17/15	1,196,248	1,199,491
NY Brewster Central School District
Series 2015
Insured: State Aid Withholding 1.000% 10/09/15	850,297	853,393
NY City Water & Sewer System
Series 2007 BB-1,
SPA: Bank of Tokyo-Mitsubishi UFJ 0.010% 06/15/36 (03/05/15) (a)(b)	9,300,000	9,300,000
Series 2013
SPA: TD Bank N.A. 0.010% 06/15/49 (03/02/15) (a)(b)	2,300,000	2,300,000
NY Clarence Central School District
Series 2014
Insured: State Aid Withholding 1.000% 07/16/15	1,937,500	1,941,985
NY Clipper Tax-Exempt Certificate Trust
New York Dormitory Authority,
Series 2007, LIQ FAC: State Street Bank & Trust Co. 0.040% 11/15/26 (03/05/15) (a)(b)	15,125,000	15,125,000
NY Corning City School District
Series 2015
Insured: State Aid Withholding 0.500% 06/25/15 (c)	4,000,000	4,004,160
NY County of Sullivan
Series 2014,
1.000% 03/06/15	7,350,000	7,350,733
	Par ($)	Value ($)
Series 2015,
1.250% 03/04/16 (c)	4,250,000	4,290,120
NY County of Tompkins
Series 2014 B,
1.000% 10/15/15	3,240,000	3,255,377
NY County of Ulster
Series 2014 A,
1.000% 11/13/15	1,187,000	1,192,154
NY County of Westchester
Series 2013 B
4.000% 07/01/15	2,000,000	2,026,314
NY Dormitory Authority
Catholic Health System,
Series 2008, LOC: HSBC Bank USA N.A. 0.020% 07/01/34 (03/05/15) (a)(b)	6,945,000	6,945,000
City University of NY,
Series 2008 LOC: TD Bank N.A. 0.010% 07/01/31 (03/05/15) (a)(b)	16,050,000	16,050,000
Northern Westchester Hospital,
Series 2009, LOC: TD Bank N.A. 0.010% 11/01/34 (03/05/15) (a)(b)	4,280,000	4,280,000
Series 2008 C
5.000% 03/15/15	1,240,000	1,242,515
Series 2015 A
2.000% 03/15/15	12,490,000	12,499,617
St John's University,
Series 2008 B2 LOC: U.S. Bank N.A. 0.010% 07/01/37 (03/05/15) (a)(b)	1,775,000	1,775,000
NY Erie County Industrial Development Agency
Series 2011 B,
Insured: State Aid Withholding 5.000% 05/01/15	1,000,000	1,008,040
NY Fayetteville-Manlius Central School District
Series 2014
Insured: State Aid Withholding 1.000% 07/17/15	7,000,000	7,020,859
NY Green County
Series 2014,
1.000% 03/27/15	7,000,000	7,003,685

See Accompanying Notes to Financial Statements.

2

BofA New York Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Hamburg Central School District
Series 2014,
Insured: State Aid Withholding 0.750% 06/12/15	4,000,000	4,004,718
NY Housing Finance Agency
44th Street Development,
Series 2011 A2 LOC: Wells Fargo Bank N.A. 0.010% 05/01/45 (03/04/15) (a)(b)	15,000,000	15,000,000
Durst Pyramid LLC,
Series 2014 A, LOC: Bank of NY Mellon 0.010% 05/01/49 (03/04/15) (a)(b)	10,000,000	10,000,000
L&M 93rd Street LLC,
250 West 93rd St., Series 2005 A, AMT, LOC: Landesbank Hessen-Thüringen: 0.040% 11/01/38 (03/04/15) (a)(b)	5,650,000	5,650,000
Midtown West B LLC,
505 West 37th St. Series 2009 A, LOC: Landesbank Hessen-Thüringen: 0.030% 05/01/42 (03/02/15) (a)(b)	5,300,000	5,300,000
West 60th Realty LLC,
Series 2013 A1, LOC: Manufacturers & Traders: 0.010% 05/01/46 (03/04/15) (a)(b)	10,250,000	10,250,000
NY Islip Union Free School District
Series 2015
Insured: State Aid Withholding 2.000% 03/01/16 (c)	1,150,000	1,169,286
NY Liverpool Central School District
Series 2014 B,
Insured: State Aid Withholding 1.000% 10/02/15	2,600,000	2,611,609
NY Livingston County Industrial Development Agency
Red Jacket/Nicholas,
Series 2007 A, LOC: HSBC Bank USA N.A. 0.020% 07/01/19 (03/05/15) (a)(b)	1,187,000	1,187,000
	Par ($)	Value ($)
NY Metropolitan Transportation Authority
Series 2008 A-1,
LOC: Royal Bank of Canada 0.010% 11/01/31 (03/02/15) (a)(b)	1,290,000	1,290,000
NY Monroe County Industrial Development Agency
Nazareth College of Rochester,
Series 2008, LOC: JPMorgan Chase Bank 0.020% 04/01/38 (03/04/15) (a)(b)	1,755,000	1,755,000
NY Nassau Health Care Corp.
Series 2009 B1,
LOC: TD Bank N.A. 0.020% 08/01/29 (03/04/15) (a)(b)	2,900,000	2,900,000
Series 2009 C2,
LOC: Wells Fargo Bank N.A. 0.070% 08/01/29 (04/07/15) (a)(b)	5,365,000	5,365,000
NY New York City Housing Development Corp.
RBNB Wall Street Owner,
Series 2005 A, LOC: Landesbank Hessen-Thüringen 0.030% 12/01/36 (03/04/15) (a)(b)	6,545,000	6,545,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2002 1,
LIQ FAC: Landesbank Hessen-Thüringen 0.010% 11/01/22 (03/04/15) (a)(b)	1,340,000	1,340,000
Series 2012 C5
LOC: Sumitomo Mitsui Banking 0.010% 11/01/41 (03/05/15) (a)(b)	16,600,000	16,600,000
NY New York City
Series 1995 F-4,
LOC: Landesbank Hessen-Thüringen 0.010% 02/15/20 (03/04/15) (a)(b)	2,100,000	2,100,000
Series 2004 H-1,
LOC: Bank of NY Mellon 0.010% 03/01/34 (03/02/15) (a)(b)	1,300,000	1,300,000

See Accompanying Notes to Financial Statements.

3

BofA New York Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006 I-6,
LOC: Bank of NY Mellon Trust 0.010% 04/01/36 (03/02/15) (a)(b)	1,300,000	1,300,000
Series 2009 E,
5.000% 08/01/15	1,000,000	1,020,033
Series 2011 D3
LOC: California Public Employees Retirement System 0.010% 10/01/39 (03/02/15) (a)(b)	5,500,000	5,500,000
NY Oneida County Industrial Development Agency
Champion Home Builders Co.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.070% 06/01/29 (03/05/15) (a)(b)	6,820,000	6,820,000
Economic Development Growth Enterprises,
Series 2001, AMT, LOC: Bank of New York 0.050% 06/01/26 (03/05/15) (a)(b)	2,070,000	2,070,000
NY Port Authority of New York & New Jersey
Series 2014 AMT,
LIQ FAC: Citibank N.A. 0.070% 03/01/22 (03/05/15) (a)(b)(d)	2,050,000	2,050,000
NY Putnam County Industrial Development Agency
United Cerebral Palsy of Putnam,
Series 2005 B, LOC: TD Bank N.A. 0.020% 12/01/30 (03/05/15) (a)(b)	1,065,000	1,065,000
NY RIB Floater Trust Various States
New York City Municipal Water Finance Authority
Series 2013, LIQ FAC: Barclays Bank PLC 0.030% 06/15/44 (03/05/15) (a)(b)(d)	2,000,000	2,000,000
NY Riverhead Industrial Development Agency
Series 2007,
LOC: M&T Bank 0.050% 07/01/32 (03/05/15) (a)(b)	9,895,000	9,895,000
NY Rockville Centre Union Free School District
Series 2014 Insured: State Aid Withholding 2.000% 07/15/15	965,000	971,487
	Par ($)	Value ($)
NY Sachem Central School District
Series 2014 Insured: State Aid Withholding 1.000% 06/26/15	3,795,000	3,804,482
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2007 A, LOC: HSBC Bank PLC 0.020% 12/01/32 (03/05/15) (a)(b)	6,655,000	6,655,000
NY Shenendehowa Central School District
Series 2014
Insured: State Aid Withholding 1.000% 06/25/15	3,000,000	3,006,960
NY Town of Amherst
Series 2014
0.750% 11/12/15	1,000,000	1,003,563
NY Town of North Hempstead
Series 2014 D 0.500% 10/02/15	2,000,000	2,002,933
NY Town of Southampton
Series 2015 1.000% 02/24/16	2,745,640	2,762,612
NY Town of West Seneca
Series 2014 A 1.000% 07/30/15	2,500,000	2,507,539
NY Village of Kings Point
Series 2014 1.000% 07/31/15	3,590,000	3,600,420
New York Total		269,840,822
Puerto Rico – 3.8%
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.220% 09/01/15 (03/05/15) (a)(b)(d)	11,020,000	11,020,000
Puerto Rico Total		11,020,000
Total Municipal Bonds (cost of $280,860,822)		280,860,822

See Accompanying Notes to Financial Statements.

4

BofA New York Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Closed-End Investment Companies – 6.5%
	Par ($)	Value ($)
New York – 6.5%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A.: 0.080% 08/01/40 (03/05/15) (a)(b)(d)	16,800,000	16,800,000
0.080% 12/01/40 (03/05/15) (a)(b)(d)	2,000,000	2,000,000
New York Total		18,800,000
Total Closed-End Investment Companies (cost of $18,800,000)		18,800,000
Total Investments – 103.1% (cost of $299,660,822)(e)		299,660,822
Other Assets & Liabilities, Net – (3.1)%		(9,077,201)
Net Assets – 100.0%		290,583,621

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities, which are not illiquid, amounted to $33,870,000 or 11.7% of net assets for the Fund.

(e)  Cost for federal income tax purposes is $299,660,822.

The following table summarizes the inputs used, as of February 28, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$280,860,822	$—	$280,860,822
Total Closed-End Investment Companies	—	18,800,000	—	18,800,000
Total Investments	$—	$299,660,822	$—	$299,660,822

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	96.6
Closed-End Investment Companies	6.5
103.1
Other Assets & Liabilities, Net	(3.1)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA New York Tax-Exempt Reserves
February 28, 2015 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	299,660,822
	Cash	169,683
	Receivable for:
	Interest	426,314
	Expense reimbursement due from investment advisor	17,237
	Trustees' deferred compensation plan	283
	Prepaid expenses	5,357
	Total Assets	300,279,696
Liabilities	Payable for:
	Investments purchased	145,003
	Investments purchased on a delayed delivery basis	9,463,565
	Investment advisory fee	8,221
	Administration fee	2,395
	Pricing and bookkeeping fees	7,173
	Transfer agent fee	2,238
	Trustees' fees	2,114
	Audit fee	21,047
	Legal fee	34,026
	Custody fee	1,254
	Chief Compliance Officer expenses	1,268
	Trustees' deferred compensation plan	283
	Other liabilities	7,488
	Total Liabilities	9,696,075
	Net Assets	290,583,621
Net Assets Consist of	Paid-in capital	290,583,621
	Net Assets	290,583,621

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA New York Tax-Exempt Reserves
February 28, 2015 (Unaudited)

Capital Class Shares	Net assets	$62,498,542
	Shares outstanding	62,488,790
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$56,977
	Shares outstanding	56,968
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$7,453,817
	Shares outstanding	7,452,649
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$220,574,285
	Shares outstanding	220,539,683
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA New York Tax-Exempt Reserves
For the Six Months Ended February 28, 2015 (Unaudited)

		($)
Investment Income	Interest	140,010
Expenses	Investment advisory fee	204,148
	Administration fee	96,685
	Distribution fee:
	Investor Class Shares	3,653
	Service fee:
	Investor Class Shares	9,133
	Shareholder administration fee:
	Institutional Class Shares	11
	Trust Class Shares	102,157
	Transfer agent fee	5,184
	Pricing and bookkeeping fees	41,387
	Trustees' fees	15,181
	Custody fee	3,204
	Legal fees	52,769
	Chief Compliance Officer expenses	3,820
	Other expenses	44,291
	Total Expenses	581,623
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(326,639)
	Fees waived by distributor:
	Institutional Class Shares	(10)
	Investor Class Shares	(12,782)
	Trust Class Shares	(102,182)
	Net Expenses	140,010
	Net Investment Income	—
	Net Increase Resulting from Operations	—

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2015 ($)	Year Ended August 31, 2014 ($)
Operations	Net investment income	—	—
	Net realized gain on investments	—	23,621
	Net increase resulting from operations	—	23,621
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(115)	(5,131)
	Institutional Class Shares	—	(4)
	Investor Class Shares	(14)	(117)
	Trust Class Shares	(383)	(15,934)
	From net realized gains:
	Capital Class Shares	(5,312)	(3,288)
	Institutional Class Shares	(5)	(3)
	Investor Class Shares	(665)	(75)
	Trust Class Shares	(17,636)	(10,211)
	Total distributions to shareholders	(24,130)	(34,763)
	Net Capital Stock Transactions	26,921,411	(47,867,703)
	Total increase (decrease) in net assets	26,897,281	(47,878,845)
Net Assets	Beginning of period	263,686,340	311,565,185
	End of period	290,583,621	263,686,340
	Undistributed net investment income at end of period	—	512

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA New York Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	30,288,653	30,288,653	90,289,685	90,289,685
Redemptions	(33,082,185)	(33,082,185)	(121,275,378)	(121,275,378)
Net decrease	(2,793,532)	(2,793,532)	(30,985,693)	(30,985,693)
Institutional Class Shares
Distributions reinvested	5	5	7	7
Redemptions	—	—	(420,027)	(420,027)
Net increase (decrease)	5	5	(420,020)	(420,020)
Investor Class Shares
Subscriptions	14,781,250	14,781,250	4,989,311	4,989,311
Distributions reinvested	14	14	21	21
Redemptions	(8,361,427)	(8,361,427)	(5,403,658)	(5,403,658)
Net increase (decrease)	6,419,837	6,419,837	(414,326)	(414,326)
Trust Class Shares
Subscriptions	154,157,396	154,157,396	320,008,603	320,008,603
Distributions reinvested	67	67	151	151
Redemptions	(130,862,362)	(130,862,362)	(336,056,418)	(336,056,418)
Net increase (decrease)	23,295,101	23,295,101	(16,047,664)	(16,047,664)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(e)	0.001		0.001		0.0012
Net realized gain on investments	—		—	(e)	—	(e)	—	(e)	—		—
Total from investment operations	—		—	(e)	—	(e)	0.001		0.001		0.0012
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	(0.001)		(0.001)		(0.0012)
From net realized gains	—	(e)	—	(e)	—		—	(e)	—		—
Total distributions to shareholders	—	(e)	—	(e)	—	(e)	(0.001)		(0.001)		(0.0012)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.01%		0.03%		0.12%		0.14%		0.12%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.10	%(i)	0.15%		0.18	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.24	%(i)	0.19%		0.15%		0.13%		0.15%		0.09%
Net investment income	—		—		0.02	%(j)	0.06	%(j)	0.14	%(j)	0.11	%(j)
Net assets, end of period (000s)	$62,499		$65,300		$96,293		$101,154		$85,820		$123,141

(a)  On October 1, 2011, G-Trust shares and Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	0.001		0.001		0.0008
Net realized gain (loss) on investments	—		—	(d)	—	(d)	—	(d)	—		—
Total from investment operations	—		—	(d)	—	(d)	0.001		0.001		0.0008
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	(0.001)		(0.001)		(0.0008)
From net realized gains	—	(d)	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	(0.001)		(0.001)		(0.0008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01	%(g)	0.01%		0.02%		0.08%		0.10%		0.08%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.10	%(h)	0.14	%(i)	0.20	%(j)	0.24	%(j)	0.24	%(j)	0.24	%(j)
Waiver/Reimbursement	0.27	%(h)	0.24%		0.18%		0.13%		0.15%		0.09%
Net investment income	—		—		0.01	%(j)	0.03	%(j)	0.09	%(j)	0.07	%(j)
Net assets, end of period (000s)	$57		$57		$477		$467		$881		$95,095

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Annualized.

(i)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—		—		—
Net realized gain (loss) on investments	—		—	(d)	—	(d)	—	(d)	—		—
Total from investment operations	—		—	(d)	—	(d)	—	(d)	—		—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		—
From net realized gains	—	(d)	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01	%(g)	0.01%		0.01%		0.05%		0.00%		0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.10	%(h)	0.15%		0.21	%(i)	0.26	%(i)	0.31	%(i)	0.32	%(i)
Waiver/Reimbursement	0.59	%(h)	0.54%		0.48%		0.42%		0.49%		0.42%
Net investment income	—		—		—	(i)	—	(i)	—	(i)	—	(i)
Net assets, end of period (000s)	$7,454		$1,033		$1,448		$1,663		$365		$21,052

(a)  On October 1, 2011, the Investor Class shares of the Fund commenced operations and the Class A shares of the Fund converted into the Investor Class shares of the Fund. The financial information of the Fund's Investor Class shares prior to this conversion is that of the Class A shares.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		0.001		—	(d)	0.0003
Net realized gain (loss) on investments	—		—	(d)	—	(d)	—	(d)	—		—
Total from investment operations	—		—	(d)	—	(d)	0.001		—	(d)	0.0003
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	(0.001)		—	(d)	(0.0003)
From net realized gains	—	(d)	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	(0.001)		—	(d)	(0.0003)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01	%(g)	0.01%		0.01%		0.05%		0.05%		0.03%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.10	%(h)	0.15%		0.21	%(i)	0.26	%(i)	0.29	%(i)	0.29	%(i)
Waiver/Reimbursement	0.34	%(h)	0.29%		0.23%		0.17%		0.16%		0.10%
Net investment income	—		—		—	(i)	—	%(i)(j)	0.05	%(i)	0.03	%(i)
Net assets, end of period (000s)	$220,574		$197,297		$213,347		$259,254		$294,169		$391,472

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – BofA New York Tax-Exempt Reserves
February 28, 2015 (Unaudited)

Note 1. Organization

BofA New York Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Capital Class, Institutional Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. The following changes to the Fund's share classes occurred on October 1, 2011: Investor Class shares commenced operations; Class A shares were converted into Investor Class shares; and G-Trust shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the

15

BofA New York Tax-Exempt Reserves, February 28, 2015 (Unaudited)

1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

16

BofA New York Tax-Exempt Reserves, February 28, 2015 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2014 was as follows:

Distributions paid from
Tax-Exempt Income	$21,186
Ordinary Income*	$3
Long-Term Capital Gains	$13,574

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."),

provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2015, the Fund's annualized effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2015, the annualized effective administration fee rate, net of fee waivers but

17

BofA New York Tax-Exempt Reserves, February 28, 2015 (Unaudited)

including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares	0.10%	0.10%
Shareholder Servicing Plan:
Investor Class Shares	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

18

BofA New York Tax-Exempt Reserves, February 28, 2015 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2017	2016	2015	recovery	ended 02/28/2015
$405,813	$460,655	$547,553	$1,414,021	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2015, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a

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BofA New York Tax-Exempt Reserves, February 28, 2015 (Unaudited)

significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of New York, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of New York. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

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Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 9, 2014, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

The Board's Contracts Review Committee met on multiple occasions prior to the December meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. In addition, in preparation for the December meeting, the Board met in September 2014 to review and discuss the materials and information described below. The Board also received performance and other reports at its quarterly meetings throughout the year and considered factors and information relevant to its annual consideration of the Advisory Agreement at each meeting. As part of its review process, the Board considered BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf relating to the Advisory Agreements, other services provided by BoAA and its affiliates and the overall fees paid by the Funds, including fees paid to financial intermediaries. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as the market environment in which the Funds operate and amendments to the regulatory requirements applicable to money market funds. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. As part of its review, the Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA, as well as the infrastructure and support staff in place to assist in the management of the Funds.

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In addition, the Board considered the investment, operational and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year. The Board also considered that each Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board noted recent amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission on July 23, 2014 with compliance dates in 2015 and 2016. The Board considered BoAA's expertise in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its ability to manage the Funds in accordance with the recent amendments.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, supervisory and compliance personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers offering administrative, transfer agency and other services.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual

Management Fee Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Board noted that BoAA had voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and may be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds ("Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking

22

for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA New York Tax-Exempt Reserves, the Board noted that the Fund's total expense ratio was above the median range of its Peer Group.

The Board generally noted other relevant factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, with respect to BofA New York Tax-Exempt Reserves, the Board noted that the net return investment performance of certain classes of the Fund was below the median range of its Universe (meaning that the Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the

Advisory Agreement for such Fund, generally noted other relevant factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate, Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of BoAA and certain affiliates. The Board received and considered information regarding the allocation methodologies and estimates used in determining profitability. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds, including further investments in personnel and technology associated with the management, operations and compliance services provided to the Funds.

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Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients with investment strategies similar to those of the Funds, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the significantly greater services provided to and increased costs, risks and regulatory requirements associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationships with the Funds. Such benefits include, among others, benefits attributable to BoAA's and its affiliates' relationships with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year, including at each of its quarterly meetings.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA New York Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

25

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888-331-0904
Institutional Investors: 800-353-0828

BofA New York Tax-Exempt Reserves

Semiannual Report, February 28, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-NYTE-0415

BofA Funds

Semiannual Report

February 28, 2015

•  BofA Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	20
Statement of Operations	22
Statement of Changes in Net Assets	23
Financial Highlights	25
Notes to Financial Statements	33
Board Consideration and Re-Approval of Investment Advisory Agreement	39
Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Tax-Exempt Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

09/01/14 – 02/28/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.45	0.35	0.35	0.07 (a)
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.40	0.40	0.08

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

(a) The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

Investment Portfolio – BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds – 98.9%
	Par ($)	Value ($)
Alabama – 0.8%
AL Special Care Facilities Financing Authority
Altapointe Health Systems,
Mental Health Center, Inc., Series 2001, LOC: Wells Fargo Bank N.A. 0.160% 07/01/21 (03/06/15) (a)(b)	2,150,000	2,150,000
AL Tuscaloosa County Industrial Development Authority
Hunt Refining Company,
Series 2011 A LOC: Sumitomo Mitsui Banking 0.020% 06/01/28 (03/04/15) (a)(b)	30,000,000	30,000,000
Alabama Total		32,150,000
Alaska – 0.2%
AK Borough of North Slope
Series 2014 A
2.000% 06/30/15	5,000,000	5,031,125
AK Valdez Marine Terminal Revenue
Exxon Mobil Corp.,
Series 1993 A, 0.010% 12/01/33 (03/02/15) (b)(c)	4,500,000	4,500,000
Alaska Total		9,531,125
Arizona – 0.2%
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc.,
Series 2005 A, LOC: JPMorgan Chase Bank 0.070% 10/01/30 (03/05/15) (a)(b)	5,550,000	5,550,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001, LOC: Wells Fargo Bank N.A. 0.160% 12/01/21 (03/05/15) (a)(b)	1,185,000	1,185,000
Arizona Total		6,735,000

	Par ($)	Value ($)
Arkansas – 0.2%
AR Fort Smith
Mitsubishi Power System of America,
Series 2010, LOC: Bank Tokyo-Mitsubishi UFJ 0.040% 10/01/40 (03/05/15) (a)(b)	5,930,000	5,930,000
Arkansas Total		5,930,000
California – 4.7%
CA Bay Area Toll Authority
Series 2007 B2,
LOC: Sumitomo Mitsui Banking 0.010% 04/01/47 (03/05/15) (a)(b)	10,000,000	10,000,000
CA City of Los Angeles
Series 2014
1.500% 06/25/15	1,000,000	1,004,408
CA Irvine Ranch Water District
Series 2011 A-1,
0.050% 10/01/37 (03/05/15) (b)(c)	12,300,000	12,300,000
CA Los Angeles Department of Water & Power
Series 2001 B-5
SPA: Bank of Montreal 0.010% 07/01/34 (03/05/15) (a)(b)	6,500,000	6,500,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente,
Series 2011 E-21, LOC: Royal Bank of Canada 0.020% 10/01/15 (03/05/15) (a)(b)(d)	15,900,000	15,900,000
CA Sacramento Municipal Utility District
Series 2012 L
LOC: U.S. Bank N.A. 0.010% 08/15/41 (03/05/15) (a)(b)	11,300,000	11,300,000
CA Southern Public Power Authority
Series 2009
LOC: Wells Fargo Bank N.A. 0.010% 07/01/36 (03/04/15) (a)(b)	23,715,000	23,715,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Statewide Communities Development Authority
0.140% 10/07/15	28,000,000	28,000,000
Kaiser Permanente:
Series 04-K, 0.140% 03/02/15	7,000,000	7,000,000
Series 09-D, 0.130% 05/05/15	15,000,000	15,000,000
CA State
Series 2003 A-2
LOC: Bank of Montreal 0.010% 05/01/33 (03/02/15) (a)(b)	10,450,000	10,450,000
CA University of California
Series 2013
0.010% 05/15/48 (03/05/15) (b)(c)	42,800,000	42,800,000
California Total		183,969,408
Colorado – 0.4%
CO City of Colorado Springs
Fine Arts Center,
Series 2006, LOC: Wells Fargo Bank N.A. 0.010% 07/01/21 (03/05/15) (a)(b)	4,600,000	4,600,000
CO Clipper Tax-Exempt Certificate Trust
Colorado Springs CO Utilities Revenue
Series 2012 5A, LIQ FAC: State Street Bank & Trust Co. 0.020% 11/15/30 (03/05/15) (a)(b)(d)	9,810,000	9,810,000
CO Jefferson County
Rocky Mountain Butterfly Consortium,
Series 1998, LOC: Wells Fargo Bank N.A. 0.110% 06/01/28 (03/05/15) (a)(b)	1,270,000	1,270,000
Colorado Total		15,680,000
Connecticut – 0.8%
CT Health & Educational Facilities Authority
0.080% 05/05/15	16,100,000	16,100,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A. 0.020% 07/01/30 (03/05/15) (a)(b)	700,000	700,000

	Par ($)	Value ($)
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.050% 07/01/30 (03/04/15) (a)(b)	900,000	900,000
Wesleyan University,
Series 2010, LIQ FAC: Citibank N.A. 0.020% 01/01/18 (03/05/15) (a)(b)(d)	2,300,000	2,300,000
Westover School,
Series 2007 B, LOC: TD Bank N.A. 0.020% 07/01/30 (03/05/15) (a)(b)	100,000	100,000
CT Special Tax Revenue
Series 2004
Pre-refunded 07/01/15, Insured: AMBAC 5.000% 07/01/20	1,500,000	1,524,171
Series 2013,
LIQ FAC: Citibank N.A. 0.020% 01/01/21 (03/05/15) (a)(b)(d)	5,500,000	5,500,000
CT Stafford
Series 2014
1.000% 08/04/15	3,500,000	3,512,240
Connecticut Total		30,636,411
Delaware – 0.9%
DE BB&T Municipal Trust
Series 2008-1007,
LOC: Branch Banking & Trust 0.120% 04/10/22 (03/05/15) (a)(b)(d)	13,695,000	13,695,000
Series 2008-1033,
LOC: Branch Banking & Trust 0.120% 06/01/24 (03/05/15) (a)(b)	6,220,000	6,220,000
DE New Castle County
CHF-Delaware LLC,
University Courtyard Apartments, Series 2005, LOC: PNC Bank N.A. 0.020% 08/01/31 (03/05/15) (a)(b)	15,735,000	15,735,000
Delaware Total		35,650,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
District of Columbia – 0.9%
DC District of Columbia
American University,
Series 2006 B LOC: Royal Bank of Canada 0.020% 10/01/36 (03/05/15) (a)(b)	9,000,000	9,000,000
DC RIB Floater Trust
District of Columbia Income Tax Secured Revenue
Series 2013, LIQ FAC: Barclays Bank PLC 0.040% 12/01/35 (03/05/15) (a)(b)(d)	4,200,000	4,200,000
DC Washington Metropolitan Airports Authority
Series 2010 C-2,
LOC:Barclays Bank PLC 0.020% 10/01/39 (03/05/15) (a)(b)	20,890,000	20,890,000
District of Columbia Total		34,090,000
Florida – 7.8%
FL Broward County Health Facilities Authority
Henderson Mental Health Center,
Series 2004, LOC: Northern Trust Company 0.020% 07/01/29 (03/04/15) (a)(b)	3,300,000	3,300,000
FL Eclipse Funding Trust
Miami-Dade County School Board,
Series 2007, LOC: U.S. Bank N.A. 0.020% 05/01/32 (03/05/15) (a)(b)(d)	4,420,000	4,420,000
Volusia County School Board
Series 2007, LOC: U.S. Bank N.A. 0.090% 08/01/32 (05/28/15) (a)(b)(d)	20,395,000	20,395,000
FL Gainesville Utilities System Revenue
Series 2012 B
LOC: Sumitomo Mitsui Banking 0.010% 10/01/42 (03/04/15) (a)(b)	18,500,000	18,500,000
FL Highlands County Health Facilities Authority
Adventist Health:
Series 2012 I-2 0.010% 11/15/32 (03/05/15) (b)(c)	20,250,000	20,250,000

	Par ($)	Value ($)
Series 2012 I-3 0.010% 11/15/33 (03/05/15) (b)(c)	14,600,000	14,600,000
FL Jacksonville Economic Development Commission
North Florida Shipyards, Inc.,
Series 2010, LOC: Branch Banking & Trust 0.020% 09/01/20 (03/05/15) (a)(b)	2,505,000	2,505,000
FL Lakeland
Florida Southern College,
Series 2012 B, LOC: TD Bank N.A. 0.020% 09/01/24 (03/05/15) (a)(b)	8,040,000	8,040,000
FL Miami-Dade County Educational Facilities Authority
University of Miami,
Series 2008-2710, GTY AGMT: Wells Fargo Co., LIQ FAC: Wells Fargo Co. 0.040% 04/01/38 (03/05/15) (a)(b)(d)	14,820,000	14,820,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Jewish Community,
Series 2002, LOC: Northern Trust Company 0.020% 04/01/32 (03/04/15) (a)(b)	5,695,000	5,695,000
FL Miami-Dade County
Miami Sport,
Series 2009 E, LOC: Wells Fargo Bank N.A. 0.010% 10/01/48 (03/04/15) (a)(b)	32,440,000	32,440,000
Series 2003 B
LOC: TD Bank N.A. 0.020% 04/01/43 (03/04/15) (a)(b)	17,000,000	17,000,000
FL Orlando-Orange County Expressway Authority
Series 2008 B-1,
LOC: Bank of Montreal 0.020% 07/01/40 (03/05/15) (a)(b)	21,005,000	21,005,000
Series 2008 B2,
LOC: TD Bank N.A. 0.010% 07/01/40 (03/05/15) (a)(b)	41,800,000	41,800,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Palm Beach County
Pine Crest Prep School,
Series 2012 B, LOC: TD Bank N.A. 0.020% 06/01/38 (03/05/15) (a)(b)	10,575,000	10,575,000
Zoological Society of Palm Beach,
Series 2001, LOC: Northern Trust Company 0.020% 05/01/31 (03/05/15) (a)(b)	7,150,000	7,150,000
FL RBC Municipal Products, Inc. Trust
Miami-Dade County, FL:
Series 2013 E LOC: Royal Bank of Canada SPA: Royal Bank of Canada 0.020% 01/09/17 (03/05/15) (a)(b)(d)	7,505,000	7,505,000
Series 2014 LIQ FAC Royal Bank of Canada 0.020% 01/09/17 (03/05/15) (a)(b)(d)	16,150,000	16,150,000
FL State Board of Administration
Series 2010 A
Escrowed in U.S. Treasuries/Agencies 5.000% 07/01/15	7,000,000	7,116,157
FL Sunshine Governmental Financing Commission
City of Orlando Program
SPA: JPMorgan Chase Bank: 0.090% 04/08/15	19,125,000	19,125,000
0.120% 06/12/15	11,800,000	11,800,000
Florida Total		304,191,157
Georgia – 0.8%
GA BB&T Municipal Trust
Series 2008-1014,
LOC: Branch Banking & Trust 0.120% 09/01/23 (03/05/15) (a)(b)(d)	14,585,000	14,585,000
GA Clipper Tax-Exempt Certificate Trust
Georgia State,
Series 2007, Pre-refunded in U.S. Treasuries, LIQ FAC: State Street Bank & Trust Co. 0.020% 03/01/18 (03/05/15) (a)(b)	9,995,000	9,995,000

	Par ($)	Value ($)
GA Municipal Electric Authority
Series 2008 B,
LOC: Bank of Tokyo-Mitsubishi UFJ 0.010% 01/01/48 (03/04/15) (a)(b)	6,100,000	6,100,000
Georgia Total		30,680,000
Illinois – 3.4%
IL Chicago Heights
Chicago Heights Fitness,
Series 2002 A, LOC: JPMorgan Chase Bank 0.120% 03/01/17 (03/05/15) (a)(b)	635,000	635,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001, LOC: JPMorgan Chase Bank 0.070% 04/01/21 (03/05/15) (a)(b)	3,500,000	3,500,000
American College of Surgeons,
Series 1996, LOC: Northern Trust Company 0.020% 08/01/26 (03/06/15) (a)(b)	18,642,000	18,642,000
IL Finance Authority
Advocate Healthcare Network:
Series 2003 A, 0.130% 11/15/22 (07/16/15) (b)(c)	4,485,000	4,485,000
Series 2003 C, 0.170% 11/15/22 (05/01/15) (b)(c)	4,850,000	4,850,000
Series 2008 0.130% 11/01/38 (07/16/15) (b)(c)	5,000,000	5,000,000
Elmhurst College:
Series 2003, LOC: BMO Harris N.A. 0.030% 03/01/33 (03/05/15) (a)(b)	9,450,000	9,450,000
Series 2007, LOC: BMO Harris N.A. 0.030% 02/01/42 (03/05/15) (a)(b)	12,500,000	12,500,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Francis W. Parker School,
Series 1999, LOC: BMO Harris N.A., LOC: Northern Trust Company: 0.030% 04/01/29 (03/04/15) (a)(b)	4,100,000	4,100,000
Lake Forest Academy,
Series 2000, LOC: Northern Trust Company 0.030% 12/01/24 (03/04/15) (a)(b)	6,000,000	6,000,000
Lake Forest Open Lands,
Series 1999, LOC: Northern Trust Company 0.020% 08/01/33 (03/04/15) (a)(b)	9,000,000	9,000,000
Marwen Foundation Inc,
Series 2008 LOC: Northern Trust Company 0.020% 05/01/43 (03/05/15) (a)(b)	5,080,000	5,080,000
Steppenwolf Theatre Co.,
Series 2013, LOC: Northern Trust Company 0.030% 03/01/43 (03/05/15) (a)(b)	5,675,000	5,675,000
University of Chicago,
Series 2001 B3, 0.160% 07/01/36 (03/12/15) (b)(c)	7,600,000	7,600,000
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP,
Series 2008, Credit Support: FHLMC, SPA: FHLMC 0.100% 08/01/38 (03/05/15) (a)(b)	7,145,000	7,145,000
IL Village of Brookfield
Chicago Zoological Society,
Series 2008, LOC: Northern Trust Company 0.020% 06/01/38 (03/05/15) (a)(b)(e)	28,800,000	28,800,000
Illinois Total		132,462,000

	Par ($)	Value ($)
Indiana – 4.0%
IN Crawfordsville Industrial Development Authority
Acuity Brands,
National Services Industries, Inc., Series 1991, LOC: Wells Fargo Bank N.A. 0.110% 06/01/21 (03/05/15) (a)(b)	4,000,000	4,000,000
IN Development Finance Authority
Goodwill Industries,
Series 2005, LOC: PNC Bank N.A. 0.040% 01/01/27 (03/05/15) (a)(b)	5,425,000	5,425,000
Rehabilitation Center, Inc.,
Series 2002, LOC: Wells Fargo Bank N.A. 0.160% 07/01/17 (03/05/15) (a)(b)	600,000	600,000
IN Finance Authority Health System
Sisters of St. Francis Health,
Series 2008 F, LOC: Bank of New York 0.010% 09/01/48 (03/05/15) (a)(b)	27,935,000	27,935,000
IN Finance Authority
ArcelorMittal,
Ispat Inland, Inc., Series 2005, LOC: Rabobank Nederland: 0.030% 06/01/35 (03/04/15) (a)(b)	25,480,000	25,480,000
Depauw University,
Series 2008 A, LOC: Northern Trust Company 0.020% 07/01/36 (03/05/15) (a)(b)	36,510,000	36,510,000
Goodwill Industries,
Series 2006, LOC: JPMorgan Chase Bank 0.070% 12/01/36 (03/05/15) (a)(b)	7,200,000	7,200,000
Lutheran Child & Family Services,
Series 2005, LOC: PNC Bank N.A. 0.040% 11/01/27 (03/05/15) (a)(b)	4,040,000	4,040,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Health Facility Finance Authority
Anthony Wayne Rehabilitation Center,
Series 2001, LOC: Wells Fargo Bank N.A. 0.110% 02/01/31 (03/05/15) (a)(b)	1,955,000	1,955,000
Community Hospital of Lagrange,
Series 2007, LOC: PNC Bank N.A. 0.020% 11/01/32 (03/05/15) (a)(b)	20,380,000	20,380,000
Southern Indiana Rehab Hospital,
Series 2001, LOC: JPMorgan Chase Bank 0.420% 04/01/20 (03/05/15) (a)(b)	690,000	690,000
IN Lawrenceburg
Indiana Michigan Power Co.,
Series 2008 H, LOC: Bank of Nova Scotia 0.020% 11/01/21 (03/05/15) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
Indiana Finance Authority Highway Revenue,
Series 2007, GTY AGMT: Wells Fargo Bank N.A., LIQ FAC: Wells Fargo Bank N.A. 0.070% 06/01/29 (03/05/15) (a)(b)	6,405,000	6,405,000
IN St. Joseph County
South Bend Medical Foundation, Inc.,
Series 2000, LOC: PNC Bank N.A. 0.040% 08/01/20 (03/05/15) (a)(b)	8,175,000	8,175,000
Indiana Total		156,795,000
Iowa – 0.2%
IA Higher Education Loan Authority
Des Moines University Osteopath:
Series 2003, LOC: U.S. Bank N.A. 0.020% 10/01/33 (03/02/15) (a)(b)	4,635,000	4,635,000
Series 2004, LOC: U.S. Bank N.A. 0.020% 10/01/24 (03/02/15) (a)(b)	4,105,000	4,105,000
Iowa Total		8,740,000

	Par ($)	Value ($)
Kansas – 1.4%
KS Department of Transportation
Series 2004 C1,
SPA: Wells Fargo Bank N.A. 0.010% 09/01/21 (03/04/15) (a)(b)	8,600,000	8,600,000
Series 2004 C4
SPA: Wells Fargo Bank N.A. 0.010% 09/01/24 (03/04/15) (a)(b)	8,000,000	8,000,000
KS Wyandotte County-Kansas City Unified Government
Series 2014 I,
0.180% 03/01/15	33,190,000	33,190,000
Series 2014
0.180% 03/01/15	5,005,000	5,005,000
Kansas Total		54,795,000
Kentucky – 1.0%
KY Economic Development Finance Authority
Baptist Healthcare System,
Series 2009 B4 LOC: Branch Banking & Trust 0.020% 08/15/38 (03/05/15) (a)(b)	29,255,000	29,255,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A. 0.030% 06/01/34 (03/06/15) (a)(b)	9,155,500	9,155,500
Kentucky Total		38,410,500
Louisiana – 0.1%
LA Public Facilities Authority
Southern Ionics, Inc.,
Series 2008, LOC: Wells Fargo Bank N.A. 0.010% 04/01/18 (03/05/15) (a)(b)	5,000,000	5,000,000
Louisiana Total		5,000,000
Maine – 0.3%
ME Eclipse Funding Trust
Maine Health & Higher Educational Facility Authority,
Series 2007, LOC: U.S. Bank N.A. 0.020% 07/01/37 (03/05/15) (a)(b)(d)	9,785,000	9,785,000
Maine Total		9,785,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Maryland – 2.4%
MD Baltimore County Economic Development Authority
Torah Institute of Baltimore,
Series 2004, LOC: Branch Banking & Trust 0.020% 07/01/24 (03/05/15) (a)(b)	2,380,000	2,380,000
MD Bel Air Economic Development Authority
Harford Day School, Inc.,
Series 2007, LOC: Branch Banking & Trust 0.020% 10/01/33 (03/05/15) (a)(b)	3,730,000	3,730,000
MD County of Montgomery
0.050% 05/06/15	17,000,000	17,000,000
MD Health & Higher Educational Facilities Authority
0.090% 03/04/15	8,300,000	8,300,000
Peninsula Regional Medical Center,
Series 1985 B, LOC: TD Bank N.A. 0.020% 04/01/35 (03/04/15) (a)(b)	12,900,000	12,900,000
University of Maryland Medical Systems:
Series 2007 A, LOC: Wells Fargo Bank N.A. 0.020% 07/01/34 (03/05/15) (a)(b)	10,835,000	10,835,000
Series 2008 D LOC: TD Bank N.A. 0.010% 07/01/41 (03/02/15) (a)(b)	13,390,000	13,390,000
MD Montgomery County Housing Opportunities Commission
Series 2011 A,
LOC: TD Bank N.A. 0.040% 01/01/49 (03/05/15) (a)(b)	7,590,000	7,590,000
MD Prince George's County
Series 2007-2128,
GTY AGMT: Wells Fargo Bank N.A., LIQ FAC: Wells Fargo Bank N.A. 0.020% 07/01/34 (03/05/15) (a)(b)(d)	13,710,000	13,710,000

	Par ($)	Value ($)
MD Tender Option Bond Trust Receipts/Certificates
Montgomery County, MD
Trinity Health Corp. Series 2015 LIQ FAC: JPMorgan Chase Bank 0.030% 12/01/22 (03/05/15) (a)(b)(d)	4,000,000	4,000,000
Maryland Total		93,835,000
Massachusetts – 1.6%
MA Bay Transportation Authority
General Transportation System,
Series 2000 A1, SPA: Barclays Bank PLC 0.010% 03/01/30 (03/04/15) (a)(b)	420,000	420,000
LOC: Sumitomo Mitsui Banking
0.030% 03/10/15	11,000,000	11,000,000
MA Boston
Series 2011 A
5.000% 04/01/15	1,000,000	1,004,101
MA Clipper Tax-Exempt Certificate Trust
MA Bay Transportation Authority
Series 2007 LIQ FAC: State Street Bank & Trust Co.: 0.050% 11/01/26 (03/05/15) (a)(b)	2,275,000	2,275,000
0.050% 07/01/27 (03/05/15) (a)(b)	10,450,000	10,450,000
MA Health & Educational Facilities Authority
Harvard University,
Series 2000 Y, 0.010% 07/01/35 (03/05/15) (b)(c)	10,100,000	10,100,000
MA Leominster
Series 2014
1.000% 06/26/15	2,200,000	2,205,627
MA Port Authority
0.070% 05/07/15	8,900,000	8,900,000
MA Salisbury
Series 2014 A,
1.000% 03/25/15	4,100,000	4,102,240

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Springfield
State Qualified Municipal Purpose Loan
Series 2007, DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 5.000% 08/01/15	1,000,000	1,020,168
MA Worcester
Series 2014 A
1.000% 12/18/15	9,625,000	9,688,088
Massachusetts Total		61,165,224
Michigan – 1.9%
MI L'Anse Creuse Public Schools
School Building & Site-RMKT,
Series 2008, SPA: JPMorgan Chase Bank 0.040% 05/01/35 (03/02/15) (a)(b)	22,675,000	22,675,000
MI RIB Floater Trust Various States
Michigan Finance Authority
Series 2014 LOC: Barclays Bank PLC 0.120% 06/01/15 (03/05/15) (a)(b)(d)	32,700,000	32,700,000
MI University of Michigan
Series 2012 A,
0.010% 04/01/36 (03/05/15) (b)(c)	14,250,000	14,250,000
Series 2012 B
SPA: Northern Trust Company 0.010% 04/01/42 (03/02/15) (a)(b)	1,300,000	1,300,000
Series 2012 D
0.010% 12/01/24 (03/02/15) (b)(c)	3,100,000	3,100,000
Michigan Total		74,025,000
Mississippi – 0.5%
MS Business Finance Corp.
Chevron U.S.A., Inc.,
Series 2009 B, GTY AGMT: Chevron Corp. 0.010% 12/01/30 (03/02/15) (a)(b)	11,400,000	11,400,000
Tindall Corporation,
Series 2007, LOC: Wells Fargo Bank N.A. 0.010% 04/01/28 (03/05/15) (a)(b)	6,385,000	6,385,000
Mississippi Total		17,785,000

	Par ($)	Value ($)
Missouri – 1.2%
MO Development Finance Board
The Nelson Gallery Foundation,
Series 2004 A, SPA: Northern Trust Co. 0.020% 12/01/33 (03/02/15) (a)(b)	8,820,000	8,820,000
MO Health & Educational Facilities Authority
Ascension Health,
Series 2008 C-5, 0.010% 11/15/26 (03/04/15) (b)(c)	10,500,000	10,500,000
BJC Healthcare Obligated Group,
Series 2008 D 0.010% 05/15/38 (03/05/15) (b)(c)	9,000,000	9,000,000
MO Kansas City
H. Roe Battle Convention Center,
Series 2008 E, LOC: Sumitomo Mitsui Banking 0.020% 04/15/34 (03/04/15) (a)(b)	14,275,000	14,275,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc.,
Series 2002, LOC: U.S. Bank N.A. 0.020% 11/01/32 (03/05/15) (a)(b)	2,475,000	2,475,000
MO St. Louis Industrial Development Authority
St. Louis Art Museum Foundation,
Series 2009 B, LOC: U.S. Bank N.A. 0.020% 12/01/40 (03/04/15) (a)(b)	2,110,000	2,110,000
Missouri Total		47,180,000
Montana – 0.5%
MT Board of Investments
Series 2004,
0.160% 03/01/29 (03/01/15) (b)(c)	14,000,000	14,000,000
Series 2013,
0.160% 03/01/38 (03/01/15) (b)(c)	4,000,000	4,000,000
Montana Total		18,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Nebraska – 1.3%
NE Madison County Hospital Authority No. 1
Faith Regional Health Services,
Series 2008 B, LOC: U.S. Bank N.A. 0.010% 07/01/33 (03/05/15) (a)(b)	12,045,000	12,045,000
NE Omaha Public Power District
Electric Revenue CP Notes:
Series A:
0.090% 07/09/15	13,130,000	13,130,000
0.100% 06/04/15	3,500,000	3,500,000
0.110% 04/07/15	8,800,000	8,800,000
0.110% 05/05/15	11,800,000	11,800,000
Nebraska Total		49,275,000
Nevada – 1.2%
NV Reno
ReTrac-Reno Transportation Rail Access Corridor,
Series 2008, LOC: Bank of New York 0.030% 06/01/42 (03/02/15) (a)(b)	46,195,000	46,195,000
Nevada Total		46,195,000
New Hampshire – 0.6%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2002, SPA: JPMorgan Chase Bank 0.020% 06/01/32 (03/04/15) (a)(b)	19,195,000	19,195,000
University System of New Hampshire,
Series 2011 B, 0.010% 07/01/33 (03/02/15) (b)(c)	5,485,000	5,485,000
New Hampshire Total		24,680,000
New Jersey – 10.7%
NJ Borough of Beachwood
Series 2015
1.000% 03/09/16 (e)	6,470,000	6,507,332
NJ County of Essex
Series 2014
0.750% 09/22/15	45,245,000	45,394,576
NJ County of Union
Series 2014
0.750% 06/26/15	25,100,000	25,151,392

	Par ($)	Value ($)
NJ Health Care Facilities Financing Authority
Virtua Health, Inc.,
Series 2009 D, LOC: TD Bank N.A. 0.010% 07/01/43 (03/05/15) (a)(b)	11,600,000	11,600,000
NJ JPMorgan Chase Putters/Drivers Trust
New Jersey State Trans:
Series 2014 LOC: JPMorgan Chase Bank: 0.040% 06/26/15 (03/02/15) (a)(b)(d)	19,000,000	19,000,000
0.070% 06/26/15 (03/05/15) (a)(b)(d)	62,495,000	62,495,000
0.120% 06/26/15 (05/20/15) (a)(b)(d)	120,000,000	120,000,000
NJ RIB Floater Trust
NJ Healthcare Financing Authority
Series 2013, LOC: Barclays Bank PLC 0.070% 07/03/17 (03/05/15) (a)(b)(d)	60,950,000	60,950,000
NJ Township of East Brunswick
Series 2014
1.000% 07/29/15	13,350,000	13,394,329
Series 2015
1.500% 01/14/16	5,140,000	5,192,784
NJ Township of North Bergen
Series 2014
1.000% 04/01/15	3,325,000	3,326,911
NJ Township of Readington
Series 2015
1.000% 08/05/15	8,450,000	8,481,095
NJ Township of River Vale
Series 2014
1.000% 08/14/15	6,400,000	6,420,898
NJ Township of Woodbridge
Series 2014
1.000% 08/21/15	27,000,000	27,100,863
New Jersey Total		415,015,180
New York – 12.4%
NY Ballston Spa Central School District
Series 2014
Insured: State Aid Withholding 1.000% 09/25/15	16,411,000	16,482,823

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY BB&T Municipal Trust
Series 2010-1039,
LOC: Branch Banking & Trust 0.120% 06/01/25 (03/05/15) (a)(b)(d)	30,215,000	30,215,000
NY City Industrial Development Agency
Jewish Board of Family and Children's Services,
Series 2000 LOC: TD Bank N.A. 0.020% 07/01/25 (03/04/15) (a)(b)	10,570,000	10,570,000
NY City Water & Sewer System
Series 2007 BB-1,
SPA: Bank of Tokyo-Mitsubishi UFJ 0.010% 06/15/36 (03/05/15) (a)(b)	20,625,000	20,625,000
Series 2013
SPA: TD Bank N.A. 0.010% 06/15/49 (03/02/15) (a)(b)	15,000,000	15,000,000
NY Corning School District
Series 2014 C
Insured: State Aid Withholding 1.000% 06/25/15	47,500,000	47,626,504
NY County of Saratoga
Saratoga Hospital Obligated Group,
Series 2014 LOC: HSBC Bank USA N.A. 0.020% 12/01/40 (03/05/15) (a)(b)	3,125,000	3,125,000
NY Dormitory Authority
City University of NY,
Series 2008 LOC: TD Bank N.A. 0.010% 07/01/31 (03/05/15) (a)(b)	16,555,000	16,555,000
Series 2005 F
Pre-refunded 3/15/15 Escrowed in U.S. Treasuries 5.000% 03/15/24	4,700,000	4,708,961
NY Franklin County Civic Development Corp.
Alice Hyde Medical Center,
Series 2013 A, LOC: HSBC Bank USA N.A. 0.020% 10/01/38 (03/05/15) (a)(b)	4,265,000	4,265,000

	Par ($)	Value ($)
NY Grand Island
Series 2014
1.000% 10/14/15	6,320,000	6,350,186
NY Hamburg Central School District
Series 2014,
Insured: State Aid Withholding 0.750% 06/12/15	20,400,000	20,424,063
NY Housing Finance Agency
Ann/Nassau Realty LLC,
111 Nassau Street Housing, Series 2011 A, LOC: Landesbank Hessen-Thüringen: 0.030% 11/01/44 (03/02/15) (a)(b)	8,935,000	8,935,000
Midtown West B LLC,
505 West 37th St.: Series 2009 A, LOC: Landesbank Hessen-Thüringen: 0.030% 05/01/42 (03/02/15) (a)(b)	26,600,000	26,600,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen: 0.030% 05/01/42 (03/02/15) (a)(b)	36,600,000	36,600,000
West 60th Realty LLC:
175 West 60th Street, Series 2012 A1, LOC: Manufacturers & Traders: 0.010% 05/01/46 (03/04/15) (a)(b)	11,800,000	11,800,000
Series 2013 A1,
LOC: Manufacturers & Traders: 0.010% 05/01/46 (03/04/15) (a)(b)	2,350,000	2,350,000
NY Liverpool Central School District
Series 2014 B,
Insured: State Aid Withholding 1.000% 10/02/15	7,720,000	7,754,469
NY Nassau Health Care Corp.
Series 2009 C2,
LOC: Wells Fargo Bank N.A. 0.070% 08/01/29 (04/07/15) (a)(b)	6,455,000	6,455,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012 C5
LOC: Sumitomo Mitsui Banking 0.010% 11/01/41 (03/05/15) (a)(b)	16,285,000	16,285,000
NY New York City
Series 2006 I-6,
LOC: Bank of NY Mellon Trust 0.010% 04/01/36 (03/02/15) (a)(b)	9,540,000	9,540,000
Series 2013 D4
SPA: TD Bank N.A. 0.010% 08/01/40 (03/02/15) (a)(b)	2,700,000	2,700,000
NY Putnam County Industrial Development Agency
United Cerebral Palsy of Putnam,
Series 2005 B, LOC: TD Bank N.A. 0.020% 12/01/30 (03/05/15) (a)(b)	2,135,000	2,135,000
NY Town of Amherst
Series 2014
0.750% 11/12/15	29,387,882	29,492,590
NY Town of North Hempstead
Series 2014 D
0.500% 10/02/15	7,500,000	7,511,000
NY Triborough Bridge & Tunnel Authority
Series 2002 F,
SPA: Landesbank Hessen-Thüringen 0.030% 11/01/32 (03/02/15) (a)(b)	101,030,000	101,030,000
NY White Plains City School District
Series 2014
Insured: State Aid Withholding 1.000% 06/26/15	16,900,000	16,946,751
New York Total		482,082,347
North Carolina – 4.6%
NC BB&T Municipal Trust
Series 2008-1023,
LOC: Branch Banking & Trust 0.120% 05/01/24 (03/05/15) (a)(b)(d)	3,330,000	3,330,000

	Par ($)	Value ($)
NC Capital Facilities Finance Agency
0.080% 04/02/15	14,524,000	14,524,000
Barton College,
Series 2004, LOC: Branch Banking & Trust 0.020% 07/01/19 (03/05/15) (a)(b)	3,000,000	3,000,000
High Point University:
Series 2007, LOC: Branch Banking & Trust 0.020% 12/01/29 (03/05/15) (a)(b)	5,000,000	5,000,000
Series 2008, LOC: Branch Banking & Trust 0.020% 05/01/30 (03/05/15) (a)(b)	3,360,000	3,360,000
NC Charlotte-Mecklenburg Hospital Authority
Carolinas Healthcare System Oblg,
Series 2005 C LOC: U.S. Bank N.A. 0.010% 01/15/26 (03/02/15) (a)(b)	4,100,000	4,100,000
Series 2007 E,
LOC: TD Bank N.A. 0.020% 01/15/44 (03/05/15) (a)(b)	13,620,000	13,620,000
NC Forsyth County
Series 2004 A,
SPA: Wells Fargo Bank N.A. 0.010% 03/01/25 (03/05/15) (a)(b)	9,260,000	9,260,000
Series 2004 B,
SPA: Wells Fargo Bank N.A. 0.010% 03/01/25 (03/05/15) (a)(b)	10,500,000	10,500,000
NC Medical Care Commission
Caromont Health Obligation Group,
Series 2003 B LOC: Wells Fargo Bank N.A. 0.010% 08/15/34 (03/04/15) (a)(b)	36,760,000	36,760,000
Deerfield Episcopal Retirement,
Series 2008 B, LOC: Branch Banking & Trust 0.020% 11/01/38 (03/05/15) (a)(b)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
J. Arthur Dosher Memorial Hospital,
Series 1998 J, LOC: Branch Banking & Trust 0.040% 05/01/18 (03/05/15) (a)(b)	1,395,000	1,395,000
Southeastern Regional Medical Center,
Series 2005, LOC: Branch Banking & Trust 0.020% 06/01/37 (03/05/15) (a)(b)	6,655,000	6,655,000
Wakemed Obligated Group,
Series 2009 C, LOC: Wells Fargo Bank N.A. 0.010% 10/01/26 (03/05/15) (a)(b)	5,300,000	5,300,000
NC State
Series 2010 B
5.000% 06/01/15	6,500,000	6,581,015
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity of Wake County,
Series 2007, LOC: Branch Banking & Trust 0.020% 11/01/32 (03/05/15) (a)(b)	3,700,000	3,700,000
NC Wake County
Series 2003 B,
SPA: Wells Fargo Bank N.A.: 0.010% 04/01/16 (03/05/15) (a)(b)	8,800,000	8,800,000
0.010% 04/01/17 (03/05/15) (a)(b)	11,900,000	11,900,000
Series 2003 C,
SPA: Wells Fargo Bank N.A.: 0.010% 04/01/19 (03/05/15) (a)(b)	21,000,000	21,000,000
0.010% 04/01/20 (03/05/15) (a)(b)	6,100,000	6,100,000
North Carolina Total		179,885,015
Ohio – 4.3%
OH Air Quality Development Authority
Aep Generation Resources,
Series 2014 A LOC: Mizuho Bank Ltd 0.020% 12/01/38 (03/05/15) (a)(b)	24,000,000	24,000,000

	Par ($)	Value ($)
OH Cleveland Department of Public Utilities Division of Water
Series 2008 Q
LOC: Bank of NY Mellon 0.030% 01/01/33 (03/05/15) (a)(b)	15,960,000	15,960,000
OH County of Lucas
Limited Tax-Various Purpose Improvement Notes
Series 2014 1.000% 07/14/15	2,450,000	2,457,505
OH Cuyahoga County
A.M. Mcgregor Home,
Series 2014 LOC: Northern Trust Company 0.020% 05/01/49 (03/05/15) (a)(b)	20,000,000	20,000,000
OH Geauga County
Sisters of Notre Dame,
Series 2001, LOC: PNC Bank N.A. 0.040% 08/01/16 (03/05/15) (a)(b)	1,185,000	1,185,000
OH Hamilton County
Elizabeth Gamble Deacones,
Series 2002 A LOC: Northern Trust Company 0.020% 06/01/27 (03/05/15) (a)(b)	13,500,000	13,500,000
OH Huron County
Fisher-Titus Medical Center,
Series 2003 A, LOC: PNC Bank N.A. 0.030% 12/01/27 (03/05/15) (a)(b)	9,370,000	9,370,000
Norwalk Area Health System,
Series 2003, LOC: PNC Bank N.A. 0.030% 12/01/27 (03/05/15) (a)(b)	5,285,000	5,285,000
OH Middletown City
Atrium Medical Center Obligated Group,
Series 2008 B LOC: PNC Bank N.A. 0.020% 11/15/39 (03/04/15) (a)(b)	19,450,000	19,450,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Salem Civic Facility
Salem Community Center, Inc.,
Series 2001, LOC: PNC Bank N.A. 0.040% 06/01/27 (03/05/15) (a)(b)	6,315,000	6,315,000
OH Stark County Port Authority
Community Action Agency,
Series 2001, LOC: JPMorgan Chase Bank 0.090% 12/01/22 (03/05/15) (a)(b)	2,600,000	2,600,000
OH State University
0.090% 03/05/15	16,300,000	16,300,000
Series 2014 B-1
0.010% 12/01/39 (03/04/15) (b)(c)	13,000,000	13,000,000
OH State
Series 2014
1.000% 12/15/15	8,650,000	8,698,474
OH Zanesville Muskingum County Port Authority
Grove City Church,
Series 2006, LOC: PNC Bank N.A. 0.040% 02/01/24 (03/05/15) (a)(b)	6,870,000	6,870,000
Ohio Total		164,990,979
Oregon – 0.7%
OR Confederated Tribes of the Umatilla Indian Reservation
Series 2008,
LOC: Wells Fargo Bank N.A. 0.010% 12/01/28 (03/05/15) (a)(b)	7,470,000	7,470,000
OR State
Series 2008
SPA: Bank of Tokyo-Mitsubishi UFJ 0.020% 12/01/45 (03/04/15) (a)(b)	17,665,000	17,665,000
Oregon Total		25,135,000
Pennsylvania – 4.9%
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A, LOC: PNC Bank N.A. 0.030% 05/01/26 (03/05/15) (a)(b)	22,000,000	22,000,000

	Par ($)	Value ($)
PA Allegheny County Industrial Development Authority
Our Lady of the Sacred Heart High School,
Series 2002, LOC: PNC Bank N.A. 0.030% 06/01/22 (03/05/15) (a)(b)	1,490,000	1,490,000
PA Allegheny County
Series 2000
LOC: PNC Bank N.A. 0.020% 05/01/27 (03/05/15) (a)(b)	5,000,000	5,000,000
PA Bucks County Industrial Development Authority
Grand View Hospital,
Series 2008 A, LOC: TD Bank N.A. 0.010% 07/01/34 (03/05/15) (a)(b)	1,885,000	1,885,000
PA Cumberland County Municipal Authority
Diakon Lutheran Social,
Series 2014 LOC: M&T Bank 0.020% 01/01/39 (03/05/15) (a)(b)	4,920,000	4,920,000
PA Emmaus General Authority
Series 1989 B-28,
LOC: U.S. Bank N.A. 0.020% 03/01/24 (03/04/15) (a)(b)	2,200,000	2,200,000
Series 1989 B-29,
LOC: U.S. Bank N.A. 0.020% 03/01/24 (03/04/15) (a)(b)	8,000,000	8,000,000
Series 1989 E-22,
LOC: U.S. Bank N.A. 0.020% 03/01/24 (03/04/15) (a)(b)	10,800,000	10,800,000
Series 1989 F-27,
LOC: U.S. Bank N.A. 0.020% 03/01/24 (03/04/15) (a)(b)	2,300,000	2,300,000
Series 2003 E-20,
LOC: U.S. Bank N.A. 0.020% 03/01/24 (03/04/15) (a)(b)	5,600,000	5,600,000
PA Haverford Township School District
Series 2009,
LOC: TD Bank N.A. 0.020% 03/01/30 (03/05/15) (a)(b)	4,065,000	4,065,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Higher Educational Facilities Authority
Mount Aloysius College,
Series 2003 L3, LOC: PNC Bank N.A. 0.030% 05/01/28 (03/05/15) (a)(b)	4,800,000	4,800,000
Thomas Jefferson University,
Series 2008 B, LOC: JPMorgan Chase Bank 0.020% 02/01/31 (03/05/15) (a)(b)	32,175,000	32,175,000
PA Philadelphia Authority for Industrial Development
NewCourtland Elder Services,
Series 2007, LOC: PNC Bank N.A. 0.030% 03/01/26 (03/05/15) (a)(b)	7,090,000	7,090,000
PA Philadelphia School District
Series 2009 C,
LOC:TD Bank N.A. 0.010% 06/01/26 (03/05/15) (a)(b)	27,460,000	27,460,000
PA Public School Building Authority
Park School Project:
Series 2009 A, LOC: PNC Bank N.A. 0.030% 08/01/30 (03/05/15) (a)(b)	9,730,000	9,730,000
Series 2009 B, LOC: PNC Bank N.A. 0.030% 05/15/20 (03/05/15) (a)(b)	10,135,000	10,135,000
PA RBC Municipal Products, Inc. Trust
University of Pittsburgh Medical Center,
Series 2010 E-16, LOC: Royal Bank of Canada 0.020% 12/01/17 (03/05/15) (a)(b)(d)	29,005,000	29,005,000
PA Ridley School District
Series 2009,
LOC: TD Bank N.A. 0.020% 11/01/29 (03/05/15) (a)(b)	3,225,000	3,225,000
Pennsylvania Total		191,880,000

	Par ($)	Value ($)
Puerto Rico – 1.6%
PR RBC Municipal Products, Inc. Trust
Series 2013 E-46,
LOC: Royal Bank of Canada 0.220% 09/01/15 (03/05/15) (a)(b)(d)	62,230,000	62,230,000
Puerto Rico Total		62,230,000
Rhode Island – 0.4%
RI Health & Educational Building Corp.
Brown University,
Higher Education Facilities, Series 2003 B, 0.010% 09/01/43 (03/05/15) (b)(c)	14,105,000	14,105,000
Rhode Island Total		14,105,000
South Carolina – 1.8%
SC Association of Governmental Organizations
Series 2014 A,
Credit Support: South Carolina School District Enhancement Program 1.000% 03/02/15	31,030,000	31,030,737
SC Charleston County School District Development Corp.
Series 2012 B
Credit Support: South Carolina School District Enhancement Program 5.000% 03/01/15	1,900,000	1,900,000
Series 2014
Credit Support: South Carolina School District Enhancement Program 0.750% 03/01/15	35,410,000	35,410,000
South Carolina Total		68,340,737
South Dakota – 0.8%
SD Health & Educational Facilities Authority
Series 2001 C,
LOC: U.S. Bank NA 0.020% 11/01/19 (03/06/15) (a)(b)	7,885,000	7,885,000
SD Housing Development Authority
Series 2004 D,
SPA: Bank of NY Mellon 0.030% 05/01/32 (03/04/15) (a)(b)	11,890,000	11,890,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
SD Sioux Falls
Series 2007-1886,
GTY AGMT: Wells Fargo Bank N.A., LIQ FAC: Wells Fargo Bank N.A. 0.040% 11/15/33 (03/05/15) (a)(b)	12,320,000	12,320,000
South Dakota Total		32,095,000
Tennessee – 0.5%
TN Blount County Public Building Authority
Series 2009 E-7-A,
LOC: Branch Banking & Trust 0.020% 06/01/39 (03/04/15) (a)(b)	5,200,000	5,200,000
Series 2009 E-8-A,
LOC: Branch Banking & Trust 0.020% 06/01/37 (03/04/15) (a)(b)	1,470,000	1,470,000
TN Clipper Tax-Exempt Certificate Trust
Met Government Nashville & Davidson County
Series 2013 1A, LIQ FAC: State Street Bank & Trust Co. 0.020% 07/01/27 (03/05/15) (a)(b)(d)	7,500,000	7,500,000
TN Hawkins County Industrial Development Board
Leggett & Platt, Inc.,
Series 1988 B, LOC: Wells Fargo Bank N.A. 0.150% 10/01/27 (03/04/15) (a)(b)	1,750,000	1,750,000
TN RIB Floater Trust Various States
Ascension Health Credit Group
Series 2014 LIQ FAC: Barclays Bank PLC 0.040% 11/15/47 (03/05/15) (a)(b)(d)	2,500,000	2,500,000
Tennessee Total		18,420,000
Texas – 10.5%
TX Bexar County Housing Finance Corp.
Multi-Family Housing,
Perrin Park Apartments, Series 1996, LOC: Northern Trust Company 0.040% 06/01/28 (03/05/15) (a)(b)	10,375,000	10,375,000

	Par ($)	Value ($)
TX City of Houston
Series 2005 A
Insured: AMBAC 5.000% 03/01/16	1,010,000	1,034,753
TX Gregg County Housing Finance Corp.
Bailey Properties LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.020% 02/15/23 (03/05/15) (a)(b)	4,295,000	4,295,000
Summer Green LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.020% 02/15/23 (03/05/15) (a)(b)	2,210,000	2,210,000
TX Gulf Coast Industrial Development Authority
Exxon Mobil Corp.,
Series 2012, 0.010% 11/01/41 (03/02/15) (b)(c)	28,155,000	28,155,000
TX Houston Utility System Revenue
Series 2004 B2
LOC: Bank of NY Mellon Trust 0.010% 05/15/34 (03/05/15) (a)(b)	9,300,000	9,300,000
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures:
ExxonMobil Project, Series 2012, GTY AGMT: Exxon Mobile Corp., 0.010% 05/01/46 (03/02/15) (a)(b)	4,800,000	4,800,000
Series 2010, GTY AGMT: Exxon Mobil Corp. 0.010% 11/01/38 (03/02/15) (a)(b)	9,000,000	9,000,000
Series 2011, GTY AGMT: Exxon Mobil Corp. 0.010% 11/01/51 (03/02/15) (a)(b)	2,900,000	2,900,000
TX Mesquite Independent School District
Series 2000,
LIQ FAC: JPMorgan Chase Bank 0.100% 08/15/25 (06/11/15) (a)(b)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX North Tollway Authority
LOC: JPMorgan Chase Bank:
0.050% 04/07/15	26,700,000	26,700,000
0.050% 04/08/15	7,000,000	7,000,000
0.050% 04/09/15	60,000,000	60,000,000
TX Round Rock Independent School District
Series 2007,
Guarantor: PSF, LIQ FAC: Wells Fargo Bank N.A. 0.040% 08/01/32 (03/05/15) (a)(b)	10,795,000	10,795,000
TX San Antonio Education Facilities Corp.
University of the Incarnate Word,
Series 2001, LOC: JPMorgan Chase Bank 0.070% 12/01/21 (03/05/15) (a)(b)	3,865,000	3,865,000
TX State
Series 2011 B
SPA: Landesbank Hessen-Thüringen 0.020% 12/01/41 (03/04/15) (a)(b)	7,050,000	7,050,000
Series 2011 C
SPA: Landesbank Hessen-Thüringen 0.030% 06/01/42 (03/04/15) (a)(b)	31,145,000	31,145,000
Series 2013 B
SPA: Bank of New York 0.020% 12/01/43 (03/04/15) (a)(b)	17,505,000	17,505,000
Series 2014
1.500% 08/31/15	43,600,000	43,898,435
Series 2015 A
SPA: Landesbank Hessen-Thüringen 0.030% 06/01/45 (03/04/15) (a)(b)	40,000,000	40,000,000
TX University of Texas
Financing System,
Series 2008 B,
LIQ FAC: University of Texas Investment Management Co. 0.010% 08/01/25 (03/05/15) (a)(b)	35,150,000	35,150,000
Series 2008 A,
0.010% 07/01/38 (03/05/15) (b)(c)	42,145,000	42,145,000
Texas Total		407,323,188

	Par ($)	Value ($)
Utah – 1.0%
UT County of Utah
Ihc Health Services Inc,
Series 2002 B SPA: U.S. Bank N.A. 0.020% 05/15/35 (03/05/15) (a)(b)	15,400,000	15,400,000
UT Davis County School District
Series 2005 B,
5.000% 06/01/15	2,000,000	2,024,386
UT Housing Corp.
Multi-Family Housing,
Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC, GTY AGMT: FNMA 0.070% 04/01/42 (03/05/15) (a)(b)	3,125,000	3,125,000
UT Intermountain Power Agency
Series 2014 B-1
LIQ FAC: JPMorgan Chase Bank 0.090% 04/07/15 (a)(b)	18,700,000	18,700,000
Utah Total		39,249,386
Vermont – 0.7%
VT Educational & Health Buildings Financing Agency
Norwich University,
Series 2008, LOC: TD Bank N.A. 0.020% 09/01/38 (03/04/15) (a)(b)	13,600,000	13,600,000
Porter Hospital, Inc.
Series 2005 A LOC: TD Banknorth N.A. 0.010% 10/01/35 (03/05/15) (a)(b)	12,790,000	12,790,000
Vermont Total		26,390,000
Virginia – 1.3%
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC,
Series 2008 A, DPCE: FNMA, LIQ FAC: FNMA 0.040% 01/15/41 (03/05/15) (a)(b)	18,625,000	18,625,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Commonwealth of Virginia
Series 2012 A
4.000% 06/01/15	2,500,000	2,524,063
VA Fairfax County Industrial Development Authority
Inova Health System Foundation,
Fairfax Hospital: Series 1988 C, LOC: Northern Trust Company 0.020% 10/01/25 (03/04/15) (a)(b)	2,500,000	2,500,000
Series 1988 D, LOC: Northern Trust Company 0.020% 10/01/25 (03/04/15) (a)(b)	1,200,000	1,200,000
VA Loudoun County Economic Development Authority
Howard Hughes Medical Institution,
Series 2013 A 0.010% 06/01/43 (03/04/15) (b)(c)	14,200,000	14,200,000
VA Loudoun County Industrial Development Authority
Jack Kent Cooke Foundation,
Series 2004, LOC: Northern Trust Company 0.020% 06/01/34 (03/04/15) (a)(b)	12,500,000	12,500,000
Virginia Total		51,549,063
Washington – 0.5%
WA Eclipse Funding Trust
King County,
Series 2007, LOC: U.S. Bank N.A. 0.020% 12/01/31 (03/05/15) (a)(b)(d)	3,325,000	3,325,000
WA Housing Finance Commission
Artspace Everett LP,
Series 2008 B, Credit Support: FHLMC, LIQ FAC: FHLMC: 0.040% 12/01/41 (03/04/15) (a)(b)	3,200,000	3,200,000
Pioneer Human Services,
Series 2009 D, LOC: U.S. Bank N.A. 0.050% 07/01/29 (03/04/15) (a)(b)	3,405,000	3,405,000

	Par ($)	Value ($)
Single Family Housing,
Series 2009, DPCE: GNMA/FNMA/FHLMC, LIQ FAC: State Street Bank & Trust Co.: 0.020% 06/01/39 (03/05/15) (a)(b)	6,000,000	6,000,000
The Evergreen School,
Series 2002, LOC: Wells Fargo Bank N.A. 0.110% 07/01/28 (03/05/15) (a)(b)	1,435,000	1,435,000
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B, LOC: U.S. Bank N.A. 0.020% 05/01/19 (03/05/15) (a)(b)	1,580,000	1,580,000
Washington Total		18,945,000
West Virginia – 0.5%
WV Economic Development Authority
Appalachian Power Co.,
Series 2009 B, LOC: Sumitomo Mitsui Banking 0.020% 12/01/42 (03/05/15) (a)(b)	17,900,000	17,900,000
West Virginia Total		17,900,000
Wisconsin – 2.2%
WI Health & Educational Facilities Authority
Bay Area Medical Center, Inc.,
Series 2008, LOC: BMO Harris N.A. 0.020% 02/01/38 (03/02/15) (a)(b)	17,375,000	17,375,000
Wheaton Franciscan Services,
Series 2007, LOC: PNC Bank N.A. 0.020% 08/15/36 (03/04/15) (a)(b)	43,400,000	43,400,000
WI Public Finance Authority
Glenridge on Palmer Ranch,
Series 2011 B, LOC: Bank of Scotland 0.030% 06/01/41 (03/02/15) (a)(b)	24,460,000	24,460,000
Wisconsin Total		85,235,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2015 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Wyoming – 0.2%
WY Lincoln Country Wyoming Pollution Control
Series 1991,
LOC: Bank of Nova Scotia 0.010% 01/01/16 (03/04/15) (a)(b)	8,875,000	8,875,000
Wyoming Total		8,875,000
Total Municipal Bonds (cost of $3,837,016,720)		3,837,016,720
Closed-End Investment Companies – 1.1%
California – 0.2%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010 4,
LIQ FAC: Citibank N.A. 0.080% 12/01/40 (03/05/15) (a)(b)(d)	10,000,000	10,000,000
California Total		10,000,000
New York – 0.8%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A.: 0.080% 08/01/40 (03/05/15) (a)(b)(d)	15,000,000	15,000,000
0.080% 12/01/40 (03/05/15) (a)(b)(d)	15,000,000	15,000,000
New York Total		30,000,000
Other – 0.1%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.100% 12/01/40 (03/05/15) (a)(b)(d)	3,250,000	3,250,000
Other Total		3,250,000
Total Closed-End Investment Companies (cost of $43,250,000)		43,250,000
Total Investments – 100.0% (cost of $3,880,266,720) (f)		3,880,266,720
Other Assets & Liabilities, Net – 0.0%		1,787,515
Net Assets – 100.0%		3,882,054,235

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2015.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities, which are not illiquid, amounted to $633,275,000 or 16.3% of net assets for the Fund.

(e)  Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)  Cost for federal income tax purposes is $3,880,266,720.

The following table summarizes the inputs used, as of February 28, 2015, in valuing the Fund's assets:

Description	(Level 1)	Other Significant Observable Quoted Prices (Level 2)	Significant Unobservable Inputs (Level 3)	Inputs Total
Total Municipal Bonds	$—	$3,837,016,720	$—	$3,837,016,720
Total Closed-End Investment Companies	—	43,250,000	—	43,250,000
Total Investments	$—	$3,880,266,720	$—	$3,880,266,720

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	98.9
Closed-End Investment Companies	1.1
100.0
Other Assets & Liabilities, Net	(0.0)
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.
DPCE	Direct Pay Credit Enhancement
DRIVERs	Derivative Inverse Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSF	Guaranteed by Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – BofA Tax-Exempt Reserves
February 28, 2015 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	3,880,266,720
	Cash	11,174
	Receivable for:
	Investments sold	11,099,096
	Interest	2,993,168
	Expense reimbursement due from investment advisor	21,118
	Trustees' deferred compensation plan	16,644
	Prepaid expenses	78,611
	Total Assets	3,894,486,531
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	12,167,344
	Fund shares repurchased	1,000
	Investment advisory fee	26,951
	Administration fee	111,093
	Pricing and bookkeeping fees	16,519
	Transfer agent fee	8,928
	Trustees' fees	3,191
	Audit fee	33,431
	Legal fee	34,026
	Custody fee	8,794
	Chief Compliance Officer expenses	2,309
	Trustees' deferred compensation plan	16,644
	Other liabilities	2,066
	Total Liabilities	12,432,296
	Net Assets	3,882,054,235
Net Assets Consist of	Paid-in capital	3,882,029,010
	Undistributed net investment income	900
	Accumulated net realized gain	24,325
	Net Assets	3,882,054,235

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – BofA Tax-Exempt Reserves
February 28, 2015 (Unaudited)

Adviser Class Shares	Net assets	$7,655,895
	Shares outstanding	7,655,815
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$912,929,280
	Shares outstanding	912,919,762
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$5,451,206
	Shares outstanding	5,451,148
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$99,158
	Shares outstanding	99,157
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$22,900,691
	Shares outstanding	22,900,464
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$4,674,505
	Shares outstanding	4,674,465
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$10,000
	Shares outstanding	10,000
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$2,928,333,500
	Shares outstanding	2,928,303,258
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – BofA Tax-Exempt Reserves

For the Six Months Ended February 28, 2015 (Unaudited)

		($)
Investment Income	Interest	1,469,037
Expenses	Investment advisory fee	2,923,870
	Administration fee	1,879,247
	Distribution fee:
	Daily Class Shares	7,891
	Investor Class Shares	2,518
	Service fee:
	Adviser Class Shares	9,724
	Daily Class Shares	5,636
	Investor Class Shares	6,295
	Liquidity Class Shares	12
	Shareholder administration fee:
	Institutional Class Shares	4,547
	Trust Class Shares	1,411,400
	Transfer agent fee	36,791
	Pricing and bookkeeping fees	83,807
	Trustees' fees	26,007
	Custody fee	24,439
	Chief Compliance Officer expenses	6,685
	Other expenses	233,223
	Total Expenses	6,662,092
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,746,295)
	Fees waived by distributor:
	Adviser Class Shares	(9,710)
	Daily Class Shares	(13,527)
	Institutional Class Shares	(4,534)
	Investor Class Shares	(8,810)
	Liquidity Class Shares	(11)
	Trust Class Shares	(1,411,084)
	Net Expenses	1,468,121
	Net Investment Income	916
	Net realized gain on investments	24,335
	Net Increase Resulting from Operations	25,251

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – BofA Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2015 ($)	Year Ended August 31, 2014 ($)
Operations	Net investment income	916	—
	Net realized gain on investments	24,335	171,115
	Net increase resulting from operations	25,251	171,115
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(5)	(41)
	Capital Class Shares	(651)	(8,499)
	Daily Class Shares	(3)	(32)
	Institutional Capital Shares	— (a)	— (a)
	Institutional Class Shares	(14)	(173)
	Investor Class Shares	(2)	(31)
	Liquidity Class Shares	—	— (a)
	Trust Class Shares	(1,735)	(20,932)
	From net realized gains:
	Adviser Class Shares	(46)	—
	Capital Class Shares	(6,640)	—
	Daily Class Shares	(31)	—
	Institutional Capital Shares	(1)	—
	Institutional Class Shares	(143)	—
	Investor Class Shares	(25)	—
	Liquidity Class Shares	— (a)	—
	Trust Class Shares	(17,693)	—
	Total distributions to shareholders	(26,989)	(29,708)
	Net Capital Stock Transactions	(199,423,729)	2,481,242
	Total increase (decrease) in net assets	(199,425,467)	2,622,649
Net Assets	Beginning of period	4,081,479,702	4,078,857,053
	End of period	3,882,054,235	4,081,479,702
	Undistributed net investment income at end of period	900	2,394

(a) Rounds to less than $1.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	20,893,978	20,893,978	40,264,804	40,264,804
Distributions reinvested	3	3	11	11
Redemptions	(18,821,809)	(18,821,809)	(41,352,049)	(41,352,049)
Net increase (decrease)	2,072,172	2,072,172	(1,087,234)	(1,087,234)
Capital Class Shares
Subscriptions	559,331,325	559,331,325	1,435,883,783	1,435,883,783
Distributions reinvested	521	521	565	565
Redemptions	(867,597,554)	(867,597,554)	(1,531,939,028)	(1,531,939,028)
Net decrease	(308,265,708)	(308,265,708)	(96,054,680)	(96,054,680)
Daily Class Shares
Subscriptions	13,119,790	13,119,790	14,730,689	14,730,689
Redemptions	(12,605,326)	(12,605,326)	(13,744,334)	(13,744,334)
Net increase	514,464	514,464	986,355	986,355
Institutional Capital Shares
Subscriptions	—	—	250,000	250,000
Redemptions	(3,187)	(3,187)	(194,565)	(194,565)
Net increase (decrease)	(3,187)	(3,187)	55,435	55,435
Institutional Class Shares
Subscriptions	24	24	22,857	22,857
Distributions reinvested	132	132	146	146
Redemptions	(23,287)	(23,287)	(1,579,541)	(1,579,541)
Net decrease	(23,131)	(23,131)	(1,556,538)	(1,556,538)
Investor Class Shares
Subscriptions	17,824,065	17,824,065	20,833,631	20,833,631
Distributions reinvested	9	9	12	12
Redemptions	(18,724,521)	(18,724,521)	(21,892,338)	(21,892,338)
Net decrease	(900,447)	(900,447)	(1,058,695)	(1,058,695)
Liquidity Class Shares
Subscriptions	—	—	—	—
Redemptions	—	—	—	—
Net increase (decrease)	—	—	—	—
Trust Class Shares
Subscriptions	1,400,941,089	1,400,941,089	2,877,937,612	2,877,937,612
Distributions reinvested	10	10	30	30
Redemptions	(1,293,758,991)	(1,293,758,991)	(2,776,741,043)	(2,776,741,043)
Net increase	107,182,108	107,182,108	101,196,599	101,196,599

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—	(d)	—		—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(e)
From net realized gains	—	(d)	—		—		—	(d)	—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.00	%(h)	0.02%		0.00	%(h)	0.00	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11%		0.16	%(k)	0.21	%(k)	0.31	%(k)	0.35	%(k)
Waiver/Reimbursement	0.44	%(j)	0.41%		0.35%		0.30%		0.21%		0.17%
Net investment income	—	%(j)	—		—	%(h)(k)	—	(k)	—	%(h)(k)	—	%(h)(k)
Net assets, end of period (000s)	$7,656		$5,584		$6,671		$5,638		$11,797		$48,725
(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—		—	(e)	—	(e)	0.001		0.0014
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	0.001		0.0014
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	(0.001)		(0.0014)
From net realized gains	—	(e)	—		—		—	(e)	—	(e)	—
Total distributions to shareholders	—	(e)	—	(e)	—	(e)	—	(e)	(0.001)		(0.0014)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(i)	0.01%		0.04%		0.10%		0.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(k)	0.11%		0.16	%(l)	0.19	%(l)	0.20	%(l)	0.20	%(l)
Waiver/Reimbursement	0.19	%(k)	0.16%		0.11%		0.08%		0.07%		0.07%
Net investment income	—	%(k)	—		0.01	%(l)	0.02	%(l)	0.10	%(l)	0.14	%(l)
Net assets, end of period (000s)	$912,929		$1,221,197		$1,317,210		$1,104,177		$1,205,520		$1,903,203

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  Not annualized.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—	(d)	—	(d)	—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
From net realized gains	—	(d)	—		—		—	(d)	—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.00	%(h)	0.02%		0.00	%(h)	0.00	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.07	%(j)(k)	0.11%		0.18	%(l)	0.21	%(l)	0.30	%(l)	0.34	%(l)
Waiver/Reimbursement	0.79	%(j)	0.76%		0.69%		0.66%		0.57%		0.53%
Net investment income	—	%(j)	—		—	%(h)(l)	—	%(h)(l)	—	%(h)(l)	—	(l)
Net assets, end of period (000s)	$5,451		$4,937		$3,950		$7,429		$6,093		$38,206

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  Annualized.

(k)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2015		2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—		—	(e)	—	(e)	0.001		0.0014
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	0.001		0.0014
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	(0.001)		(0.0014)
From net realized gains	—	(e)	—		—		—	(e)	—	(e)	—
Total distributions to shareholders	—	(e)	—	(e)	—	(e)	—	(e)	(0.001)		(0.0014)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(i)	0.02%		0.04%		0.10%		0.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(k)	0.11%		0.20	%(l)(m)	0.19	%(m)	0.20	%(m)	0.20	%(m)
Waiver/Reimbursement	0.19	%(k)	0.16%		0.07%		0.08%		0.07%		0.07%
Net investment income	—	%(k)	—		0.01	%(m)	0.02	%(m)	0.10	%(m)	0.14	%(m)
Net assets, end of period (000s)	$99		$102		$47		$360,031		$328,612		$424,460

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  Not annualized.

(k)  Annualized.

(l)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—	(d)	—	(d)	0.001		0.0010
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	0.001		0.0010
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	(0.001)		(0.0010)
From net realized gains	—	(d)	—		—		—	(d)	—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	(0.001)		(0.0010)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.00	%(h)	0.03%		0.06%		0.09%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11%		0.17	%(k)	0.21	%(k)	0.23	%(k)	0.24	%(k)
Waiver/Reimbursement	0.23	%(j)	0.20%		0.13%		0.10%		0.08%		0.07%
Net investment income	—	%(j)	—		—	%(h)(k)	—	%(h)(k)	0.07	%(k)	0.10	%(k)
Net assets, end of period (000s)	$22,901		$22,924		$24,480		$61,654		$88,637		$187,997

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012 (a)		2011 (b)		2010 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—		—	(e)	—		—	(e)	—
Net realized gain (loss) on investments	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Total from investment operations	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
From net realized gains	—	(e)	—		—		—	(e)	—	(e)	—
Total distributions to shareholders	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(f)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(i)	0.00	%(i)	0.02%		0.00	%(i)	0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(k)	0.11%		0.17	%(l)	0.21	%(l)	0.27	%(l)	0.34	%(l)
Waiver/Reimbursement	0.54	%(k)	0.51%		0.45%		0.41%		0.35%		0.30%
Net investment income	—	%(k)	—		—	%(i)(l)	—	(l)	—	%(i)(l)	—	(l)
Net assets, end of period (000s)	$4,675		$5,575		$6,633		$4,261		$2,534		$1,333

(a)  On October 1, 2011, Class A shares were converted to Investor Class shares.

(b)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(c)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(d)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  Not annualized.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(d)	—		—	(d)	0.0001
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	0.0001
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	(0.0001)
From net realized gains	—	(d)	—		—		—	(d)	—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	(0.0001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.00	%(h)	0.02%		0.00	%(h)	0.01%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11%		0.20	%(k)	0.21	%(k)	0.31	%(k)	0.33	%(k)
Waiver/Reimbursement	0.42	%(j)	0.39%		0.32%		0.30%		0.21%		0.19%
Net investment income	—	(j)	—		—	%(h)(k)	—	(k)	—	%(h)(k)	0.01	%(k)
Net assets, end of period (000s)	$10		$10		$10		$218		$218		$12,412

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		—	(d)	—		—	(d)	0.0004
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	0.0004
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	(0.0004)
From net realized gains	—	(d)	—		—		—	(d)	—	(d)	—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	(0.0004)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(h)	0.00	%(h)	0.02%		0.02%		0.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.08	%(j)	0.11%		0.17	%(k)	0.21	%(k)	0.28	%(k)	0.30	%(k)
Waiver/Reimbursement	0.29	%(j)	0.26%		0.20%		0.16%		0.09%		0.07%
Net investment income	—	%(j)	—		—	%(h)(k)	—	(k)	0.02	%(k)	0.04	%(k)
Net assets, end of period (000s)	$2,928,334		$2,821,151		$2,719,857		$2,834,101		$3,058,369		$3,374,811

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  Annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – BofA Tax-Exempt Reserves
February 28, 2015 (Unaudited)

Note 1. Organization

BofA Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust Class shares were renamed Institutional Capital shares. On October 1, 2011, Class A shares were converted into Investor Class shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

BofA Tax-Exempt Reserves, February 28, 2015 (Unaudited)

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2014 was as follows:

Distributions paid from
Tax-Exempt Income	$29,674
Ordinary Income*	$34

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

BofA Tax-Exempt Reserves, February 28, 2015 (Unaudited)

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2015, the Fund's annualized effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2015, the annualized effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the

BofA Tax-Exempt Reserves, February 28, 2015 (Unaudited)

Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

BofA Tax-Exempt Reserves, February 28, 2015 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2017	2016	2015	recovery	ended 02/28/2015
$2,730,589	$3,197,030	$3,240,857	$9,168,476	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the

Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

BofA Tax-Exempt Reserves, February 28, 2015 (Unaudited)

For the six months ended February 28, 2015, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the

New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 9, 2014, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

The Board's Contracts Review Committee met on multiple occasions prior to the December meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. In addition, in preparation for the December meeting, the Board met in September 2014 to review and discuss the materials and information described below. The Board also received performance and other reports at its quarterly meetings throughout the year and considered factors and information relevant to its annual consideration of the Advisory Agreement at each meeting. As part of its review process, the Board considered BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf relating to the Advisory Agreements, other services provided by BoAA and its affiliates and the overall fees paid by the Funds, including fees paid to financial intermediaries. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as the market environment in which the Funds operate and amendments to the regulatory requirements applicable to money market funds. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. As part of its review, the Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA, as well as the infrastructure and support staff in place to assist in the management of the Funds.

In addition, the Board considered the investment, operational and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant.

In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year. The Board also considered that each Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board noted recent amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission on July 23, 2014 with compliance dates in 2015 and 2016. The Board considered BoAA's expertise in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its ability to manage the Funds in accordance with the recent amendments.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, supervisory and compliance personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers offering administrative, transfer agency and other services.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual Management Fee Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Board noted that BoAA had voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and may be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds ("Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Tax-Exempt Reserves, the Board noted that the Fund's Contractual Management Fee Rate, Actual Management Fee Rate and total expense ratio were each above the median range of its Peer Group.

The Board generally noted other relevant factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, with respect to BofA Tax-Exempt Reserves, the Board noted that the net return investment performance of certain classes of the Fund was below the median range of its Universe (meaning that the Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's Universe, the Board, in considering the re-approval of the Advisory Agreement for such Fund, generally noted other relevant factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate,

Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of BoAA and certain affiliates. The Board received and considered information regarding the allocation methodologies and estimates used in determining profitability. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds, including further investments in personnel and technology associated with the management, operations and compliance services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients with investment strategies similar to those of the Funds, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the significantly greater services provided to and increased costs, risks and regulatory requirements associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationships with the Funds. Such benefits include, among others, benefits attributable to BoAA's and its affiliates' relationships with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year, including at each of its quarterly meetings.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors:
800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888-331-0904
Institutional Investors: 800-353-0828

BofA Tax-Exempt Reserves

Semiannual Report, February 28, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-TER-0415

BofA Funds

Semiannual Report

February 28, 2015

•  BofA Treasury Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	20
Board Consideration and Re-Approval of Investment Advisory Agreement	27
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Treasury Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

09/01/14 – 02/28/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.50	0.30	0.30	0.06
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.55	0.25	0.25	0.05
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.55	0.25	0.25	0.05
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.55	0.25	0.25	0.05
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.55	0.25	0.25	0.05
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.50	0.30	0.30	0.06
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,024.55	0.25	0.25	0.05
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.55	0.25	0.25	0.05
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.50	0.30	0.30	0.06

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Treasury Reserves

February 28, 2015 (Unaudited)

Government & Agency Obligations – 17.1%

	Par ($)	Value ($)
U.S. Government Obligations – 17.1%
U.S. Treasury Bill
0.050% 03/05/15 (a)	18,390,000	18,389,898
0.101% 06/11/15 (a)	40,435,000	40,423,486
U.S. Treasury Floating Rate Note
0.065% 01/31/16 (03/03/15) (b)(c)	14,040,000	14,037,098
0.073% 10/31/16 (03/03/15) (b)(c)	59,455,000	59,425,942
0.089% 04/30/16 (03/03/15) (b)(c)	132,500,000	132,504,212
0.090% 07/31/16 (03/03/15) (b)(c)	84,321,000	84,320,362
U.S. Treasury Note
0.125% 04/30/15	206,925,000	206,945,561
0.250% 05/15/15	65,925,000	65,946,776
0.250% 05/31/15	268,140,000	268,238,472
0.375% 03/15/15	50,000,000	50,006,370
0.375% 06/15/15	44,755,000	44,792,794
1.875% 06/30/15	67,535,000	67,938,792
2.125% 05/31/15	320,280,000	321,912,649
2.500% 04/30/15	208,340,000	209,180,028
4.125% 05/15/15	131,780,000	132,880,578
U.S. Government Obligations Total		1,716,943,018
Total Government & Agency Obligations (cost of $1,716,943,018)		1,716,943,018

Repurchase Agreements – 65.2%

Repurchase Agreement with
ABN Amro NV, dated 02/27/15,due 03/02/15 at 0.070% collateralized by U.S. Treasury obligations with various maturities to 11/15/42, market value $204,001,234 (repurchase proceeds $200,001,167)	200,000,000	200,000,000
Repurchase Agreement with
Bank of Montreal, dated 02/25/15,due 03/04/15 at 0.050% collateralized by U.S. Treasury obligations with various maturities to 08/31/20, market value $97,920,810 (repurchase proceeds $96,000,933)	96,000,000	96,000,000

	Par ($)	Value ($)
Repurchase Agreement with
Bank of Montreal, dated 02/27/15,due 03/02/15 at 0.060% collateralized by U.S. Treasury obligations with various maturities to 06/30/21, market value $80,580,411 (repurchase proceeds $79,000,395)	79,000,000	79,000,000
Repurchase agreement with
Bank of Nova Scotia, dated 02/27/15,due 03/02/15 at 0.060% collateralized by U.S. Treasury obligations with various maturities to 05/15/42, market value $54,060,338 (repurchase proceeds $53,000,265)	53,000,000	53,000,000
Repurchase agreement with
Bank of Nova Scotia, dated 02/27/15,due 04/28/15 at 0.080% collateralized by a U.S. Treasury obligation maturing 05/31/20, market value $27,540,211 (repurchase proceeds $27,003,600)	27,000,000	27,000,000
Repurchase agreement with
BNP Paribas Securities Corp., dated 02/27/15,due 03/02/15 at 0.070% collateralized by U.S. Treasury obligations with various maturities to 08/15/44, market value $510,003,063 (repurchase proceeds $500,002,917)	500,000,000	500,000,000
Repurchase agreement with
BNP Paribas Securities Corp., dated 02/27/15,due 03/02/15 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 04/20/62, market value $408,002,720 (repurchase proceeds $400,002,667)	400,000,000	400,000,000

See Accompanying Notes to Financial Statements.

2

BofA Treasury Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
Citibank N.A., dated 02/27/15,due 03/02/15 at 0.050% collateralized by a U.S. Treasury obligation maturing 01/31/17, market value $77,520,331 (repurchase proceeds $76,000,317)	76,000,000	76,000,000
Repurchase Agreement with
Credit Agricole CIB US, dated 02/25/15,due 03/04/15 at 0.060% collateralized by a U.S. Treasury obligation maturing 04/15/19, market value $306,002,619 (repurchase proceeds $300,003,500)	300,000,000	300,000,000
Repurchase Agreement with
Credit Agricole CIB US, dated 02/27/15,due 03/02/15 at 0.060% collateralized by a U.S. Treasury obligation maturing 04/15/18, market value $510,002,633 (repurchase proceeds $500,002,500)	500,000,000	500,000,000
Repurchase Agreement with
Credit Agricole CIB US, dated 02/27/15,due 03/02/15 at 0.060% collateralized by U.S. Treasury obligations with various maturities to 04/15/18, market value $510,002,598 (repurchase proceeds $500,002,500)	500,000,000	500,000,000
Repurchase Agreement with
Federal Reserve Bank of New York, dated 02/26/15, due 03/05/15 at 0.060% collateralized by U.S. Treasury obligations with various maturities to 02/15/40, market value $200,001,386 (repurchase proceeds $200,002,333)	200,000,000	200,000,000
	Par ($)	Value ($)
Repurchase Agreement with
Federal Reserve Bank of New York, dated 02/26/15, due 03/05/15 at 0.060% collateralized by U.S. Treasury obligations with various maturities to 08/15/41, market value $311,002,101 (repurchase proceeds $311,003,628)	311,000,000	311,000,000
Repurchase Agreement with
Federal Reserve Bank of New York, dated 02/27/15, due 03/02/15 at 0.050% collateralized by U.S. Treasury obligations with various maturities to 11/15/22, market value $1,300,005,427 (repurchase proceeds $1,300,005,417)	1,300,000,000	1,300,000,000
Repurchase Agreement with
Goldman Sachs & Co., dated 02/27/15,due 03/02/15 at 0.020% collateralized by U.S. Treasury obligations with various maturities to 08/15/41, market value $128,520,282 (repurchase proceeds $126,000,210)	126,000,000	126,000,000
Repurchase Agreement with
HSBC Securities USA, Inc., dated 02/27/15,due 03/02/15 at 0.040% collateralized by U.S. Treasury obligations with various maturities to 02/04/16, market value $22,261,333 (repurchase proceeds $21,823,073)	21,823,000	21,823,000
Repurchase Agreement with
HSBC Securities USA, Inc., dated 02/27/15,due 03/02/15 at 0.050% collateralized by U.S. Treasury obligations with various maturities to 05/15/39, market value $153,000,596 (repurchase proceeds $150,000,625)	150,000,000	150,000,000

See Accompanying Notes to Financial Statements.

3

BofA Treasury Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
J.P. Morgan Securities, Inc., dated 02/27/15,due 03/02/15 at 0.050% collateralized by U.S. Treasury obligations with various maturities to 01/15/16, market value $128,522,229 (repurchase proceeds $126,000,525)	126,000,000	126,000,000
Repurchase agreement with
Societe Generale NY, dated 02/24/15,due 03/03/15 at 0.050% collateralized by U.S. Treasury obligations with various maturities to 02/15/44, market value $255,002,154 (repurchase proceeds $250,002,431)	250,000,000	250,000,000
Repurchase agreement with
Societe Generale NY, dated 02/27/15,due 03/02/15 at 0.060% collateralized by U.S. Treasury obligations with various maturities to 11/15/42, market value $102,000,540 (repurchase proceeds $100,000,500)	100,000,000	100,000,000
Repurchase agreement with
Societe Generale NY, dated 02/27/15,due 03/02/15 at 0.070% collateralized by U.S. Government Agency obligations with various maturities to 06/20/44, market value $204,001,191 (repurchase proceeds $200,001,167)	200,000,000	200,000,000
Repurchase Agreement with
TD Securities USA, Inc., dated 02/27/15,due 03/02/15 at 0.070% collateralized by U.S. Treasury obligations with various maturities to 11/15/27, market value $77,520,537 (repurchase proceeds $76,000,443)	76,000,000	76,000,000
	Par ($)	Value ($)
Repurchase agreement with
Wells Fargo Bank, N.A., dated 02/27/15,due 03/02/15 at 0.060% collateralized by a U.S. Treasury obligation maturing 10/31/19, market value $142,800,787 (repurchase proceeds $140,000,700)	140,000,000	140,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 01/07/15,due 04/07/15 at 0.130% collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 11/15/42, market value $102,019,992 (repurchase proceeds $100,032,500)	100,000,000	100,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 01/09/15,due 03/10/15 at 0.090% collateralized by a U.S. Treasury obligation maturing 02/15/44, market value $24,483,214 (repurchase proceeds $24,003,600)	24,000,000	24,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/10/15,due 05/11/15 at 0.100% collateralized by U.S. Treasury obligations with various maturities to 08/15/24, market value $49,069,841 (repurchase proceeds $48,117,026)	48,105,000	48,105,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/27/15, due 03/02/15 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 02/15/45, market value $489,602,492 (repurchase proceeds $480,002,400)	480,000,000	480,000,000

See Accompanying Notes to Financial Statements.

4

BofA Treasury Reserves

February 28, 2015 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/27/15, due 05/07/15 at 0.110%, collateralized by U.S. Government Agency obligations, with various maturities to 04/20/44, market value $81,655,533 (repurchase proceeds $80,016,867)	80,000,000	80,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 02/27/15,due 05/21/15 at 0.090% collateralized by a U.S. Government Agency obligation maturing 02/20/45, market value $40,800,307 (repurchase proceeds $40,008,300)	40,000,000	40,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 12/15/14,due 03/13/15 at 0.110% collateralized by a U.S. Treasury obligation maturing 09/15/17, market value $58,852,571 (repurchase proceeds $57,700,511)	57,685,000	57,685,000
Total Repurchase Agreements (cost of $6,561,613,000)		6,561,613,000
Total Investments – 82.3% (cost of $8,278,556,018) (d)		8,278,556,018
Other Assets & Liabilities, Net – 17.7%		1,775,150,727
Net Assets – 100.0%		10,053,706,745

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2015.

(c)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(d)  Cost for federal income tax purposes is $8,278,556,018.

The following table summarizes the inputs used, as of February 28, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$1,716,943,018	$—	$1,716,943,018
Total Repurchase Agreements	—	6,561,613,000	—	6,561,613,000
Total Investments	$—	$8,278,556,018	$—	$8,278,556,018

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the six months ended February 28, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	17.1
Repurchase Agreements	65.2
82.3
Other Assets & Liabilities, Net	17.7
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Treasury Reserves
February 28, 2015 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	1,716,943,018
	Repurchase agreements, at amortized cost approximating value	6,561,613,000
	Total investments, at value	8,278,556,018
	Cash	423,618,105
	Receivable for:
	Investments sold	1,334,633,000
	Interest	17,104,870
	Expense reimbursement due from investment advisor	20,451
	Trustees' deferred compensation plan	34,284
	Prepaid expenses	216,678
	Total Assets	10,054,183,406
Liabilities	Payable for:
	Distributions	46,884
	Investment advisory fee	32,488
	Administration fee	275,358
	Pricing and bookkeeping fees	13,455
	Transfer agent fee	14,734
	Trustees' fees	5,253
	Custody fee	23,899
	Chief Compliance Officer expenses	3,399
	Trustees' deferred compensation plan	34,284
	Other liabilities	26,907
	Total Liabilities	476,661
	Net Assets	10,053,706,745
Net Assets Consist of	Paid-in capital	10,053,746,922
	Overdistributed net investment income	(45,384)
	Accumulated net realized gain	5,207
	Net Assets	10,053,706,745

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Treasury Reserves
February 28, 2015 (Unaudited)

Adviser Class Shares	Net assets	$3,304,050,986
	Shares outstanding	3,304,033,074
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$4,902,522,408
	Shares outstanding	4,902,499,384
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$646,917,808
	Shares outstanding	646,914,305
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$186,711,000
	Shares outstanding	186,709,943
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$348,131,429
	Shares outstanding	348,129,612
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$4,803,443
	Shares outstanding	4,803,417
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$83,563,989
	Shares outstanding	83,563,563
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$24,534,334
	Shares outstanding	24,534,224
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$552,471,348
	Shares outstanding	552,468,764
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Treasury Reserves
For the Six Months Ended February 28, 2015 (Unaudited)

		($)
Investment Income	Interest	3,352,760
Expenses	Investment advisory fee	7,790,270
	Administration fee	5,123,513
	Distribution fee:
	Daily Class Shares	1,289,253
	Investor Class Shares	2,554
	Investor II Class Shares	35,638
	Service fee:
	Adviser Class Shares	4,371,949
	Daily Class Shares	920,895
	Investor Class Shares	6,386
	Investor II Class Shares	89,094
	Liquidity Class Shares	70,561
	Shareholder administration fee:
	Institutional Class Shares	64,188
	Investor II Class Shares	35,638
	Trust Class Shares	264,768
	Transfer agent fee	82,853
	Pricing and bookkeeping fees	76,412
	Trustees' fees	46,023
	Custody fee	100,367
	Chief Compliance Officer expenses	12,213
	Other expenses	361,608
	Total Expenses	20,744,183
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(10,762,105)
	Fees waived by distributor:
	Adviser Class Shares	(4,370,097)
	Daily Class Shares	(2,209,796)
	Institutional Class Shares	(64,102)
	Investor Class Shares	(8,936)
	Investor II Class Shares	(160,258)
	Liquidity Class Shares	(70,551)
	Trust Class Shares	(265,050)
	Net Expenses	2,833,288
	Net Investment Income	519,472
	Net realized gain on investments	5,290
	Net Increase Resulting from Operations	524,762

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Treasury Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2015 ($)	Year Ended August 31, 2014 ($)
Operations	Net investment income	519,472	859,840
	Net realized gain on investments	5,290	42,374
	Net increase resulting from operations	524,762	902,214
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(174,877)	(226,978)
	Capital Class Shares	(253,711)	(514,372)
	Daily Class Shares	(36,836)	(17,207)
	Institutional Capital Shares	(4,759)	(1,645)
	Institutional Class Shares	(16,047)	(36,441)
	Investor Class Shares	(255)	(651)
	Investor II Class Shares	(3,564)	(9,012)
	Liquidity Class Shares	(2,822)	(6,293)
	Trust Class Shares	(26,477)	(54,045)
	From net realized gains:
	Adviser Class Shares	(14,871)	(2,229)
	Capital Class Shares	(13,819)	(4,264)
	Daily Class Shares	(2,331)	(98)
	Institutional Capital Shares	(78)	(5)
	Institutional Class Shares	(971)	(320)
	Investor Class Shares	(19)	(5)
	Investor II Class Shares	(242)	(105)
	Liquidity Class Shares	(220)	(73)
	Trust Class Shares	(2,164)	(569)
	Total distributions to shareholders	(554,063)	(874,312)
	Net Capital Stock Transactions	(1,535,749,716)	2,003,723,694
	Total increase (decrease) in net assets	(1,535,779,017)	2,003,751,596
Net Assets	Beginning of period	11,589,485,762	9,585,734,166
	End of period	10,053,706,745	11,589,485,762
	Overdistributed net investment income at end of period	(45,384)	(45,508)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	12,836,621,940	12,836,621,940	15,744,594,758	15,744,594,758
Distributions reinvested	2,781	2,781	6,506	6,506
Redemptions	(12,980,409,497)	(12,980,409,497)	(14,341,734,314)	(14,341,734,314)
Net increase (decrease)	(143,784,776)	(143,784,776)	1,402,866,950	1,402,866,950
Capital Class Shares
Subscriptions	23,345,157,043	23,345,157,043	30,817,042,917	30,817,042,917
Distributions reinvested	178,947	178,947	336,310	336,310
Redemptions	(24,370,639,190)	(24,370,639,190)	(31,327,255,707)	(31,327,255,707)
Net decrease	(1,025,303,200)	(1,025,303,200)	(509,876,480)	(509,876,480)
Daily Class Shares
Subscriptions	77,605,573	77,605,573	1,051,532,429	1,051,532,429
Distributions reinvested	1	1	127	127
Redemptions	(532,374,774)	(532,374,774)	(80,092,350)	(80,092,350)
Net increase (decrease)	(454,769,200)	(454,769,200)	971,440,206	971,440,206
Institutional Capital Shares
Subscriptions	333,256,080	333,256,080	165,410,171	165,410,171
Distributions reinvested	—	—	7	7
Redemptions	(224,288,416)	(224,288,416)	(91,815,612)	(91,815,612)
Net increase	108,967,664	108,967,664	73,594,566	73,594,566
Institutional Class Shares
Subscriptions	435,525,505	435,525,505	813,570,077	813,570,077
Distributions reinvested	14,802	14,802	32,364	32,364
Redemptions	(475,839,679)	(475,839,679)	(766,231,723)	(766,231,723)
Net increase (decrease)	(40,299,372)	(40,299,372)	47,370,718	47,370,718
Investor Class Shares
Subscriptions	637,850	637,850	7,547,193	7,547,193
Distributions reinvested	81	81	135	135
Redemptions	(1,197,676)	(1,197,676)	(7,765,039)	(7,765,039)
Net decrease	(559,745)	(559,745)	(217,711)	(217,711)
Investor II Class Shares
Subscriptions	60,965,639	60,965,639	229,908,300	229,908,300
Distributions reinvested	30	30	78	78
Redemptions	(66,178,669)	(66,178,669)	(238,363,859)	(238,363,859)
Net decrease	(5,213,000)	(5,213,000)	(8,455,481)	(8,455,481)
Liquidity Class Shares
Subscriptions	10,978,891	10,978,891	22,853,394	22,853,394
Distributions reinvested	2,997	2,997	6,366	6,366
Redemptions	(55,328,534)	(55,328,534)	(16,167,533)	(16,167,533)
Net increase (decrease)	(44,346,646)	(44,346,646)	6,692,227	6,692,227
Trust Class Shares
Subscriptions	704,569,561	704,569,561	833,075,172	833,075,172
Redemptions	(635,011,002)	(635,011,002)	(812,766,473)	(812,766,473)
Net increase	69,558,559	69,558,559	20,308,699	20,308,699

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
Net realized gain (loss) on investments	—	(c)	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
From net realized gains	—	(c)	—	(c)	—		—	(c)	—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
Increase from Contribution from Advisor	—		—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01	%(f)	0.01%		0.01%		0.01%		0.00	%(g)	0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(h)	0.06%		0.12	%(i)	0.11	%(i)	0.16	%(i)	0.17	%(i)
Waiver/Reimbursement	0.46	%(h)	0.45%		0.39%		0.40%		0.35%		0.34%
Net investment income	0.01	%(h)	0.01%		0.01	%(i)	—	%(i)(j)	—	%(i)(j)	—	(i)
Net assets, end of period (000s)	$3,304,051		$3,447,841		$2,044,961		$1,912,565		$2,933,795		$3,747,604

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
From net realized gains	—	(d)	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Increase from Contribution from Advisor	—		—		—		—		—	(d)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.01%		0.01%		0.01%		0.01	%(i)	0.00	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.05	%(k)	0.06%		0.12	%(l)	0.11	%(l)	0.14	%(l)	0.16	%(l)
Waiver/Reimbursement	0.21	%(k)	0.20%		0.14%		0.15%		0.12%		0.10%
Net investment income	0.01	%(k)	0.01%		0.01	%(l)	—	%(j)(l)	0.01	%(l)	—	%(j)(l)
Net assets, end of period (000s)	$4,902,522		$5,927,844		$6,437,715		$5,462,494		$4,455,824		$3,785,055

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Daily Class Shares	2015		2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
Net realized gain (loss) on investments	—	(c)	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—		—
From net realized gains	—	(c)	—	(c)	—		—	(c)	—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—	(c)	—		—
Increase from Contribution from Advisor	—		—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01	%(f)	0.01%		0.01%		0.01%		0.00	%(g)	0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.05	%(h)	0.06%		0.12	%(i)	0.11	%(i)	0.17	%(i)	0.17	%(i)
Waiver/Reimbursement	0.81	%(h)	0.80%		0.74%		0.75%		0.69%		0.69%
Net investment income	0.01	%(h)	0.01%		0.01	%(i)	—	%(i)(j)	—	%(i)(j)	—	(i)
Net assets, end of period (000s)	$646,918		$1,101,691		$130,244		$84,605		$143,382		$697,764
(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Capital Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—	(b)	—		—	(b)
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.01%		0.01%		0.00	%(e)(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.05	%(g)	0.06%		0.13	%(h)(i)	0.14	%(g)(i)
Waiver/Reimbursement	0.21	%(g)	0.20%		0.14%		0.13	%(g)
Net investment income	0.01	%(g)	0.01%		0.01	%(i)	0.01	%(g)(i)
Net assets, end of period (000s)	$186,711		$77,743		$4,148		$412

(a)  Institutional Capital shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Rounds to less than 0.01%.

(g)  Annualized.

(h)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011 (a)		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
From net realized gains	—	(d)	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(e)
Increase from Contribution from Advisor	—		—		—		—		—	(d)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.01%		0.01%		0.01%		0.00	%(i)	0.00	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.05	%(k)	0.06%		0.12	%(l)	0.11	%(l)	0.16	%(l)	0.17	%(l)
Waiver/Reimbursement	0.25	%(k)	0.24%		0.18%		0.19%		0.14%		0.13%
Net investment income	0.01	%(k)	0.01%		0.01	%(l)	—	%(j)(l)	—	%(j)(l)	—	%(j)(l)
Net assets, end of period (000s)	$348,131		$388,432		$341,060		$266,788		$333,703		$810,783

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(j)  Rounds to less than 0.01%.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
Net realized gain (loss) on investments	—	(c)	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—		—
From net realized gains	—	(c)	—	(c)	—		—	(c)	—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—	(c)	—		—
Increase from Contribution from Advisor	—		—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01	%(f)	0.01%		0.01%		0.01%		0.00	%(g)	0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(h)	0.06%		0.12	%(i)	0.11	%(i)	0.17	%(i)	0.17	%(i)
Waiver/Reimbursement	0.56	%(h)	0.55%		0.49%		0.50%		0.44%		0.44%
Net investment income	0.01	%(h)	0.01%		0.01	%(i)	—	%(i)(j)	—	%(i)(j)	—	(i)
Net assets, end of period (000s)	$4,803		$5,363		$5,581		$5,580		$7,743		$18,884

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Investor II Class Shares	2015		2014		2013		2012 (a)		2011		2010 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Net realized gain (loss) on investments	—	(d)	—	(d)	—	(d)	—		—		—
Total from investment operations	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	—	(d)	—	(d)	—		—
From net realized gains	—	(d)	—	(d)	—		—	(d)	—		—
Total distributions to shareholders	—	(d)	—	(d)	—	(d)	—	(d)	—		—
Increase from Contribution from Advisor	—		—		—		—		—	(d)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.01	%(g)	0.01%		0.01%		0.01%		0.00	%(h)	0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.05	%(i)	0.06%		0.12	%(j)	0.11	%(j)	0.16	%(j)	0.17	%(j)
Waiver/Reimbursement	0.66	%(i)	0.65%		0.59%		0.60%		0.55%		0.54%
Net investment income	0.01	%(i)	0.01%		0.01	%(j)	—	%(j)(k)	—	%(j)(k)	—	(j)
Net assets, end of period (000s)	$83,564		$88,777		$97,233		$103,034		$107,653		$170,781

(a)  After the close of business on September 30, 2011, Class A Shares were renamed Investor II Class Shares.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
Net realized gain (loss) on investments	—	(c)	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—		—
From net realized gains	—	(c)	—	(c)	—		—	(c)	—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—	(c)	—		—
Increase from Contribution from Advisor	—		—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01	%(f)	0.01%		0.01%		0.01%		0.00	%(g)	0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.05	%(h)	0.06%		0.13	%(i)(j)	0.11	%(j)	0.16	%(j)	0.17	%(j)
Waiver/Reimbursement	0.46	%(h)	0.45%		0.39%		0.41%		0.35%		0.34%
Net investment income	0.01	%(h)	0.01%		0.01	%(j)	—	%(j)(k)	—	%(j)(k)	—	(j)
Net assets, end of period (000s)	$24,534		$68,881		$62,189		$71,919		$138,535		$176,051

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Annualized.

(i)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011		2010 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
Net realized gain (loss) on investments	—	(c)	—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—
Less Distributions to Shareholders:
From net investment income	—	(c)	—	(c)	—	(c)	—	(c)	—		—
From net realized gains	—	(c)	—	(c)	—		—	(c)	—		—
Total distributions to shareholders	—	(c)	—	(c)	—	(c)	—	(c)	—		—
Increase from Contribution from Advisor	—		—		—		—		—	(c)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.01	%(f)	0.01%		0.01%		0.01%		0.00	%(g)	0.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.06	%(h)	0.06%		0.12	%(i)	0.11	%(i)	0.15	%(i)	0.17	%(i)
Waiver/Reimbursement	0.31	%(h)	0.30%		0.24%		0.25%		0.21%		0.19%
Net investment income	0.01	%(h)	0.01%		0.01	%(i)	—	%(i)(j)	—	%(i)(j)	—	(i)
Net assets, end of period (000s)	$552,471		$482,914		$462,604		$444,576		$478,302		$469,327

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Treasury Reserves
February 28, 2015 (Unaudited)

Note 1. Organization

BofA Treasury Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares. On October 3, 2011, Institutional Capital shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

20

BofA Treasury Reserves, February 28, 2015 (Unaudited)

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

In December 2011, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update ("ASU") No. 2011-11: Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At February 28, 2015, the Fund's investments in repurchase agreements were subject to enforceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$6,561,613,000
Non-cash Collateral offsetting (1)	$(6,561,613,000)
Net Amount (2)	$—

(1)  At February 28, 2015, the value of the collateral exceeded the value of the related repurchase agreements.

(2)  Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

21

BofA Treasury Reserves, February 28, 2015 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2014 was as follows:

Distributions paid from
Ordinary Income*	$874,312

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit

22

BofA Treasury Reserves, February 28, 2015 (Unaudited)

to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

For the six months ended February 28, 2015, the Fund's annualized effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the six months ended February 28, 2015, the annualized effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

23

BofA Treasury Reserves, February 28, 2015 (Unaudited)

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the

Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

24

BofA Treasury Reserves, February 28, 2015 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At February 28, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the period
2017	2016	2015	recovery	ended 02/28/2015
$5,398,514	$5,806,647	$5,240,089	$16,445,250	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the

Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in

25

BofA Treasury Reserves, February 28, 2015 (Unaudited)

the line of credit based on the average net assets of the participating funds.

For the six months ended February 28, 2015, the Fund did not borrow under this arrangement.

Note 6. Capital Contribution

On November 29, 2010 an affiliate of the Advisor made a voluntary capital contribution to the Fund of $3,865,298.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments, except for certain disclosure enhancements, will not take effect until 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

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Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the Trust's investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement. Consistent with this requirement, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Government Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The Trust's investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to individually as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on December 9, 2014, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by an Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees. The Fee Consultant's role was to manage, and provide input regarding, the process by which the investment advisory fees payable by the Funds under the Advisory Agreement are negotiated. The Fee Consultant found that the Board had the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Fund and that the fee negotiation process was, to the extent practicable, at arms' length and reasonable. A summary of the Fee Consultant's report is available at http://www.bofacapital.com.

The Board's Contracts Review Committee met on multiple occasions prior to the December meeting to assist the Board in preparation for the Board's consideration of the re-approval of the Advisory Agreement. In addition, in preparation for the December meeting, the Board met in September 2014 to review and discuss the materials and information described below. The Board also received performance and other reports at its quarterly meetings throughout the year and considered factors and information relevant to its annual consideration of the Advisory Agreement at each meeting. As part of its review process, the Board considered BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on the Board's behalf relating to the Advisory Agreements, other services provided by BoAA and its affiliates and the overall fees paid by the Funds, including fees paid to financial intermediaries. All of these submissions and reports were considered by the Board in the context of, among other things, the recent history of money market funds and the investments available to such funds, as well as the market environment in which the Funds operate and amendments to the regulatory requirements applicable to money market funds. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from BoAA.

Nature, Extent and Quality of Services. As part of its review, the Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. BoAA's most recent form registering it as an investment adviser with the Securities and Exchange Commission was also made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA, as well as the infrastructure and support staff in place to assist in the management of the Funds.

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In addition, the Board considered the investment, operational and compliance programs of the Funds and BoAA, including reports of the Funds' Chief Compliance Officer as well as periodic reports from an Independent Compliance Consultant. In this connection, the Board considered information regarding BoAA's ongoing monitoring and risk management oversight activities, including BoAA's "stress testing" initiatives that were presented to the Board on a quarterly basis throughout the year. The Board also considered that each Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board noted recent amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission on July 23, 2014 with compliance dates in 2015 and 2016. The Board considered BoAA's expertise in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its ability to manage the Funds in accordance with the recent amendments.

The Board evaluated the ability of BoAA and certain of its affiliates, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, supervisory and compliance personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel. In addition, the Board took into account the administrative services provided to the Funds by BoAA, including BoAA's oversight of third party service providers offering administrative, transfer agency and other services.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds (the "Contractual Management Fee Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Fee Rates and considered the Contractual Management Fee Rates after taking the proposed waivers/caps into account (the "Actual

Management Fee Rates"). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Board noted that BoAA had voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. The Board noted that these undertakings, as well as other applicable voluntary waivers and expense caps for certain Funds, were voluntary and may be modified or discontinued by the Distributor and/or BoAA at any time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 shareholder servicing and administration fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined to be most similar to a given Fund (the "Peer Group") and to a broader universe of relevant funds ("Universe"). Lipper Inc., an independent provider of investment company data, selected the funds in each Fund's Peer Group based on the subsets of the iMoneyNet category peers, which include mutual funds that are viewed as direct competitor peers to the Funds in the institutional market and share similar distribution platforms, expense structures and investment objectives. The Board was provided with a description of the methodology used to select the mutual funds in each Fund's Peer Group. Additional comparisons and other data also were prepared by, or at the direction of, the Fee Consultant, which the Board considered during its deliberations.

The Board considered the Contractual and Actual Management Fee Rates and total expense ratio of each Fund on a Fund-by-Fund basis. In this regard, the Board received information comparing each Fund's total expense ratio, Contractual Management Fee Rate and Actual Management Fee Rate to its Peer Group and assigning a quintile ranking

28

for each such category. For example, a Fund that ranked in the first quintile for total expense ratio had a lower expense ratio than at least 80% of the funds in its Peer Group. Where a Fund's total expense ratio, Contractual Management Fee Rate and/or Actual Management Fee Rate was above the median range of its Peer Group (meaning that it ranked in the fourth or fifth quintile), the Board noted other applicable factors described below. In this connection, with respect to BofA Treasury Reserves, the Board noted that the Fund's Contractual Management Fee Rate, Actual Management Fee Rate and total expense ratio were each above the median range of its Peer Group.

The Board generally noted other relevant factors, including, among others, competitive investment performance, the quality of administrative and/or shareholder services, the Fund's total expense ratios for other classes, the Fund's expense cap and waiver arrangements and/or comparisons to subsets of funds and institutional account fees in considering the re-approval of the Advisory Agreement.

Fund Performance. The Board considered the investment performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Universe. In addition, the Board considered information regarding how BoAA and its affiliates analyze and manage potential risks to the Funds, including BoAA's credit review process and the nature of the Funds' investments.

In considering the investment performance of each Fund, the Board compared the net return investment performance of representative classes of each Fund to its Universe, which included funds with similar pricing structures and Rule 12b-1 fees. The Board received information showing that specific classes of certain Funds generally outperformed their peers in the more recent periods, while certain other classes underperformed their peers in the more recent periods. In particular, with respect to BofA Treasury Reserves, the Board noted that the net return investment performance of certain classes of the Fund was below the median range of its Universe (meaning that the Fund's performance ranked in the fourth or fifth quintile relative to its Universe) over certain recent periods.

Where net return investment performance of a class of a particular Fund was below the median range of the Fund's

Universe, the Board, in considering the re-approval of the Advisory Agreement for such Fund, generally noted other relevant factors, including, among others, stronger relative net return performance of other classes or over other periods, the relatively tight dispersion of performance data within a particular Universe, the Fund's Actual Management Fee Rate, Contractual Management Fee Rate and/or total expense ratio, the Fund's expense cap and waiver arrangements, the composition and share classes used in the comparisons and BoAA's emphasis on liquidity and capital preservation, as well as its organizational strength and capacity and its history with the Funds.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Fee Rates and the Actual Management Fee Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information and was derived from allocation methodologies estimating certain expenses of BoAA and certain affiliates. The Board received and considered information regarding the allocation methodologies and estimates used in determining profitability. The Board also reviewed information compiled by Lipper comparing profitability information for BoAA to other management companies for which information was publicly available. After reviewing such materials in detail, the Board did not deem the profits and other ancillary benefits that BoAA and its affiliates received from providing these services to be unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of further economies of scale. The Board also considered information from management regarding potential sources of economies of scale and the impact of the current yield environment on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints, fee waiver arrangements and further investments by BoAA relating to services provided to the Funds, including further investments in personnel and

29

technology associated with the management, operations and compliance services provided to the Funds.

Information About Services to Other BoAA Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients with investment strategies similar to those of the Funds, including institutional investors, unregistered and offshore funds and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Fee Rates and Actual Management Fee Rates were appreciably above the range of the fee rates charged to other BoAA clients, based on information provided by BoAA, the significantly greater services provided to and increased costs, risks and regulatory requirements associated with sponsoring, managing and operating the Funds provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding potential "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationships with the Funds. Such benefits include, among others, benefits attributable to BoAA's and its affiliates' relationships with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board did not deem such benefits to be unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviewed materials received from BoAA during the re-approval process under Section 15(c) of the 1940 Act. The Board also reviewed and assessed the quality of the services the Funds received from BoAA and its affiliates throughout the year, including in light of regulatory and market developments impacting money market funds. In this regard, the Board reviewed reports of BoAA at each of the quarterly meetings and, as necessary, more frequently, which included, among other things, investment performance reports and reports comparing the Funds to certain competitors. In addition, the Board conferred with the Funds' investment personnel at various times throughout the year, including at each of its quarterly meetings.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board, including all of the Independent Trustees, unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 (Institutional Investors: 800-353-0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Treasury Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904 (Institutional Investors: 800-353-0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904
(Institutional Investors: 800-353-0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888-331-0904
Institutional Investors: 800-353-0828

BofA Treasury Reserves

Semiannual Report, February 28, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

SAR-TSYR-0415

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.